                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8326
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                          MFS VARIABLE INSURANCE TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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                  Date of reporting period: September 30, 2006
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/06

MFS(R) MFS HIGH INCOME SERIES

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS Variable Insurance Trust - MFS High Income Series
ISSUER                                                                                          SHARES/PAR              VALUE ($)
BONDS - 89.5%
AEROSPACE - 1.3%
Argo-Tech Corp., 9.25%, 2011                                                                 $   1,275,000           $  1,325,990
DRS Technologies, Inc., 7.625%, 2018                                                             2,635,000              2,674,515
Vought Aircraft Industry, Inc., 8%, 2011                                                           485,000                444,978
                                                                                                                     ------------
                                                                                                                     $  4,445,483
                                                                                                                     ------------

AIRLINES - 0.5%
Continental Airlines, Inc., 6.9%, 2017                                                       $     336,843           $    323,010
Continental Airlines, Inc., 6.748%, 2017                                                           252,072                245,770
Continental Airlines, Inc., 6.795%, 2020                                                           444,833                432,847
Continental Airlines, Inc., 7.566%, 2020                                                           758,542                756,646
                                                                                                                     ------------
                                                                                                                     $  1,758,273
                                                                                                                     ------------
APPAREL MANUFACTURERS - 0.4%
Levi Strauss & Co., 12.25%, 2012                                                             $     895,000           $    997,925
Levi Strauss & Co., 9.75%, 2015                                                                    485,000                503,188
                                                                                                                     ------------
                                                                                                                     $  1,501,113
                                                                                                                     ------------
ASSET BACKED & SECURITIZED - 2.8%
Anthracite CDO Ltd., 6%, 2037 (z)                                                            $     290,000           $    252,878
Arbor Realty Mortgage Securities, FRN, 7.82%, 2038 (z)                                             731,823                737,385
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                              906,493                812,232
Asset Securitization Corp., FRN, 8.2945%, 2029                                                   1,366,658              1,427,424
Asset Securitization Corp., FRN, 8.7845%, 2029 (z)                                               2,000,000              1,933,678
Babson CDO Ltd., "D", FRN, 6.8528%, 2018 (n)                                                       655,000                655,000
Credit Suisse Mortgage Securities Corp., 6.75%, 2030 (n)                                           630,000                648,047
Crest Ltd., 7%, 2040 (n)                                                                           846,250                798,098
CW Capital Ltd., CDO, 6.23%, 2045 (n)                                                              938,000                921,397
CWCapital Cobalt CDO Ltd., "F", FRN, 6.79%, 2050 (z)                                               500,000                501,750
First Union National Bank Commercial Mortgage Corp., 6.75%, 2010                                   750,000                759,375
Wachovia Credit, CDO, FRN, 6.74%, 2026 (p)(z)                                                      372,000                372,000
                                                                                                                     ------------
                                                                                                                     $  9,819,264
                                                                                                                     ------------
AUTOMOTIVE - 9.2%
American Axle & Manufacturing, Inc., 5.25%, 2014                                             $     730,000           $    605,900
Cooper Standard Automotive, Inc., 8.375%, 2014                                                   2,310,000              1,697,850
Ford Motor Co., 7.45%, 2031                                                                      1,303,000              1,006,568
Ford Motor Credit Co., 6.625%, 2008                                                                732,000                720,932
Ford Motor Credit Co., 5.8%, 2009                                                                2,746,000              2,614,236
Ford Motor Credit Co., 9.75%, 2010 (n)                                                           3,445,000              3,556,873
Ford Motor Credit Co., 8.625%, 2010                                                              1,035,000              1,031,058
Ford Motor Credit Co., 7%, 2013                                                                  3,728,000              3,458,980
General Motors Acceptance Corp., 6.875%, 2011                                                    3,222,000              3,204,930
General Motors Acceptance Corp., 6.75%, 2014                                                     7,185,000              7,014,392
General Motors Corp., 7.2%, 2011                                                                 1,115,000              1,027,194
General Motors Corp., 8.375%, 2033                                                               4,065,000              3,516,225
Goodyear Tire & Rubber Co., 9%, 2015                                                             2,440,000              2,476,600
Lear Corp., 5.75%, 2014                                                                            555,000                445,388
                                                                                                                     ------------
                                                                                                                     $ 32,377,126
                                                                                                                     ------------
BROADCASTING - 4.1%
Allbritton Communications Co., 7.75%, 2012                                                   $   2,130,000           $  2,145,975
Barrington Broadcasting Group, 10.5%, 2014 (z)                                                   1,050,000              1,023,750
EchoStar DBS Corp., 6.375%, 2011                                                                 1,775,000              1,728,406
Granite Broadcasting Corp., 9.75%, 2010                                                          1,230,000              1,137,750
Hughes Network Systems LLC, 9.5%, 2014 (n)                                                         935,000                963,050
Intelsat Ltd., 9.25%, 2016 (n)                                                                     995,000              1,045,994
Intelsat Ltd., 11.25%, 2016 (n)                                                                    355,000                377,188
Intelsat Ltd., 0% to 2010, 9.25% to 2015                                                         1,540,000              1,116,500
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                               1,220,000              1,247,450
ION Media Networks, Inc., FRN, 11.7569%, 2013 (n)(p)                                             1,735,000              1,748,013
XM Satellite Radio, Inc., 9.75%, 2014                                                            1,200,000              1,146,000
Young Broadcasting, Inc., 10%, 2011                                                                795,000                742,331
                                                                                                                     ------------
                                                                                                                     $ 14,422,407
                                                                                                                     ------------
BUILDING - 1.8%
Goodman Global Holdings, Inc., 7.875%, 2012                                                  $   1,900,000           $  1,809,750
Interface, Inc., 10.375%, 2010                                                                     878,000                957,020
Interface, Inc., 9.5%, 2014                                                                        170,000                175,100
Nortek Holdings, Inc., 8.5%, 2014                                                                1,164,000              1,099,980
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                3,563,000              2,458,470
                                                                                                                     ------------
                                                                                                                     $  6,500,320
                                                                                                                     ------------
BUSINESS SERVICES - 2.6%
Iron Mountain, Inc., 8.625%, 2013                                                            $     980,000           $  1,002,050
Iron Mountain, Inc., 7.75%, 2015                                                                   445,000                445,000
Nortel Networks Ltd., 10.75%, 2016 (n)                                                           1,180,000              1,262,600
Northern Telecom Corp., 6.875%, 2023                                                               700,000                577,500
SunGard Data Systems, Inc., 10.25%, 2015                                                         2,610,000              2,688,300
Xerox Corp., 7.625%, 2013                                                                        2,990,000              3,139,500
                                                                                                                     ------------
                                                                                                                     $  9,114,950
                                                                                                                     ------------
CABLE TV - 3.4%
Cablevision Systems Corp., 8%, 2012                                                          $     810,000           $    820,125
CCH I Holdings LLC, 11%, 2015                                                                    4,148,000              3,774,680
CCH II Holdings LLC, 10.25%, 2010                                                                3,015,000              3,075,300
CCO Holdings LLC, 8.75%, 2013                                                                      500,000                503,125
CSC Holdings, Inc., 6.75%, 2012 (n)                                                                935,000                931,494
Mediacom LLC, 9.5%, 2013                                                                         1,635,000              1,671,788
NTL Cable PLC, 9.125%, 2016                                                                      1,331,000              1,374,258
                                                                                                                     ------------
                                                                                                                     $ 12,150,770
                                                                                                                     ------------
CHEMICALS - 5.1%
Basell AF SCA, 8.375%, 2015 (n)                                                              $   1,719,000           $  1,706,108
BCP Crystal Holdings Corp., 9.625%, 2014                                                           742,000                805,070
Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014                                            869,000                697,373
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                        4,032,000              3,270,960
Equistar Chemicals, 10.625%, 2011                                                                  305,000                327,113
Equistar Chemicals LP, 10.125%, 2008                                                             1,315,000              1,392,256
Hexion U.S. Financial Corp., 9%, 2014                                                            1,200,000              1,224,000
Huntsman International LLC, 10.125%, 2009                                                        1,202,000              1,220,030
KI Holdings, Inc., 0% to 2009, 9.875% to 2014                                                    1,924,000              1,414,140
Lyondell Chemical Co., 9.5%, 2008                                                                  394,000                405,328
Lyondell Chemical Co., 11.125%, 2012                                                             1,730,000              1,885,700
Nalco Co., 7.75%, 2011                                                                           1,130,000              1,152,600
Nalco Co., 8.875%, 2013                                                                          2,540,000              2,647,950
                                                                                                                     ------------
                                                                                                                     $ 18,148,628
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 2.5%
GEO Group, Inc., 8.25%, 2013                                                                 $   1,580,000           $  1,580,000
Jarden Corp., 9.75%, 2012                                                                          830,000                875,650
Playtex Products, Inc., 9.375%, 2011                                                               995,000              1,039,775
Revlon Consumer Products Corp., 9.5%, 2011                                                         910,000                805,350
Samsonite Corp., 8.875%, 2011                                                                    1,125,000              1,178,438
Service Corp., 7.375%, 2014 (z)                                                                    725,000                729,531
Service Corp. International, 7%, 2017 (n)                                                        1,960,000              1,876,700
Visant Holding Corp., 8.75%, 2013 (n)                                                              710,000                714,438
                                                                                                                     ------------
                                                                                                                     $  8,799,882
                                                                                                                     ------------
CONTAINERS - 2.0%
Berry Plastics Holding Corp., 8.875%, 2014 (z)                                               $   1,155,000           $  1,160,775
Graham Packaging Co. LP, 9.875%, 2014                                                            2,045,000              2,009,213
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                3,710,000              3,802,750
                                                                                                                     ------------
                                                                                                                     $  6,972,738
                                                                                                                     ------------
DEFENSE ELECTRONICS - 0.8%
L-3 Communications Corp., 5.875%, 2015                                                       $   1,580,000           $  1,501,000
L-3 Communications Holdings, Inc., 6.125%, 2014                                                  1,250,000              1,212,500
                                                                                                                     ------------
                                                                                                                     $  2,713,500
                                                                                                                     ------------
ELECTRONICS - 0.7%
Flextronics International Ltd., 6.5%, 2013                                                   $     705,000           $    697,950
Magnachip Semiconductor S.A., 8%, 2014                                                             155,000                 94,163
Sensata Technologies B.V., 8%, 2014 (n)                                                          1,675,000              1,628,938
                                                                                                                     ------------
                                                                                                                     $  2,421,051
                                                                                                                     ------------
EMERGING MARKET QUASI-SOVEREIGN - 0.2%
Gazprom OAO, 9.625%, 2013 (n)                                                                $     530,000           $    627,388
Gazprom OAO, 8.625%, 2034 (n)                                                                      200,000                249,000
                                                                                                                     ------------
                                                                                                                     $    876,388
                                                                                                                     ------------
EMERGING MARKET SOVEREIGN - 0.2%
Federative Republic of Brazil, 8.875%, 2019                                                  $     305,000           $    361,730
Russian Ministry of Finance, 12.75%, 2028                                                          204,000                366,078
                                                                                                                     ------------
                                                                                                                     $    727,808
                                                                                                                     ------------
ENERGY - INDEPENDENT - 3.2%
Chesapeake Energy Corp., 7%, 2014                                                            $     875,000           $    865,156
Chesapeake Energy Corp., 6.375%, 2015                                                            2,755,000              2,631,025
Chesapeake Energy Corp., 6.875%, 2016                                                            1,665,000              1,627,538
Hilcorp Energy I, 9%, 2016 (n)                                                                   1,000,000              1,032,500
Newfield Exploration Co., 6.625%, 2014                                                           2,435,000              2,383,256
Quicksilver Resources, Inc., 7.125%, 2016                                                        1,805,000              1,710,238
Whiting Petroleum Corp., 7%, 2014                                                                1,115,000              1,087,125
                                                                                                                     ------------
                                                                                                                     $ 11,336,838
                                                                                                                     ------------
ENTERTAINMENT - 1.4%
AMC Entertainment, Inc., 9.5%, 2011                                                          $     864,000           $    862,920
AMC Entertainment, Inc., 11%, 2016                                                                 960,000              1,046,400
Marquee Holdings, Inc., 0% to 2009, 12% to 2014                                                    950,000                726,750
Six Flags, Inc., 8.875%, 2010                                                                    1,015,000                971,863
Six Flags, Inc., 9.75%, 2013                                                                     1,450,000              1,305,000
                                                                                                                     ------------
                                                                                                                     $  4,912,933
                                                                                                                     ------------
FOOD & BEVERAGES - 0.7%
B&G Foods Holding Corp., 8%, 2011                                                            $     970,000           $    994,250
Michael Foods, Inc., 8%, 2013                                                                    1,360,000              1,387,200
                                                                                                                     ------------
                                                                                                                     $  2,381,450
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 4.0%
Buckeye Technologies, Inc., 8%, 2010                                                         $     365,000           $    350,400
Buckeye Technologies, Inc., 8.5%, 2013                                                           2,140,000              2,145,350
Graphic Packaging International Corp., 9.5%, 2013                                                1,725,000              1,763,813
Jefferson Smurfit Corp., 8.25%, 2012                                                             4,155,000              3,978,413
JSG Funding LLC, 11.5%, 2015 (n)(p)                                                        EUR     498,273                687,266
JSG Funding PLC, 7.75%, 2015                                                                 $     150,000                141,750
MDP Acquisitions PLC, 9.625%, 2012                                                               1,070,000              1,128,850
Millar Western Forest Products Ltd., 7.75%, 2013                                                 1,195,000                991,850
Stone Container Corp., 7.375%, 2014                                                                850,000                773,500
Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                         745,000                749,656
Verso Paper Holdings LLC, 11.375%, 2016 (n)                                                      1,370,000              1,359,725
                                                                                                                     ------------
                                                                                                                     $ 14,070,573
                                                                                                                     ------------
GAMING & LODGING - 6.0%
Boyd Gaming Corp., 6.75%, 2014                                                               $   1,785,000           $  1,744,838
Greektown Holdings, 10.75%, 2013 (n)                                                             1,240,000              1,308,200
Harrah's Entertainment, Inc., 5.75%, 2017                                                          515,000                470,997
Majestic Star Casino LLC, 9.75%, 2011                                                            1,075,000              1,046,781
Mandalay Resort Group, 9.375%, 2010                                                                955,000              1,020,656
MGM Mirage, Inc., 8.5%, 2010                                                                       580,000                616,975
MGM Mirage, Inc., 8.375%, 2011                                                                   1,875,000              1,954,781
MGM Mirage, Inc., 6.75%, 2013                                                                    1,115,000              1,095,488
MGM Mirage, Inc., 5.875%, 2014                                                                   1,625,000              1,505,156
MGM Mirage, Inc., 6.875%, 2016                                                                     985,000                950,525
Pinnacle Entertainment, Inc., 8.25%, 2012                                                          700,000                708,750
Pokagon Gaming Authority, 10.375%, 2014 (n)                                                        740,000                789,025
Station Casinos, Inc., 6.5%, 2014                                                                3,910,000              3,660,738
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015                                           2,280,000              2,180,250
Wynn Las Vegas LLC, 6.625%, 2014                                                                 2,290,000              2,221,300
                                                                                                                     ------------
                                                                                                                     $ 21,274,460
                                                                                                                     ------------
INDUSTRIAL - 3.3%
Amsted Industries, Inc., 10.25%, 2011 (z)                                                    $   1,685,000           $  1,802,950
Blount, Inc., 8.875%, 2012                                                                       1,050,000              1,047,375
Da-Lite Screen Co., Inc., 9.5%, 2011                                                               370,000                389,425
Education Management LLC, 8.75%, 2014 (n)                                                        1,110,000              1,121,100
Education Management LLC, 10.25%, 2016 (n)                                                         790,000                807,775
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                2,055,000              2,065,275
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                         974,000                842,510
Knowledge Learning Corp., 7.75%, 2015 (z)                                                          725,000                677,875
Milacron Escrow Corp., 11.5%, 2011                                                               1,120,000              1,064,000
RBS Global & Rexnord Corp., 9.5%, 2014 (z)                                                       1,185,000              1,202,775
RBS Global & Rexnord Corp., 11.75%, 2016 (n)                                                       595,000                612,850
                                                                                                                     ------------
                                                                                                                     $ 11,633,910
                                                                                                                     ------------
INSURANCE - 0.7%
UnumProvident Corp., 6.85%, 2015 (n)                                                         $   2,266,000           $  2,325,476
MACHINERY & TOOLS - 1.1%
Case Corp., 7.25%, 2016                                                                      $     715,000           $    721,256
Case New Holland, Inc., 9.25%, 2011                                                                525,000                556,500
Case New Holland, Inc., 7.125%, 2014                                                             2,680,000              2,690,050
                                                                                                                     ------------
                                                                                                                     $  3,967,806
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 6.4%
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                             $   2,510,000           $  1,857,400
DaVita, Inc., 6.625%, 2013                                                                         750,000                732,188
DaVita, Inc., 7.25%, 2015                                                                        1,480,000              1,454,100
Extendicare Health Services, Inc., 6.875%, 2014                                                  1,135,000              1,214,450
HCA, Inc., 8.75%, 2010                                                                             545,000                550,450
HCA, Inc., 7.875%, 2011                                                                          2,120,000              2,027,250
HCA, Inc., 6.375%, 2015                                                                          6,385,000              5,155,888
HealthSouth Corp., 10.75%, 2016 (n)                                                              1,645,000              1,679,956
Omnicare, Inc., 6.875%, 2015                                                                     2,115,000              2,054,194
Select Medical Corp., 7.625%, 2015                                                               1,895,000              1,596,538
Triad Hospitals, Inc., 7%, 2013                                                                    945,000                917,831
US Oncology, Inc., 10.75%, 2014                                                                  1,525,000              1,669,875
Vanguard Health Holding II, 9%, 2014                                                             1,745,000              1,692,650
                                                                                                                     ------------
                                                                                                                     $ 22,602,770
                                                                                                                     ------------
METALS & MINING - 1.9%
Arch Western Finance LLC, 6.75%, 2013                                                        $   2,820,000           $  2,707,200
Massey Energy Co., 6.875%, 2013                                                                  2,880,000              2,606,400
Peabody Energy Corp., 5.875%, 2016                                                               1,485,000              1,362,488
                                                                                                                     ------------
                                                                                                                     $  6,676,088
                                                                                                                     ------------
NATURAL GAS - DISTRIBUTION - 0.5%
AmeriGas Partners LP, 7.125%, 2016                                                           $   1,820,000           $  1,792,700
                                                                                                                     ------------
NATURAL GAS -PIPELINE - 2.9%
ANR Pipeline Co., 9.625%, 2021                                                               $     850,000           $  1,046,963
Atlas Pipeline Partners LP, 8.125%, 2015                                                         1,055,000              1,073,463
Colorado Interstate Gas Co., 5.95%, 2015                                                           770,000                736,367
El Paso Energy Corp., 7%, 2011                                                                   1,910,000              1,921,938
El Paso Energy Corp., 7.75%, 2013                                                                1,530,000              1,564,425
El Paso Performance-Linked, 7.75%, 2011 (n)                                                      2,270,000              2,332,425
Transcontinental Gas Pipe Line Corp., 7%, 2011                                                     705,000                722,625
Williams Cos., Inc., 7.125%, 2011                                                                  725,000                743,125
                                                                                                                     ------------
                                                                                                                     $ 10,141,331
                                                                                                                     ------------
NETWORK & TELECOM - 3.8%
Cincinnati Bell, Inc., 8.375%, 2014                                                          $   1,825,000           $  1,843,250
Citizens Communications Co., 9.25%, 2011                                                         1,301,000              1,434,353
Hawaiian Telecom Communications, Inc., 9.75%, 2013                                               1,075,000              1,104,563
Hawaiian Telecom Communications, Inc., 12.5%, 2015                                                 275,000                288,750
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                  1,580,000              1,660,975
Qwest Corp., 7.875%, 2011                                                                        1,095,000              1,149,750
Qwest Corp., 8.875%, 2012                                                                        2,230,000              2,433,488
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                  1,625,000              1,710,313
Windstream Corp., 8.625%, 2016 (n)                                                               1,725,000              1,845,750
                                                                                                                     ------------
                                                                                                                     $ 13,471,192
                                                                                                                     ------------
OIL SERVICES - 1.1%
Basic Energy Services, Inc., 7.125%, 2016 (n)                                                $   1,650,000           $  1,592,250
GulfMark Offshore, Inc., 7.75%, 2014                                                             1,175,000              1,180,875
Hanover Compressor Co., 9%, 2014                                                                   910,000                964,600
                                                                                                                     ------------
                                                                                                                     $  3,737,725
                                                                                                                     ------------
PHARMACEUTICALS - 0.3%
Warner Chilcott Corp., 8.75%, 2015                                                           $   1,212,000           $  1,254,420
                                                                                                                     ------------
PRINTING & PUBLISHING - 3.1%
American Media Operations, Inc., 8.875%, 2011                                                $   1,310,000           $  1,149,525
Dex Media, Inc., 0% to 2008, 9% to 2013                                                          3,580,000              3,016,150
Dex Media, Inc., 0% to 2008, 9% to 2013                                                          1,690,000              1,423,825
MediaNews Group, Inc., 6.875%, 2013                                                              1,875,000              1,734,375
PRIMEDIA, Inc., 8.875%, 2011                                                                       390,000                381,225
PRIMEDIA, Inc., 8%, 2013                                                                         1,515,000              1,374,863
R.H. Donnelley Corp., 8.875%, 2016                                                               1,815,000              1,819,538
                                                                                                                     ------------
                                                                                                                     $ 10,899,501
                                                                                                                     ------------
RAILROAD & SHIPPING - 0.3%
TFM S.A. de C.V., 9.375%, 2012                                                               $     946,000           $  1,002,760
TFM S.A. de C.V., 12.5%, 2012                                                                       98,000                107,800
                                                                                                                     ------------
                                                                                                                        1,110,560
                                                                                                                     ------------
RESTAURANTS - 0.2%
Denny's Corp. Holdings, Inc., 10%, 2012                                                      $     830,000           $    859,050
                                                                                                                     ------------
RETAILERS - 1.8%
Buhrmann U.S., Inc., 7.875%, 2015                                                            $   1,535,000           $  1,477,438
Couche-Tard, Inc., 7.5%, 2013                                                                    1,055,000              1,070,825
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                         910,000                956,638
Neiman Marcus Group, Inc., 9%, 2015                                                              1,030,000              1,094,375
Neiman Marcus Group, Inc., 10.375%, 2015                                                           660,000                712,800
Steinway Musical Instruments, Inc., 7%, 2014 (n)                                                 1,055,000              1,033,900
                                                                                                                     ------------
                                                                                                                     $  6,345,976
                                                                                                                     ------------
SPECIALTY STORES - 0.8%
GSC Holdings Corp., 8%, 2012                                                                 $   1,815,000           $  1,869,450
Payless ShoeSource, Inc., 8.25%, 2013                                                            1,025,000              1,042,938
                                                                                                                     ------------
                                                                                                                     $  2,912,388
                                                                                                                     ------------
STEEL - 1.0%
Chaparral Steel Co., 10%, 2013                                                               $   1,260,000           $  1,404,900
FMG Finance Ltd., 10.625%, 2016 (z)                                                              1,380,000              1,324,800
PNA Group, Inc., 10.75%, 2016 (z)                                                                  880,000                904,200
                                                                                                                     ------------
                                                                                                                     $  3,633,900
                                                                                                                     ------------
SUPERMARKETS - 0.0%
Jitney Jungle Stores of America, Inc., 10.375%, 2007 (d)                                            35,000           $          0
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 1.8%
Centennial Communications Corp., 10%, 2013                                                   $     290,000           $    293,625
Centennial Communications Corp., 10.125%, 2013                                                     615,000                653,438
Rogers Wireless, Inc., 6.375%, 2014                                                              1,475,000              1,469,469
Rogers Wireless, Inc., 7.5%, 2015                                                                  795,000                848,663
Rural Cellular Corp., 9.875%, 2010                                                               1,170,000              1,219,725
Wind Acquisition Finance S.A., 10.75%, 2015 (n)                                                  1,620,000              1,788,075
                                                                                                                     ------------
                                                                                                                     $  6,272,995
                                                                                                                     ------------
TOBACCO - 0.5%
Reynolds American, Inc., 7.25%, 2012 (n)                                                     $   1,025,000           $  1,054,305
Reynolds American, Inc., 7.3%, 2015 (n)                                                            775,000                792,335
                                                                                                                     ------------
                                                                                                                     $  1,846,640
                                                                                                                     ------------
TRANSPORTATION - SERVICES - 1.0%
Hertz Corp., 8.875%, 2014 (n)                                                                $   2,030,000           $  2,126,425
Stena AB, 7%, 2016                                                                               1,343,000              1,265,778
                                                                                                                     ------------
                                                                                                                     $  3,392,203
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 4.1%
Edison Mission Energy, 7.75%, 2016 (n)                                                       $     915,000           $    926,438
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                 992,000              1,113,015
Enersis S.A., 7.375%, 2014                                                                         519,000                551,637
Midwest Generation LLC, 8.75%, 2034                                                              2,380,000              2,540,650
Mirant North American LLC, 7.375%, 2013                                                          1,390,000              1,391,738
Mission Energy Holding Co., 13.5%, 2008                                                          1,395,000              1,557,169
NRG Energy, Inc., 7.375%, 2016                                                                   4,795,000              4,765,031
Reliant Energy, Inc., 6.75%, 2014                                                                  665,000                632,581
Reliant Resources, Inc., 9.25%, 2010                                                               865,000                897,438
Reliant Resources, Inc., 9.5%, 2013                                                                275,000                285,313
                                                                                                                     ------------
                                                                                                                     $ 14,661,010
                                                                                                                     ------------
    TOTAL BONDS                                                                                                      $316,263,596
                                                                                                                     ------------
FLOATING RATE LOANS(G)(R) - 2.4%

AUTOMOTIVE - 0.4%
Lear Corp., Term Loan, 7.88%, 2012                                                           $   1,288,484           $  1,255,627
                                                                                                                     ------------
CONTAINERS - 0.4%
Bluegrass Container Co., Second Lien Term Loan, 10.33%, 2013                                 $     301,333           $    304,347
Bluegrass Container Co., Second Lien Term Loan, 10.33%, 2013                                       941,667                951,083
                                                                                                                     ------------
                                                                                                                     $  1,255,430
                                                                                                                     ------------
FOOD & BEVERAGES - 0.2%
Dole Food Co., Inc., Letter of Credit, 2013 (o)                                              $      82,132           $     80,651
Dole Food Co., Inc., Term Loan, 2013 (o)                                                           184,335                181,010
Dole Food Co., Inc., Term Loan C, 2013 (o)                                                         614,448                603,367
                                                                                                                     ------------
                                                                                                                     $    865,028
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 0.3%
Georgia-Pacific Corp., Term Loan, 7.39%, 2013 (o)                                            $     880,119           $    881,665
                                                                                                                     ------------
GAMING & LODGING - 0.5%
Gulfside Casino, Term Loan B, 10.42%, 2012 (o) $ 1,814,686                                                           $  1,828,296
                                                                                                                     ------------
POLLUTION CONTROL - 0.2%
Allied Waste North America, Inc., Term Loan A, 7.07%, 2012                                   $     243,873           $    242,776
Allied Waste North America, Inc., Term Loan, 7.21%, 2012                                           634,553                631,812
                                                                                                                     ------------
                                                                                                                     $    874,588
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.4%
Nielsen Finance LLC, Term Loan B, 8.19%, 2013                                                $   1,471,536           $  1,466,018
                                                                                                                     ------------
    TOTAL FLOATING RATE LOANS                                                                                        $  8,426,652
                                                                                                                     ------------
COMMON STOCKS - 1.2%

CHEMICALS - 0.3%
Huntsman Corp. (a)                                                                                  51,100           $    930,020
                                                                                                                     ------------
CONTAINERS - 0.4%
Crown Holdings, Inc. (a)                                                                            65,300           $  1,214,580
                                                                                                                     ------------
ENERGY - INDEPENDENT - 0.3%
Foundation Coal Holdings, Inc                                                                       35,130           $  1,137,158
                                                                                                                     ------------
METALS & MINING - 0.0%
Oxford Automotive, Inc. (a)                                                                             82           $          0
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.0%
Golden Books Family Entertainment, Inc. (a)                                                          2,125           $          0
                                                                                                                     ------------
SPECIALTY CHEMICALS - 0.0%
Sterling Chemicals, Inc. (a)                                                                             2           $         26
                                                                                                                     ------------
TELEPHONE SERVICES - 0.2%
Windstream Corp.                                                                                    59,600           $    786,124
XO Holdings, Inc. (a)                                                                                   42                    205
                                                                                                                     ------------
                                                                                                                     $    786,329
                                                                                                                     ------------
    TOTAL COMMON STOCKS                                                                                              $  4,068,113
                                                                                                                     ------------
PREFERRED STOCKS - 0.1%

BROADCASTING - 0.1%
ION Media Networks, Inc., 14.25%                                                                        43           $    356,900
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 0.0%
Renaissance Cosmetics, Inc., 14% (a)                                                                   150           $          0
                                                                                                                     ------------
REAL ESTATE - 0.0%
HRPT Properties Trust, REIT, 5.25%, "B"                                                              1,200           $     31,080
                                                                                                                     ------------
    TOTAL PREFERRED STOCKS                                                                                           $    387,980
                                                                                                                     ------------
CONVERTIBLE PREFERRED STOCKS - 0.4%

REAL ESTATE - 0.4%
Mills Corp., 6.75% (z)                                                                               1,300           $  1,090,375
Mills Corp., 6.75%, "F"                                                                                600                503,250
                                                                                                                     ------------
     TOTAL CONVERTIBLE PREFERRED STOCKS                                                                              $  1,593,625
                                                                                                                     ------------
WARRANTS - 0.0%

CABLE TV - 0.0%
XM Satellite Radio, Inc. (a) $45.24 9/16/2000                                                          150           $        900
                                                                                                                     ------------
TELEPHONE SERVICES - 0.0%
XO Holdings, Inc., "A" (a) $6.25 5/27/2003                                                             339           $        305
XO Holdings, Inc., "B" (a) $7.50 5/27/2003                                                             254                    152
XO Holdings, Inc., "C" (a) $10.00 5/27/2003                                                            254                     97
                                                                                                                     ------------
                                                                                                                     $        554
                                                                                                                     ------------
    TOTAL WARRANTS                                                                                                   $      1,454
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS (y) - 4.1%
Morgan Stanley, Inc., 5.4%, due 10/02/06                                                     $     291,000           $    290,956
New Center Asset Trust, 5.35%, due 10/02/06                                                     14,167,000             14,164,895
                                                                                                                     ------------
    TOTAL SHORT-TERM OBLIGATIONS                                                                                     $ 14,455,851
                                                                                                                     ------------
REPURCHASE AGREEMENTS - 0.1%
Merrill Lynch & Co., 5.35%, dated 9/29/06, due 10/2/06, total to be received $389,173
(secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities
in a jointly traded account)                                                                 $     389,000           $    389,000
                                                                                                                     ------------
   TOTAL INVESTMENTS(k)                                                                                              $345,586,271
                                                                                                                     ------------

OTHER ASSETS, LESS LIABILITIES - 2.2%                                                                                   7,786,503
                                                                                                                     ------------

NET ASSETS - 100.0%                                                                                                  $353,372,774
                                                                                                                     ------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of September 30, 2006, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $307,798,637 and 89.07% of market value. An independent pricing service provided an evaluated bid for
    88.89% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $48,148,965, representing 13.6% of net assets.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(p) Payment-in-kind security.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:


                                                         ACQUISTION     ACQUISTION         MARKET         TOTAL % OF
RESTRICTED SECURITIES                                       DATE           COST             VALUE         NET ASSETS
--------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011                       8/8/03     $ 1,809,894       $1,802,950
Anthracite CDO Ltd., 6%, 2037                              5/14/02         187,171          252,878
Arbor Realty Mortgage Securities, FRN, 7.82%, 2038        12/20/05         731,823          737,385
Asset Securitization Corp., FRN, 8.7845%, 2029             1/25/05       1,726,172        1,933,678
Barrington Broadcasting Group, 10.5%, 2014                  8/3/06       1,050,000        1,023,750
Berry Plastics Holding Corp., 8.875%, 2014                 9/15/06       1,158,094        1,160,775
CWCapital Cobalt CDO Ltd., "F", FRN, 6.79%, 2050           4/12/06         500,000          501,750
FMG Finance Ltd., 10.625%, 2016                            8/11/06       1,373,300        1,324,800
Knowledge Learning Corp., 7.75%, 2015                      1/28/05         725,000          677,875
Mills Corp.                                                3/30/06       1,018,250        1,090,375
PNA Group, Inc., 10.75%, 2016                               8/4/06         880,000          904,200
RBS Global & Rexnord Corp., 9.5%, 2014                      8/7/06       1,195,100        1,202,775
Service Corp., 7.375%, 2014                                9/27/06         725,000          729,531
Wachovia Credit, CDO, FRN, 6.74%, 2026                      6/8/06         372,000          372,000
-
Total Restricted Securities                                                             $13,714,722            3.9%
                                                                                        ==========================

    The following abbreviations are used in this report and are defined:

MFS Variable Insurance Trust - MFS High Income Series

CDO      Collateralized Debt Obligation
FRN      Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT     Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in

U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR      Euro

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS HIGH INCOME SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) SEPTEMBER 30, 2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $348,244,485
                                                                ============
Gross unrealized appreciation                                   $  3,595,551
Gross unrealized depreciation                                     (6,253,765)
                                                                ------------
      Net unrealized appreciation (depreciation)                $ (2,658,214)
                                                                ============
The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                                          NET UNREALIZED
      CONTRACTS TO                                                                    CONTRACTS            APPRECIATION
     DELIVER/RECEIVE                 SETTLEMENT DATE      IN EXCHANGE FOR             AT VALUE            (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
PURCHASES
EUR               846,886               10/20/06            $ 1,081,700              $ 1,075,413             $ (6,287)

At September 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 09/30/06

[graphic omitted]


MFS(R) NEW DISCOVERY SERIES


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS  September 30, 2006 (Unaudited)
MFS Variable Insurance Trust - MFS New Discovery Series

ISSUER                                                                 SHARES/PAR        VALUE ($)
---------------------------------------------------------------------------------------------------
COMMON STOCKS - 99.9%
---------------------------------------------------------------------------------------------------
ALCOHOLIC BEVERAGES - 0.2%
---------------------------------------------------------------------------------------------------
Castle Brands, Inc. (a)(l)                                                197,500      $  1,441,745
---------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.9%
---------------------------------------------------------------------------------------------------
Carter's, Inc. (a)(l)                                                     380,520      $ 10,041,923
---------------------------------------------------------------------------------------------------
Volcom, Inc. (a)                                                          153,260         3,454,480
---------------------------------------------------------------------------------------------------
                                                                                       $ 13,496,403
---------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 4.1%
---------------------------------------------------------------------------------------------------
CV Therapeutics, Inc. (a)(l)                                              446,270      $  4,971,448
---------------------------------------------------------------------------------------------------
Gen-Probe, Inc. (a)                                                       160,240         7,513,654
---------------------------------------------------------------------------------------------------
Millipore Corp. (a)(l)                                                    273,690        16,777,197
---------------------------------------------------------------------------------------------------
                                                                                       $ 29,262,299
---------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.6%
---------------------------------------------------------------------------------------------------
Thomas Weisel Partners Group LLC (a)(l)                                   266,510      $  4,277,486
---------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 8.7%
---------------------------------------------------------------------------------------------------
Bright Horizons Family Solutions, Inc. (a)(l)                             189,000      $  7,886,970
---------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (l)                                         101,390         9,115,975
---------------------------------------------------------------------------------------------------
CoStar Group, Inc. (a)(l)                                                 255,170        10,543,624
---------------------------------------------------------------------------------------------------
Equinix, Inc. (a)(l)                                                      128,520         7,724,052
---------------------------------------------------------------------------------------------------
LoopNet, Inc. (a)                                                         228,710         2,895,469
---------------------------------------------------------------------------------------------------
Open Solutions, Inc. (a)(l)                                               261,970         7,547,356
---------------------------------------------------------------------------------------------------
TALX Corp. (l)                                                            318,880         7,818,938
---------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (a)(l)                                      364,380         8,573,861
---------------------------------------------------------------------------------------------------
                                                                                       $ 62,106,245
---------------------------------------------------------------------------------------------------
CHEMICALS - 1.1%
---------------------------------------------------------------------------------------------------
Nalco Holding Co. (a)(l)                                                  421,910      $  7,813,773
---------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.9%
---------------------------------------------------------------------------------------------------
CommVault Systems, Inc. (a)                                               305,200      $  5,493,600
---------------------------------------------------------------------------------------------------
NAVTEQ Corp. (a)(l)                                                       243,490         6,357,524
---------------------------------------------------------------------------------------------------
Opsware, Inc. (a)(l)                                                    1,535,180        13,831,972
---------------------------------------------------------------------------------------------------
TIBCO Software, Inc. (a)                                                1,438,070        12,913,869
---------------------------------------------------------------------------------------------------
Witness Systems, Inc. (a)(l)                                              213,670         3,745,635
---------------------------------------------------------------------------------------------------
                                                                                       $ 42,342,600
---------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 0.3%
---------------------------------------------------------------------------------------------------
MICROS Systems, Inc. (a)                                                   50,010      $  2,446,489
---------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 6.6%
---------------------------------------------------------------------------------------------------
Bare Escentuals, Inc. (a)                                                  71,240      $  1,934,166
---------------------------------------------------------------------------------------------------
Central Garden & Pet Co. (a)(l)                                           189,515         9,145,994
---------------------------------------------------------------------------------------------------
DTS, Inc. (a)(l)                                                           62,870         1,331,587
---------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (a)(l)                                     156,940        10,405,122
---------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (a)                                               100,040         3,620,448
---------------------------------------------------------------------------------------------------
New Oriental Educational & Technology Group, ADR (a)                      289,190         7,012,858
---------------------------------------------------------------------------------------------------
PlanetOut, Inc.(a)(l)                                                     415,770         1,912,542
---------------------------------------------------------------------------------------------------
Strayer Education, Inc. (l)                                               108,990        11,793,808
---------------------------------------------------------------------------------------------------
                                                                                       $ 47,156,525
---------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.8%
---------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc., "A" (l)                                  311,480      $ 12,689,695
---------------------------------------------------------------------------------------------------
ELECTRONICS - 5.4%
---------------------------------------------------------------------------------------------------
ARM Holdings PLC                                                        5,335,940      $ 11,734,738
---------------------------------------------------------------------------------------------------
Cree, Inc. (a)(l)                                                         441,170         8,871,929
---------------------------------------------------------------------------------------------------
Entegris, Inc. (a)(l)                                                     863,684         9,422,792
---------------------------------------------------------------------------------------------------
Kronos, Inc. (a)                                                          228,890         7,802,860
---------------------------------------------------------------------------------------------------
Volterra Semiconductor Corp. (a)(l)                                        66,580         1,081,925
---------------------------------------------------------------------------------------------------
                                                                                       $ 38,914,244
---------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 2.5%
---------------------------------------------------------------------------------------------------
EXCO Resources, Inc. (a)(l)                                               578,120      $  7,174,469
---------------------------------------------------------------------------------------------------
Forest Oil Corp. (a)(l)                                                   172,510         5,449,591
---------------------------------------------------------------------------------------------------
Goodrich Peteroleum Corp. (a)(l)                                          171,000         5,150,520
---------------------------------------------------------------------------------------------------
                                                                                       $ 17,774,580
---------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 2.2%
---------------------------------------------------------------------------------------------------
InfraSource Services, Inc. (a)                                            442,520      $  7,766,226
---------------------------------------------------------------------------------------------------
Quanta Services, Inc. (a)(l)                                              488,130         8,229,872
---------------------------------------------------------------------------------------------------
                                                                                       $ 15,996,098
---------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 0.6%
---------------------------------------------------------------------------------------------------
Diamond Foods, Inc. (l)                                                   298,130      $  4,266,240
---------------------------------------------------------------------------------------------------
GAMING & LODGING - 3.2%
---------------------------------------------------------------------------------------------------
Four Seasons Hotels, Inc.                                                  64,940      $  4,146,419
---------------------------------------------------------------------------------------------------
Shuffle Master, Inc. (a)(l)                                               299,690         8,094,627
---------------------------------------------------------------------------------------------------
WMS Industries, Inc. (a)(l)                                               365,490        10,675,963
---------------------------------------------------------------------------------------------------
                                                                                       $ 22,917,009
---------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 1.0%
---------------------------------------------------------------------------------------------------
Stage Stores, Inc.                                                        255,860      $  7,506,932
---------------------------------------------------------------------------------------------------
INTERNET - 2.1%
---------------------------------------------------------------------------------------------------
CNET Networks, Inc. (a)(l)                                                880,130      $  8,431,645
---------------------------------------------------------------------------------------------------
Move, Inc. (a)                                                            802,040         3,938,016
---------------------------------------------------------------------------------------------------
Vocus, Inc. (a)                                                           172,900         2,728,362
---------------------------------------------------------------------------------------------------
                                                                                       $ 15,098,023
---------------------------------------------------------------------------------------------------
LEISURE & TOYS - 3.2%
---------------------------------------------------------------------------------------------------
Activision, Inc. (a)(l)                                                   756,861      $ 11,428,601
---------------------------------------------------------------------------------------------------
THQ, Inc. (a)(l)                                                          408,069        11,903,373
---------------------------------------------------------------------------------------------------
                                                                                       $ 23,331,974
---------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.2%
---------------------------------------------------------------------------------------------------
Ritchie Bros. Auctioneers, Inc.                                           155,670      $  8,345,469
---------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 5.2%
---------------------------------------------------------------------------------------------------
AMICAS, Inc. (a)(l)                                                       424,630      $  1,265,397
---------------------------------------------------------------------------------------------------
Healthcare Services Group, Inc. (l)                                       358,030         9,008,035
---------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. (a)(l)                                            94,973         8,655,839
---------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. (a)(l)                                        268,550         9,004,482
---------------------------------------------------------------------------------------------------
VCA Antech, Inc. (a)(l)                                                   113,260         4,084,156
---------------------------------------------------------------------------------------------------
WebMD Health Corp. (a)(l)                                                 144,440         4,960,070
---------------------------------------------------------------------------------------------------
                                                                                       $ 36,977,979
---------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 9.9%
---------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                      190,440      $  7,531,902
---------------------------------------------------------------------------------------------------
Aspect Medical Systems, Inc. (a)(l)                                       703,290        12,005,160
---------------------------------------------------------------------------------------------------
AtriCure, Inc. (a)(l)                                                     300,730         2,053,986
---------------------------------------------------------------------------------------------------
Conceptus, Inc. (a)(l)                                                    658,540        11,649,573
---------------------------------------------------------------------------------------------------
Cyberonics, Inc. (a)(l)                                                   646,830        11,338,930
---------------------------------------------------------------------------------------------------
Immucor, Inc. (a)                                                         127,655         2,860,749
---------------------------------------------------------------------------------------------------
Mindray Medical International Ltd. (a)                                    224,930         3,754,082
---------------------------------------------------------------------------------------------------
Thoratec Corp. (a)(l)                                                     901,140        14,066,795
---------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc. (a)(l)                                      142,330         5,811,334
---------------------------------------------------------------------------------------------------
                                                                                       $ 71,072,511
---------------------------------------------------------------------------------------------------
METALS & MINING - 0.4%
---------------------------------------------------------------------------------------------------
Inmet Mining Corp.                                                         83,400      $  3,152,913
---------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 3.2%
---------------------------------------------------------------------------------------------------
NICE Systems Ltd., ADR (a)                                                841,420      $ 23,282,091
---------------------------------------------------------------------------------------------------
OIL SERVICES - 2.9%
---------------------------------------------------------------------------------------------------
Atwood Oceanics, Inc. (a)(l)                                              107,750      $  4,845,518
---------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. (a)                                              434,870         8,871,348
---------------------------------------------------------------------------------------------------
Natural Gas Services Group, Inc. (a)(l)                                   247,610         3,194,169
---------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc. (a)                                   70,680         3,777,846
---------------------------------------------------------------------------------------------------
                                                                                       $ 20,688,881
---------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 4.7%
---------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc. (l)                                                198,960      $  7,303,822
---------------------------------------------------------------------------------------------------
Investors Financial Services Corp. (l)                                    236,450        10,186,266
---------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc. (l)                                      492,160         8,061,581
---------------------------------------------------------------------------------------------------
Placer Sierra Bancshares (l)                                               77,570         1,722,830
---------------------------------------------------------------------------------------------------
Signature Bank (a)                                                        204,460         6,323,948
---------------------------------------------------------------------------------------------------
                                                                                       $ 33,598,447
---------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.7%
---------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (a)(l)                                      1,509,024      $ 12,328,726
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 3.3%
---------------------------------------------------------------------------------------------------
Auxilium Pharmaceuticals, Inc. (a)(l)                                     426,860      $  4,319,823
---------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                   256,580         8,351,679
---------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., "A" (l)                                     350,550        11,340,293
---------------------------------------------------------------------------------------------------
                                                                                       $ 24,011,795
---------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.8%
---------------------------------------------------------------------------------------------------
Morningstar, Inc. (a)(l)                                                   86,420      $  3,188,898
---------------------------------------------------------------------------------------------------
Playboy Enterprises, Inc.,"B" (a)(l)                                      258,340         2,430,979
---------------------------------------------------------------------------------------------------
                                                                                       $  5,619,877
---------------------------------------------------------------------------------------------------
REAL ESTATE - 0.8%
---------------------------------------------------------------------------------------------------
Global Signal, Inc., REIT (l)                                             110,310      $  5,579,480
---------------------------------------------------------------------------------------------------
RESTAURANTS - 4.3%
---------------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., "A" (a)(l)                                  106,530      $  5,291,345
---------------------------------------------------------------------------------------------------
Peet's Coffee & Tea, Inc. (a)(l)                                          129,630         3,242,046
---------------------------------------------------------------------------------------------------
Red Robin Gourmet Burgers, Inc. (a)(l)                                    248,000        11,435,280
---------------------------------------------------------------------------------------------------
Texas Roadhouse, Inc., "A" (a)(l)                                         887,820        10,902,430
---------------------------------------------------------------------------------------------------
                                                                                       $ 30,871,101
---------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0.7%
---------------------------------------------------------------------------------------------------
NuCO2, Inc. (a)(l)                                                        173,710      $  4,672,799
---------------------------------------------------------------------------------------------------
SPECIALTY STORES - 7.9%
---------------------------------------------------------------------------------------------------
A.C. Moore Arts & Crafts, Inc. (a)(l)                                     301,580      $  5,739,067
---------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                     197,190         5,763,864
---------------------------------------------------------------------------------------------------
CarMax, Inc. (a)(l)                                                       135,200         5,639,192
---------------------------------------------------------------------------------------------------
Celebrate Express, Inc. (a)                                                91,800         1,170,450
---------------------------------------------------------------------------------------------------
Citi Trends, Inc. (a)                                                     229,800         7,930,398
---------------------------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. (a)(l)                                        161,040         7,330,541
---------------------------------------------------------------------------------------------------
Hibbett Sporting Goods, Inc. (a)(l)                                       304,380         7,968,668
---------------------------------------------------------------------------------------------------
Monro Muffler Brake, Inc.                                                 157,670         5,362,357
---------------------------------------------------------------------------------------------------
Urban Outfitters, Inc. (a)(l)                                             570,810        10,097,629
---------------------------------------------------------------------------------------------------
                                                                                       $ 57,002,166
---------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 1.5%
---------------------------------------------------------------------------------------------------
Level 3 Communications, Inc. (a)(l)                                     2,056,220      $ 11,000,777
---------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                  $717,043,372
---------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 23.5%
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset Value      169,099,304      $169,099,304
---------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                    $886,142,676
---------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (23.4)%                                               (168,102,248)
---------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                  $718,040,428
---------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR        American Depository Receipt
REIT       Real Estate Investment Trust

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS NEW DISCOVERY SERIES
SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                            $828,676,991
                                                          ============
Gross unrealized appreciation                             $ 87,870,108
Gross unrealized depreciation                              (30,404,423)
                                                          ------------
      Net unrealized appreciation (depreciation)          $ 57,465,685
                                                          ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 09/30/06


MFS(R) INVESTORS GROWTH STOCK SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS Variable Insurance Trust - MFS Investors Growth Stock Series

ISSUER                                                                 SHARES/PAR         VALUE ($)
---------------------------------------------------------------------------------------------------
COMMON STOCKS - 92.4%
---------------------------------------------------------------------------------------------------
AEROSPACE - 2.5%
---------------------------------------------------------------------------------------------------
Boeing Co.                                                                 57,900      $  4,565,415
---------------------------------------------------------------------------------------------------
United Technologies Corp.                                                 108,130         6,850,035
---------------------------------------------------------------------------------------------------
                                                                                       $ 11,415,450
---------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.8%
---------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                            41,730      $  3,656,383
---------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.6%
---------------------------------------------------------------------------------------------------
Harman International Industries, Inc.                                      32,220      $  2,688,437
---------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 5.9%
---------------------------------------------------------------------------------------------------
Amgen, Inc. (a)                                                           126,240      $  9,029,947
---------------------------------------------------------------------------------------------------
Celgene Corp. (a)                                                         142,420         6,166,786
---------------------------------------------------------------------------------------------------
Genzyme Corp. (a)                                                         139,760         9,429,607
---------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. (a)                                                  35,290         2,424,423
---------------------------------------------------------------------------------------------------
                                                                                       $ 27,050,763
---------------------------------------------------------------------------------------------------
BROADCASTING - 0.8%
---------------------------------------------------------------------------------------------------
News Corp., "A"                                                           183,200      $  3,599,880
---------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 4.5%
---------------------------------------------------------------------------------------------------
Charles Schwab Corp.                                                      269,200      $  4,818,680
---------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                 14,180         6,781,585
---------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                           31,300         3,156,918
---------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                  21,130         1,652,789
---------------------------------------------------------------------------------------------------
Morgan Stanley                                                             55,900         4,075,669
---------------------------------------------------------------------------------------------------
                                                                                       $ 20,485,641
---------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 4.6%
---------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                           201,610      $  7,983,756
---------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                            50,900         2,409,606
---------------------------------------------------------------------------------------------------
CheckFree Corp. (a)                                                        56,500         2,334,580
---------------------------------------------------------------------------------------------------
First Data Corp.                                                          200,700         8,429,400
---------------------------------------------------------------------------------------------------
                                                                                       $ 21,157,342
---------------------------------------------------------------------------------------------------
CHEMICALS - 1.6%
---------------------------------------------------------------------------------------------------
Ecolab, Inc.                                                               40,330      $  1,726,931
---------------------------------------------------------------------------------------------------
Monsanto Co.                                                              117,630         5,529,786
---------------------------------------------------------------------------------------------------
                                                                                       $  7,256,717
---------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 5.5%
---------------------------------------------------------------------------------------------------
Adobe Systems, Inc. (a)                                                   217,454      $  8,143,652
---------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           316,290         8,644,206
---------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                          458,690         8,137,161
---------------------------------------------------------------------------------------------------
                                                                                       $ 24,925,019
---------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.2%
---------------------------------------------------------------------------------------------------
Apple Computer, Inc. (a)                                                   89,880      $  6,923,456
---------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                       168,300         6,174,927
---------------------------------------------------------------------------------------------------
LG.Philips LCD Co. Ltd., ADR (a)(l)                                        97,790         1,622,336
---------------------------------------------------------------------------------------------------
                                                                                       $ 14,720,719
---------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.4%
---------------------------------------------------------------------------------------------------
Textron, Inc.                                                              20,900      $  1,828,750
---------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 3.0%
---------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                      33,910      $  2,105,811
---------------------------------------------------------------------------------------------------
eBay, Inc. (a)                                                             72,200         2,047,592
---------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                      150,393      $  9,321,358
---------------------------------------------------------------------------------------------------
                                                                                       $ 13,474,761
---------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.9%
---------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                16,690      $  1,422,322
---------------------------------------------------------------------------------------------------
Danaher Corp. (l)                                                          42,460         2,915,728
---------------------------------------------------------------------------------------------------
General Electric Co.                                                      336,190        11,867,507
---------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                  66,610         3,870,041
---------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                        32,100         2,151,342
---------------------------------------------------------------------------------------------------
                                                                                       $ 22,226,940
---------------------------------------------------------------------------------------------------
ELECTRONICS - 5.9%
---------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                                   129,300      $  2,292,489
---------------------------------------------------------------------------------------------------
Intel Corp.                                                               571,350        11,752,669
---------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd. (a)                                         186,660         3,615,604
---------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd., GDR                                           9,924         3,483,324
---------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                          65,530         3,508,476
---------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                              107,860         2,367,527
---------------------------------------------------------------------------------------------------
                                                                                       $ 27,020,089
---------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.5%
---------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          34,300      $  2,301,530
---------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.4%
---------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                              83,750      $  5,465,525
---------------------------------------------------------------------------------------------------
SYSCO Corp.                                                                30,900         1,033,605
---------------------------------------------------------------------------------------------------
                                                                                       $  6,499,130
---------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.2%
---------------------------------------------------------------------------------------------------
CVS Corp.                                                                 175,030      $  5,621,964
---------------------------------------------------------------------------------------------------
GAMING & LODGING - 3.1%
---------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                               26,270      $  1,745,116
---------------------------------------------------------------------------------------------------
International Game Technology                                             156,330         6,487,695
---------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. (a)                                                  54,970         3,757,199
---------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts, Inc.                                            39,120         2,237,273
---------------------------------------------------------------------------------------------------
                                                                                       $ 14,227,283
---------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 3.2%
---------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                                 23,900      $    698,836
---------------------------------------------------------------------------------------------------
Kohl's Corp. (a)                                                           53,740         3,488,801
---------------------------------------------------------------------------------------------------
Target Corp.                                                               99,060         5,473,065
---------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                     101,280         4,995,130
---------------------------------------------------------------------------------------------------
                                                                                       $ 14,655,832
---------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.5%
---------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                   43,760      $  2,152,992
---------------------------------------------------------------------------------------------------
INTERNET - 2.5%
---------------------------------------------------------------------------------------------------
Google, Inc., "A" (a)                                                      19,620      $  7,885,278
---------------------------------------------------------------------------------------------------
Yahoo!, Inc. (a)                                                          131,910         3,334,685
---------------------------------------------------------------------------------------------------
                                                                                       $ 11,219,963
---------------------------------------------------------------------------------------------------
LEISURE & TOYS - 2.2%
---------------------------------------------------------------------------------------------------
Electronic Arts, Inc. (a)                                                 180,720      $ 10,062,490
---------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.4%
---------------------------------------------------------------------------------------------------
Deere & Co.                                                                68,700      $  5,764,617
---------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                   8,900           562,124
---------------------------------------------------------------------------------------------------
                                                                                       $  6,326,741
---------------------------------------------------------------------------------------------------
MAJOR BANKS - 1.6%
---------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       73,500      $  3,451,560
---------------------------------------------------------------------------------------------------
State Street Corp.                                                         60,900         3,800,160
---------------------------------------------------------------------------------------------------
                                                                                       $  7,251,720
---------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
---------------------------------------------------------------------------------------------------
McKesson Corp.                                                             44,000      $  2,319,680
---------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 4.2%
---------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (a)(l)                                      118,680      $  4,693,794
---------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                 89,800         4,082,308
---------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                            15,000         1,125,000
---------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                               56,860         1,712,055
---------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                           144,350         6,703,614
---------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. (a)                                                 30,370         1,071,757
---------------------------------------------------------------------------------------------------
                                                                                       $ 19,388,528
---------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 5.6%
---------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                   619,320      $ 14,244,360
---------------------------------------------------------------------------------------------------
Corning, Inc. (a)                                                         241,350         5,891,353
---------------------------------------------------------------------------------------------------
Juniper Networks, Inc. (a)                                                 64,480         1,114,214
---------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                            122,400         4,449,240
---------------------------------------------------------------------------------------------------
                                                                                       $ 25,699,167
---------------------------------------------------------------------------------------------------
OIL SERVICES - 2.6%
---------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                       114,830      $  5,740,352
---------------------------------------------------------------------------------------------------
Noble Corp.                                                                49,380         3,169,208
---------------------------------------------------------------------------------------------------
Transocean, Inc. (a)                                                       14,900         1,091,127
---------------------------------------------------------------------------------------------------
Weatherford International Ltd. (a)                                         44,430         1,853,620
---------------------------------------------------------------------------------------------------
                                                                                       $ 11,854,307
---------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.7%
---------------------------------------------------------------------------------------------------
American Express Co.                                                      119,950      $  6,726,796
---------------------------------------------------------------------------------------------------
SLM Corp.                                                                  99,020         5,147,060
---------------------------------------------------------------------------------------------------
UBS AG                                                                     80,648         4,823,854
---------------------------------------------------------------------------------------------------
                                                                                       $ 16,697,710
---------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 0.6%
---------------------------------------------------------------------------------------------------
EMC Corp. (a)                                                             243,380      $  2,915,692
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 7.6%
---------------------------------------------------------------------------------------------------
Allergan, Inc.                                                             58,490      $  6,586,559
---------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                            92,890         5,294,730
---------------------------------------------------------------------------------------------------
Johnson & Johnson                                                         181,710        11,800,247
---------------------------------------------------------------------------------------------------
Roche Holding AG                                                           35,560         6,147,753
---------------------------------------------------------------------------------------------------
Wyeth                                                                      99,410         5,054,004
---------------------------------------------------------------------------------------------------
                                                                                       $ 34,883,293
---------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.8%
---------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                         49,800      $  3,657,312
---------------------------------------------------------------------------------------------------
RESTAURANTS - 0.3%
---------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                          23,400      $  1,217,970
---------------------------------------------------------------------------------------------------
SPECIALTY STORES - 2.6%
---------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                           58,030      $  2,104,748
---------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                          68,860         1,932,212
---------------------------------------------------------------------------------------------------
Staples, Inc.                                                             194,075         4,721,845
---------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                                      91,800         2,973,402
---------------------------------------------------------------------------------------------------
                                                                                       $ 11,732,207
---------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.7%
---------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                       79,130      $  3,115,348
---------------------------------------------------------------------------------------------------
TOBACCO - 0.7%
---------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                         41,200      $  3,153,860
---------------------------------------------------------------------------------------------------
TRUCKING - 0.7%
---------------------------------------------------------------------------------------------------
FedEx Corp.                                                                30,050      $  3,265,834
---------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                  $421,727,444
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 6.6%
Merrill Lynch & Co., 5.35%, dated 9/29/06, due 10/02/06,
total to be received $30,431,561 (secured by U.S. Treasury
and Federal Agency obligations and Mortgage Backed securities
in a jointly traded account)                                          $30,418,000      $ 30,418,000
---------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 2.1%
---------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio,
at Net Asset Value                                                      9,451,785      $  9,451,785
---------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS                                                                     $461,597,229
---------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (1.1)%                                                  (5,143,839)
---------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                  $456,453,390
---------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:
ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES
SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $458,208,374
                                                                 ============
Gross unrealized appreciation                                    $ 18,961,270
Gross unrealized depreciation                                     (15,572,415)
                                                                 ------------
      Net unrealized appreciation (depreciation)                 $  3,388,855
                                                                 ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/06

MFS(R) STRATEGIC INCOME SERIES

[graphic omitted]

                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS    September 30, 2006 (Unaudited)

MFS Variable Insurance Trust - MFS Strategic Income Series

ISSUER                                                                                          SHARES/PAR              VALUE ($)
BONDS - 97.3%
AEROSPACE - 0.2%
DRS Technologies, Inc., 7.625%, 2018                                                         $      80,000           $     81,200
                                                                                                                     ------------
AIRLINES - 0.2%
Continental Airlines, Inc., 7.566%,2020                                                      $      84,282           $     84,072
                                                                                                                     ------------
APPAREL MANUFACTURERS - 0.1%
Levi Strauss & Co., 12.25%, 2012                                                             $      45,000           $     50,175
                                                                                                                     ------------
ASSET BACKED & SECURITIZED - 9.1%
Amresco Commercial Mortgage Funding I, 7%, 2029                                              $     336,000           $    337,775
ARCap REIT, Inc., "H", 6.1%, 2045 (n)                                                              100,000                 89,602
Asset Securitization Corp., FRN, 8.2945%, 2029                                                     122,044                127,470
Asset Securitization Corp., FRN, 8.7845%, 2029 (z)                                                  85,000                 82,181
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1281%, 2040 (z)                            250,000                249,999
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                                            20,000                 19,821
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                                         15,483                 15,249
Crest Ltd., 7%, 2040 (n) Deutsche Mortgage & Asset                                                 137,000                129,205
Receiving Corp., 7.5%, 2031                                                                        153,000                169,126
DLJ Commercial Mortgage Corp., 6.04%, 2031                                                         185,000                188,623
Falcon Franchise Loan LLC, 6.5%, 2014 (z)                                                          250,000                217,500
Falcon Franchise Loan LLC, FRN, 4.1863%, 2025 (i)(z)                                               569,824                 90,055
First Union National Bank Commercial Mortgage Trust, FRN, 1.1917%, 2043 (i)(n)                   2,250,100                 77,357
First Union-Lehman Brothers Bank of America, FRN, 0.6845%, 2035 (i)                              4,612,129                 75,216
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                                153,000                165,912
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1589%, 2030 (i)                        1,413,552                 29,303
Morgan Stanley Capital I, Inc., 7.18%, 2009                                                        140,000                143,236
Morgan Stanley Capital I, Inc., 6.86%, 2010                                                        185,000                185,044
Morgan Stanley Capital I, Inc., FRN, 1.4927%, 2039 (i)(n)                                        1,332,449                 87,373
Mortgage Capital Funding, Inc., FRN, 0.8812%, 2031 (i)                                           1,183,579                 11,115
Preferred Term Securities IV Ltd., CDO, FRN, 7.64%, 2031 (z)                                       140,000                140,700
Prudential Securities Secured Financing Corp., FRN, 7.4496%, 2013 (z)                              171,000                181,750
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2802%, 2032 (z)                                 224,179                246,380
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                                        158,000                157,699
                                                                                                                     ------------
                                                                                                                     $  3,217,691
                                                                                                                     ------------
AUTOMOTIVE - 3.3%
American Axle & Manufacturing, Inc., 5.25%, 2014                                             $      40,000           $     33,200
Cooper Standard Automotive, Inc., 8.375%, 2014                                                      80,000                 58,800
Ford Motor Credit Co., 6.625%, 2008                                                                 36,000                 35,456
Ford Motor Credit Co., 5.8%, 2009                                                                  252,000                239,908
Ford Motor Credit Co., 9.75%, 2010 (n)                                                              60,000                 61,948
Ford Motor Credit Co., 7%, 2013                                                                    106,000                 98,351
General Motors Acceptance Corp., 5.85%, 2009                                                       141,000                138,244
General Motors Acceptance Corp., 6.875%, 2011                                                       25,000                 24,868
General Motors Acceptance Corp., 6.75%, 2014                                                       246,000                240,159
General Motors Corp., 8.375%, 2033                                                                  59,000                 51,035
Goodyear Tire & Rubber Co., 9%, 2015                                                                95,000                 96,425
Johnson Controls, Inc., 5.25%, 2011                                                                 30,000                 29,704
Lear Corp., 8.11%, 2009                                                                             48,000                 46,320
Lear Corp., 5.75%, 2014                                                                             20,000                 16,050
                                                                                                                     ------------
                                                                                                                     $  1,170,468
                                                                                                                     ------------
BROADCASTING - 1.9%
Allbritton Communications Co., 7.75%, 2012                                                   $     120,000           $    120,900
Barrington Broadcasting Group, 10.5%, 2014 (z)                                                      40,000                 39,000
EchoStar DBS Corp., 6.375%, 2011                                                                    95,000                 92,506
Hughes Network Systems LLC, 9.5%, 2014 (n)                                                          35,000                 36,050
Intelsat Ltd., 9.25%, 2016 (n)                                                                      35,000                 36,794
Intelsat Ltd., 11.25%, 2016 (n)                                                                     15,000                 15,938
Intelsat Subsidiary Holding Co. Ltd., 8.625%, 2015                                                  90,000                 92,025
ION Media Networks, Inc., FRN, 11.7569%, 2013 (n)                                                   80,000                 80,600
Liberty Media Corp., 5.7%, 2013                                                                     60,000                 56,617
News America, Inc., 6.4%, 2035                                                                     100,000                 98,073
                                                                                                                     ------------
                                                                                                                     $    668,503
                                                                                                                     ------------
BUILDING - 1.5%
American Standard Cos., Inc., 7.375%, 2008                                                   $     100,000           $    101,907
Goodman Global Holdings, Inc., 7.875%, 2012                                                         80,000                 76,200
Hanson PLC, 6.125%, 2016                                                                            40,000                 40,267
Lafarge S.A., 6.15%, 2011                                                                          160,000                163,435
Nortek Holdings, Inc., 8.5%, 2014                                                                   70,000                 66,150
Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014                                                  105,000                 72,450
                                                                                                                     ------------
                                                                                                                     $    520,409
                                                                                                                     ------------
BUSINESS SERVICES - 1.1%
Iron Mountain, Inc., 8.625%, 2013                                                            $      55,000           $     56,238
Iron Mountain, Inc., 7.75%, 2015                                                                    20,000                 20,000
Nortel Networks Ltd., 10.75%, 2016 (n)                                                              55,000                 58,850
SunGard Data Systems, Inc., 10.25%, 2015                                                            95,000                 97,850
Xerox Corp., 7.625%, 2013                                                                          150,000                157,500
                                                                                                                     ------------
                                                                                                                     $    390,438
                                                                                                                     ------------
CABLE TV - 2.0%
CCH I Holdings LLC, 11%, 2015                                                                $     160,000           $    145,600
CCH II Holdings LLC, 10.25%, 2010                                                                   80,000                 81,600
CSC Holdings, Inc., 8.125%, 2009                                                                   160,000                165,600
Grupo Televisa S.A., 8.5%, 2032                                                                     64,000                 77,199
Mediacom LLC, 9.5%, 2013                                                                            50,000                 51,125
Rogers Cable, Inc., 5.5%, 2014                                                                      79,000                 74,260
TCI Communications, Inc., 9.8%, 2012                                                                81,000                 95,675
                                                                                                                     ------------
                                                                                                                     $    691,059
                                                                                                                     ------------
CHEMICALS - 2.6%
BCP Crystal Holdings Corp., 9.625%, 2014                                                     $      68,000           $     73,780
Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014                                          145,000                117,631
Equistar Chemicals, 10.625%, 2011                                                                  100,000                107,250
Hexion U.S. Financial Corp., 9% 2014                                                                65,000                 66,300
Huntsman International LLC, 10.125%, 2009                                                           90,000                 91,350
Lyondell Chemical Co., 11.125%, 2012                                                               125,000                136,250
Nalco Co., 7.75%, 2011                                                                              65,000                 66,300
Nalco Co., 8.875%, 2013                                                                             50,000                 52,125
Nalco Finance Holdings, Inc, 0% to 2009, 9% to 2014                                                 55,000                 43,175
Yara International A.S.A., 5.25%, 2014 (n)                                                         150,000                143,975
                                                                                                                     ------------
                                                                                                                     $    898,136
                                                                                                                     ------------
CONSTRUCTION - 0.7%
Lennar Corp., 5.125%, 2010                                                                   $     130,000           $    126,691
Pulte Homes, Inc., 5.25%, 2014                                                                     135,000                127,838
                                                                                                                     ------------
                                                                                                                     $    254,529
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 0.8%
Fortune Brands, Inc., 5.125%, 2011                                                           $     107,000           $    105,080
Jarden Corp., 9.75%, 2012                                                                           35,000                 36,925
Revlon Consumer Products Corp., 9.5%, 2011                                                          45,000                 39,825
Service Corp., 7.625%, 2018 (z)                                                                     80,000                 80,500
Visant Holding Corp., 8.75%, 2013 (n)                                                               15,000                 15,094
                                                                                                                     ------------
                                                                                                                     $    277,424
                                                                                                                     ------------
CONTAINERS - 1.1%
Berry Plastics Holding Corp., 8.875%, 2014 (z)                                               $      45,000           $     45,225
Crown Americas LLC, 7.75%, 2015                                                                     70,000                 70,875
Graham Packaging Co. LP, 9.875%, 2014                                                               60,000                 58,950
Owens-Brockway Glass Container, Inc., 8.875%, 2009                                                  44,000                 45,210
Owens-Brockway Glass Container, Inc., 8.25%, 2013                                                  165,000                169,125
                                                                                                                     ------------
                                                                                                                     $    389,385
                                                                                                                     ------------
DEFENSE ELECTRONICS - 0.9%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                                   $     139,000           $    132,995
L-3 Communications Corp., 5.875%, 2015                                                              25,000                 23,750
L-3 Communications Holdings, Inc., 6.125%, 2014                                                    170,000                164,900
                                                                                                                     ------------
                                                                                                                     $    321,645
                                                                                                                     ------------
ELECTRONICS - 0.4%
Flextronics International Ltd., 6.5%, 2013                                                   $      70,000           $     69,300
Sensata Technologies B.V., 8%, 2014 (n)                                                             85,000                 82,663
                                                                                                                     ------------
                                                                                                                     $    151,963
                                                                                                                     ------------
EMERGING MARKET QUASI-SOVEREIGN - 3.0%
Gaz Capital S.A., 8.625%, 2034                                                               $     209,000           $    259,265
Gazprom OAO, 9.625%, 2013 (n)                                                                      110,000                130,213
Gazprom OAO, 9.625%, 2013                                                                          100,000                118,375
Gazprom OAO, 8.625%, 2034 (n)                                                                      109,000                135,705
Pemex Project Funding Master Trust, 8.625%, 2022                                                   133,000                159,733
Petronas Capital Ltd., 7.875%, 2022 (n)                                                            100,000                120,597
Petronas Capital Ltd., 7.875%, 2022                                                                115,000                138,687
                                                                                                                     ------------
                                                                                                                     $  1,062,575
                                                                                                                     ------------
EMERGING MARKET SOVEREIGN - 4.8%
Federative Republic of Brazil, 8%, 2018                                                      $      44,000           $     48,334
Federative Republic of Brazil, 8.875%, 2019                                                         53,000                 62,858
Federative Republic of Brazil, 11%, 2040                                                            81,000                105,503
Republic of Argentina, FRN, 5.589%, 2012                                                           201,000                185,424
Republic of Bulgaria, 8.25%, 2015                                                                   97,000                114,091
Republic of Colombia, FRN, 7.2163%, 2015                                                           100,000                102,750
Republic of El Salvador, 7.65%, 2035                                                                52,000                 55,900
Republic of Korea, 5.625%, 2025                                                                    118,000                117,980
Republic of Panama, 7.25%, 2015                                                                     18,000                 19,215
Republic of Panama, 9.375%, 2029                                                                   136,000                175,440
Republic of Philippines, 9.375%, 2017                                                               30,000                 35,400
Republic of South Africa, 9.125%, 2009                                                              33,000                 35,846
Russian Federation, 3%, 2008                                                                       258,000                247,499
United Mexican States, 6.375%, 2013                                                                 58,000                 60,987
United Mexican States, 6.625%, 2015                                                                  8,000                  8,500
United Mexican States, 8.125%, 2019                                                                203,000                243,600
United Mexican States, 8.3%, 2031                                                                   45,000                 56,115
                                                                                                                     ------------
                                                                                                                     $  1,675,442
                                                                                                                     ------------
ENERGY - INDEPENDENT - 1.4%
Anadarko Petroleum Corp., 5.95%, 2016                                                        $      80,000           $     80,956
Chesapeake Energy Corp., 6.375%, 2015                                                              200,000                191,000
Hilcorp Energy I, 9%, 2016 (n)                                                                      20,000                 20,650
Newfield Exploration Co., 6.625%, 2014                                                              95,000                 92,981
Quicksilver Resources, Inc., 7.125%, 2016                                                           60,000                 56,850
Whiting Petroleum Corp., 7%, 2014                                                                   40,000                 39,000
                                                                                                                     ------------
                                                                                                                     $    481,437
                                                                                                                     ------------
ENERGY - INTEGRATED - 0.3%
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                          $      96,000           $    100,293
                                                                                                                     ------------
ENTERTAINMENT - 0.9%
AMC Entertainment, Inc., 9.5%, 2011                                                          $     101,000           $    100,874
AMC Entertainment, Inc., 11%, 2016                                                                  40,000                 43,600
Six Flags, Inc., 8.875%, 2010                                                                       15,000                 14,363
Six Flags, Inc., 9.75%, 2013                                                                        75,000                 67,500
Turner Broadcasting System, Inc., 8.375%, 2013                                                      70,000                 78,672
                                                                                                                     ------------
                                                                                                                     $    305,009
                                                                                                                     ------------
FINANCIAL INSTITUTIONS - 0.4%
Allied Capital Corp., 6.625%, 2011                                                           $     150,000           $    152,907
                                                                                                                     ------------
FOOD & BEVERAGES - 0.4%
Diageo Capital PLC, 5.5%, 2016                                                               $     150,000           $    148,747
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 2.1%
Buckeye Technologies, Inc., 8%, 2010                                                         $      15,000           $     14,400
Buckeye Technologies, Inc., 8.5%, 2013                                                             130,000                130,325
Jefferson Smurfit Corp., 8.25%, 2012                                                                90,000                 86,175
JSG Funding PLC, 7.75%, 2015                                                               EUR      65,000                 79,554
MDP Acquisitions PLC, 9.625%, 2012                                                           $      95,000                100,225
Millar Western Forest Products Ltd., 7.75%, 2013                                                    65,000                 53,950
Stone Container Corp., 7.375%, 2014                                                                110,000                100,100
Stora Enso Oyj, 6.404%, 2016 (n)                                                                   100,000                101,931
Verso Paper Holdings LLC, 9.125%, 2014 (n)                                                          25,000                 25,156
Verso Paper Holdings LLC, 11.375%, 2016 (n)                                                         55,000                 54,588
                                                                                                                     ------------
                                                                                                                     $    746,404
                                                                                                                     ------------
GAMING & LODGING - 2.7%
Boyd Gaming Corp., 6.75%, 2014                                                               $      80,000           $     78,200
Harrah's Entertainment, Inc., 5.75%, 2017                                                           15,000                 13,718
Harrah's Operating Co., Inc., 5.375%, 2013                                                         120,000                112,232
Host Marriott LP, 7.125%, 2013                                                                      90,000                 91,125
Host Marriott LP, 6.375%, 2015                                                                      50,000                 48,500
Majestic Star Casino LLC, 9.75%, 2011                                                               40,000                 38,950
MGM Mirage, Inc., 8.375%, 2011                                                                     195,000                203,297
MGM Mirage, Inc., 6.75%, 2013                                                                       40,000                 39,300
MGM Mirage, Inc., 6.875%, 2016                                                                      35,000                 33,775
Pokagon Gaming Authority, 10.375%, 2014 (n)                                                         25,000                 26,656
Scientific Games Corp., 6.25%, 2012                                                                 85,000                 81,813
Station Casinos, Inc., 6.5%, 2014                                                                   75,000                 70,219
Trump Entertainment Resorts
Holdings, Inc., 8.5%, 2015                                                                          80,000                 76,500
Wynn Las Vegas LLC, 6.625%, 2014                                                                    50,000                 48,500
                                                                                                                     ------------
                                                                                                                     $    962,785
                                                                                                                     ------------
INDUSTRIAL - 1.3%
Amsted Industries, Inc., 10.25%, 2011 (z)                                                    $     145,000           $    155,150
Blount, Inc., 8.875%, 2012                                                                          40,000                 39,900
Education Management LLC, 8.75%, 2014 (n)                                                           25,000                 25,250
Education Management LLC, 10.25%, 2016 (n)                                                          20,000                 20,450
JohnsonDiversey Holdings, Inc., "B", 9.625%, 2012                                                   70,000                 70,350
JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013                                          60,000                 51,900
Milacron Escrow Corp., 11.5%, 2011                                                                  30,000                 28,500
RBS Global & Rexnord Corp., 9.5%, 2014 (z)                                                          40,000                 40,600
RBS Global & Rexnord Corp., 11.75%, 2016 (n)                                                        20,000                 20,600
Steelcase, Inc., 6.5%, 2011                                                                         20,000                 20,330
                                                                                                                     ------------
                                                                                                                     $    473,030
                                                                                                                     ------------
INSURANCE - 1.8%
Allianz AG, 5.5% to 2014, FRN to 2049                                                      EUR     105,000           $    138,271
American International Group, 4.25%, 2013                                                    $     199,000                186,864
ING Groep N.V., 5.775% to 2015, FRN to 2049                                                        240,000                236,827
UnumProvident Corp., 6.85%, 2015 (n)                                                                81,000                 83,126
                                                                                                                     ------------
                                                                                                                     $    645,088
                                                                                                                     ------------
INSURANCE - PROPERTY & CASUALTY - 0.5%
AXIS Capital Holdings Ltd., 5.75%, 2014                                                      $      90,000           $     88,654
St. Paul Travelers Cos., Inc., 6.25%, 2016                                                          79,000                 82,373
                                                                                                                     ------------
                                                                                                                     $    171,027
                                                                                                                     ------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 1.3%
Canada Housing Trust, 4.6%, 2011                                                           CAD      57,000           $     52,334
KfW Bankengruppe, FRN, 3.164%, 2007                                                        EUR     156,000                197,722
Network Rail MTN Finance PLC, FRN, 3.255%, 2007                                            EUR     160,000                202,877
                                                                                                                  ---------------
                                                                                                                     $    452,933
                                                                                                                  ---------------
INTERNATIONAL MARKET SOVEREIGN - 13.8%
Commonwealth of Australia, 6.5%, 2013                                                      AUD      22,000           $     17,216
Federal Republic of Germany, 3.5%, 2008                                                    EUR     179,000                226,778
Federal Republic of Germany, 3.75%, 2015                                                   EUR     237,000                302,120
Federal Republic of Germany, 6.25%, 2030                                                   EUR      68,000                116,364
Government of Canada, 5.5%, 2009                                                           CAD     110,000                102,334
Government of Canada, 4.5%, 2015                                                           CAD      31,000                 28,801
Government of Canada, 8%, 2023                                                             CAD      41,000                 53,786
Kingdom of Denmark, 4%, 2015                                                               DKK     310,000                 53,845
Kingdom of Netherlands, 3.75%, 2009                                                        EUR     146,000                185,863
Kingdom of Netherlands, 3.75%, 2014                                                        EUR     201,000                256,264
Kingdom of Norway, 5%, 2015                                                                NOK     260,000                 42,384
Kingdom of Spain, 6%, 2008                                                                 EUR     219,000                286,190
Kingdom of Spain, 5.35%, 2011                                                              EUR     208,000                284,188
Republic of Austria, 5.5%, 2007                                                            EUR     119,000                153,746
Republic of Austria, 4.65%, 2018                                                           EUR     152,000                208,214
Republic of Finland, 5.375%, 2013                                                          EUR     377,000                526,777
Republic of France, 4.75%, 2007                                                            EUR     407,000                520,648
Republic of France, 4.75%, 2012                                                            EUR      57,000                 76,543
Republic of France, 6%, 2025                                                               EUR      38,000                 61,762
Republic of Ireland, 4.25%, 2007                                                           EUR     281,000                358,613
Republic of Ireland, 4.6%, 2016                                                            EUR     274,000                371,924
United Kingdom Treasury, 5.75%, 2009                                                       GBP      89,000                171,224
United Kingdom Treasury, 5%, 2012                                                          GBP     125,000                237,629
United Kingdom Treasury, 8%, 2015                                                          GBP      71,000                167,030
United Kingdom Treasury, 8%, 2021                                                          GBP      16,000                 41,244
                                                                                                                     ------------
                                                                                                                     $  4,851,487
                                                                                                                     ------------
MACHINERY & TOOLS - 0.8%
Case New Holland, Inc., 9.25%, 2011                                                          $      75,000           $     79,500
Case New Holland, Inc., 7.125%, 2014                                                                70,000                 70,263
Manitowoc Co., Inc., 10.5%, 2012                                                                    59,000                 63,425
Terex Corp., 7.375%, 2014                                                                           50,000                 50,250
                                                                                                                     ------------
                                                                                                                     $    263,438
                                                                                                                     ------------
MAJOR BANKS - 1.1%
BNP Paribas, 5.186% to 2015,
FRN to 2049 (n)                                                                              $     103,000           $     97,555
Royal Bank of Scotland Group PLC, 9.118%, 2049                                                      93,000                103,802
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2042                                              170,000                170,461
                                                                                                                     ------------
                                                                                                                     $    371,818
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 2.8%
Cardinal Health, Inc., 5.85%, 2017                                                           $     135,000           $    134,767
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015                                                   115,000                 85,100
DaVita, Inc., 6.625%, 2013                                                                          35,000                 34,169
DaVita, Inc., 7.25%, 2015                                                                           60,000                 58,950
HCA, Inc., 6.375%, 2015                                                                            315,000                254,363
HealthSouth Corp., 10.75%, 2016 (n)                                                                 80,000                 81,700
Omnicare, Inc., 6.875%, 2015                                                                        60,000                 58,275
Owens & Minor, Inc., 6.35%, 2016                                                                    70,000                 70,595
Triad Hospitals, Inc., 7%, 2013                                                                     80,000                 77,700
US Oncology, Inc., 10.75%, 2014                                                                     55,000                 60,225
Vanguard Health Holding II, 9%, 2014                                                                75,000                 72,750
                                                                                                                     ------------
                                                                                                                     $    988,594
                                                                                                                     ------------
METALS & MINING - 1.0%
Arch Western Finance LLC, 6.75%, 2013                                                        $     105,000           $    100,800
Massey Energy Co., 6.875%, 2013                                                                    100,000                 90,500
Peabody Energy Corp., "B", 6.875%, 2013                                                             90,000                 88,650
U.S. Steel Corp., 9.75%, 2010                                                                       67,000                 71,523
                                                                                                                     ------------
                                                                                                                     $    351,473
                                                                                                                     ------------
MORTGAGE BACKED - 5.1%
Fannie Mae, 6%, 2017 - 2034                                                                  $     633,616           $    639,505
Fannie Mae, 5.5%, 2020 - 2035                                                                    1,168,885              1,162,994
                                                                                                                     ------------
                                                                                                                     $  1,802,499
                                                                                                                     ------------
NATURAL GAS - DISTRIBUTION - 0.1%
AmeriGas Partners LP, 7.125%, 2016                                                           $      40,000           $     39,400
                                                                                                                     ------------
NATURAL GAS -PIPELINE - 2.4%
Atlas Pipeline Partners LP, 8.125%, 2015                                                     $      40,000           $     40,700
CenterPoint Energy Resources Corp., 7.875%, 2013                                                   192,000                213,702
El Paso Energy Corp., 7%, 2011                                                                      60,000                 60,375
El Paso Energy Corp., 7.75%, 2013                                                                   90,000                 92,025
El Paso Performance-Linked, 7.75%, 2011 (n)                                                        125,000                128,438
Kinder Morgan Finance, 5.35%, 2011                                                                 169,000                164,365
Williams Cos., Inc., 7.125%, 2011                                                                  130,000                133,250
                                                                                                                     ------------
                                                                                                                     $    832,855
                                                                                                                     ------------
NETWORK & TELECOM - 2.6%
Cincinnati Bell, Inc., 8.375%, 2014                                                          $      55,000           $     55,550
Citizens Communications Co., 9.25%, 2011                                                           178,000                196,245
Citizens Communications Co., 9%, 2031                                                               75,000                 80,438
Deutsche Telekom International Finance B.V., 8%, 2010                                               58,000                 63,272
Hawaiian Telecom Communications, Inc., 9.75%, 2013                                                  45,000                 46,238
Hawaiian Telecom Communications, Inc., 12.5%, 2015                                                  10,000                 10,500
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)                                                     55,000                 57,819
Qwest Corp., 8.875%, 2012                                                                           50,000                 54,563
Qwest Corp., 7.5%, 2014 (z)                                                                         65,000                 67,113
Telecom Italia Capital, 4.875%, 2010                                                                26,000                 25,155
Telefonica Europe B.V., 7.75%, 2010                                                                120,000                129,551
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                     60,000                 63,150
Windstream Corp., 8.625%, 2016 (n)                                                                  45,000                 48,150
                                                                                                                     ------------
                                                                                                                     $    897,744
                                                                                                                     ------------
OIL SERVICES - 0.1%
Basic Energy Services, Inc., 7.125%, 2016 (n)                                                $      50,000           $     48,250
                                                                                                                     ------------
OILS - 0.4%
Premcor Refining Group, Inc., 7.5%, 2015                                                     $     140,000           $    146,284
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.3%
Banco do Estado de Sao Paulo
S.A., 8.7%, 2049 (n)                                                                         $      77,000           $     79,599
Banco Mercantil del Norte S.A.,
5.875% to 2009, FRN to 2014 (n)                                                                     82,000                 82,410
Bosphorus Financial Services Ltd., FRN, 7.205%, 2012 (z)                                           100,000                 99,283
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                                   100,000                 95,879
DFS Funding Corp., FRN, 7.39%, 2010 (z)                                                            114,000                114,855
Kazkommerts International B.V., 10.125%, 2007 (n)                                                   14,000                 14,315
Kazkommerts International B.V., 10.125%, 2007                                                       20,000                 20,450
Kazkommerts International B.V., 8.5%, 2013                                                          20,000                 21,050
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                                   80,000                 80,689
Russian Standard Finance S.A., 8.625%, 2011 (n)                                                    101,000                100,495
Turanalem Finance B.V., 7.75%, 2013 (n)                                                            100,000                 99,200
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                                         120,000                124,020
UFJ Finance Aruba AEC, 6.75%, 2013                                                                  70,000                 74,914
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                                125,000                141,181
                                                                                                                     ------------
                                                                                                                     $  1,148,340
                                                                                                                     ------------
PHARMACEUTICALS - 0.1%
Teva Pharmaceutical Finance LLC, 5.55%, 2016                                                 $      39,000           $     38,294
                                                                                                                     ------------
PRECIOUS METALS & MINERALS - 0.5%
Alrosa Finance S.A., 8.875%, 2014                                                            $     152,000           $    172,414
                                                                                                                     ------------
PRINTING & PUBLISHING - 1.5%
American Media Operations, Inc., 8.875%, 2011                                                $      80,000           $     70,200
Dex Media East LLC, 9.875%, 2009                                                                   100,000                105,375
Dex Media West LLC, 9.875%, 2013                                                                   142,000                153,360
MediaNews Group, Inc., 6.875%, 2013                                                                135,000                124,875
R.H. Donnelley Corp., 8.875%, 2016                                                                  65,000                 65,163
                                                                                                                     ------------
                                                                                                                     $    518,973
                                                                                                                     ------------
RAILROAD & SHIPPING - 0.1%
TFM S.A. de C.V., 12.5%, 2012                                                                $      25,000           $     27,500
                                                                                                                     ------------
REAL ESTATE - 0.9%
EOP Operating LP, 4.65%, 2010                                                                $     120,000           $    116,426
Simon Property Group LP, REIT, 6.1%, 2016                                                          190,000                195,923
                                                                                                                     ------------
                                                                                                                     $    312,349
                                                                                                                     ------------
RETAILERS - 0.8%
Couche-Tard, Inc., 7.5%, 2013                                                                $      90,000           $     91,350
Jean Coutu Group (PJC), Inc., 7.625%, 2012                                                          35,000                 36,794
Limited Brands, Inc., 5.25%, 2014                                                                  113,000                107,079
Steinway Musical Instruments, Inc., 7%, 2014 (n)                                                    55,000                 53,900
                                                                                                                     ------------
                                                                                                                     $    289,123
                                                                                                                     ------------
SPECIALTY STORES - 0.2%
GSC Holdings Corp., 8%, 2012                                                                 $      70,000           $     72,100
                                                                                                                     ------------
STEEL - 0.3%
FMG Finance Ltd., 10.625%, 2016 (z)                                                          $      80,000           $     76,800
PNA Group, Inc., 10.75%, 2016 (z)                                                                   35,000                 35,963
                                                                                                                     ------------
                                                                                                                     $    112,763
                                                                                                                     ------------
SUPERMARKETS - 0.4%
Safeway, Inc., 4.95%, 2010                                                                   $      54,000           $     52,803
Safeway, Inc., 6.5%, 2011                                                                           70,000                 72,254
                                                                                                                     ------------
                                                                                                                     $    125,057
                                                                                                                     ------------
SUPRANATIONAL - 0.4%
Central American Bank, 4.875%, 2012 (n)                                                      $     140,000           $    135,410
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 1.8%
Alamosa Holdings, Inc., 11%, 2010                                                            $      84,000           $     91,770
Centennial Communications Corp., 10%, 2013                                                          10,000                 10,125
Centennial Communications Corp., 10.125%, 2013                                                      50,000                 53,125
Nextel Communications, Inc., 5.95%, 2014                                                           195,000                190,724
Rogers Wireless, Inc., 7.5%, 2015                                                                  110,000                117,425
Rural Cellular Corp., 9.875%, 2010                                                                  75,000                 78,188
UBS Luxembourg S.A., 8.25%, 2016                                                                   100,000                101,500
                                                                                                                     ------------
                                                                                                                     $    642,857
                                                                                                                     ------------
TOBACCO - 0.3%
Reynolds American, Inc., 7.25%, 2012 (n)                                                     $     114,000           $    117,259
                                                                                                                     ------------
TRANSPORTATION - SERVICES - 0.3%
Hertz Corp., 8.875%, 2014 (n)                                                                $      65,000           $     68,088
Stena AB, 7%, 2016                                                                                  50,000                 47,125
                                                                                                                     ------------
                                                                                                                     $    115,213
                                                                                                                     ------------
U.S. GOVERNMENT AGENCIES - 3.6%
Fannie Mae, 4.25%, 2007                                                                      $     400,000           $    396,387
Small Business Administration, 6.35%, 2021                                                         128,909                133,521
Small Business Administration, 4.34%, 2024                                                         172,907                164,426
Small Business Administration, 4.99%, 2024                                                         200,277                197,566
Small Business Administration, 4.625%, 2025                                                         90,604                 87,308
Small Business Administration, 4.86%, 2025                                                         227,829                222,852
Small Business Administration, 5.11%, 2025                                                          81,212                 80,477
                                                                                                                     ------------
                                                                                                                     $  1,282,537
                                                                                                                     ------------
U.S. TREASURY OBLIGATIONS - 1.9%
U.S. Treasury Bonds, 5.375%, 2031                                                            $      51,000           $     55,084
U.S. Treasury Bonds, 4.5%, 2036                                                                     17,000                 16,289
U.S. Treasury Notes, 4.875%, 2008                                                                   67,000                 67,097
U.S. Treasury Notes, 4.125%, 2015 (f)                                                               53,000                 51,147
U.S. Treasury Notes, 4.5%, 2015                                                                     40,000                 39,612
U.S. Treasury Notes, TIPS, 0.875%, 2010                                                             79,482                 75,318
U.S. Treasury Notes, TIPS, 3%, 2012                                                                 90,536                 93,935
U.S. Treasury Notes, TIPS, 1.625%, 2015                                                            284,529                270,636
                                                                                                                     ------------
                                                                                                                     $    669,118
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 3.9%
Beaver Valley Funding Corp., 9%, 2017                                                        $     173,000           $    195,549
Duke Capital Corp., 8%, 2019                                                                        66,000                 76,682
Edison Mission Energy, 7.75%, 2016 (n)                                                              75,000                 75,938
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                                  13,000                 14,586
Enersis S.A., 7.375%, 2014                                                                         177,000                188,131
FirstEnergy Corp., 6.45%, 2011                                                                      94,000                 98,059
HQI Transelec Chile S.A., 7.875%, 2011                                                             130,000                138,225
Mirant North American LLC, 7.375%, 2013                                                             65,000                 65,081
MSW Energy Holdings LLC, 7.375%, 2010                                                               70,000                 70,000
NRG Energy, Inc., 7.375%, 2016                                                                     165,000                163,969
Progress Energy, Inc., 5.625%, 2016                                                                 40,000                 39,973
PSEG Power LLC, 8.625%, 2031                                                                        73,000                 94,652
TXU Corp., 5.55%, 2014                                                                             150,000                141,717
                                                                                                                     ------------
                                                                                                                     $  1,362,562
                                                                                                                     ------------
    Total Bonds                                                                                                      $ 34,280,485
                                                                                                                     ------------
CONVERTIBLE PREFERRED STOCKS - 0.4%
AUTOMOTIVE - 0.2%
General Motors Corp., "B", 5.25%                                                                     2,575           $     51,809
                                                                                                                     ------------
REAL ESTATE - 0.2%
Mills Corp., 6.75% (z)                                                                                 100           $     83,875
                                                                                                                     ------------
    Total Convertible Preferred Stocks                                                                               $    135,684
                                                                                                                     ------------
PREFERRED STOCKS - 0.0%
REAL ESTATE - 0.0%
HRPT Properties Trust, REIT, "B"                                                                       275           $      7,123
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 0.8%
Abbey National North America LLC, 5.35%, due 10/02/06 (y)                                    $     293,000           $    292,956
                                                                                                                     ------------
   Total Investments(k)                                                                                              $ 34,716,248
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - 1.5%                                                                                     531,889
                                                                                                                     ------------
    NET ASSETS - 100.0%                                                                                              $ 35,248,137
                                                                                                                     ------------


(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2006, the series held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $32,784,706 and 94.44% of market value. An independent pricing service provided an evaluated bid for
    93.12% of the market value.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $3,685,846, representing 10.5% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:


                                                                    ACQUISITION         ACQUISITION     CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                                   DATE               COST       MARKET VALUE    NET ASSETS
--------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011                                  8/8/03            $ 145,000     $ 155,150
Asset Securitization Corp., FRN, 8.7845%, 2029                        1/25/05               73,340        82,181
Barrington Broadcasting Group, 10.5%, 2014                             8/3/06               40,000        39,000
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1281%, 2040    3/1/06              250,000       249,999
Berry Plastics Holding Corp., 8.875%, 2014                            9/15/06               45,144        45,225
Bosphorus Financial Services Ltd., FRN, 7.205%, 2012                   3/8/05              100,000        99,283
CPS Auto Receivables Trust, 2.89%, 2009                               3/27/03               15,483        15,249
DFS Funding Corp., FRN, 7.39%, 2010                                   6/24/05              114,000       114,855
Falcon Franchise Loan LLC, 6.5%, 2014                                 7/15/05              216,855       217,500
Falcon Franchise Loan LLC, FRN, 4.1863%, 2025                         1/29/03              108,246        90,055
FMG Finance Ltd., 10.625%, 2016                                       8/11/06               79,700        76,800
Mills Corp., 6.75%                                                    4/10/06               77,375        83,875
PNA Group, Inc., 10.75%, 2016                                          8/4/06               35,000        35,963
Preferred Term Securities IV Ltd., CDO, FRN, 7.64%, 2031              9/13/05              142,423       140,700
Prudential Securities Secured Financing Corp., FRN, 7.4496%, 2013     12/6/04              189,843       181,750
Qwest Corp., 7.5%, 2014                                                8/3/06               65,000        67,113
RBS Global & Rexnord Corp., 9.5%, 2014                                 8/7/06               40,350        40,600
Salomon Brothers Mortgage Securities, Inc., FRN, 7.2802%, 2032         1/7/05              257,552       246,380
Service Corp., 7.625%, 2018                                           9/27/06               80,000        80,500
--------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                          $  2,062,178       5.9%
                                                                                                     =======================

The following abbreviations are used in this report and are defined:

CDO     Collateralized Debt Obligation
FRN     Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT    Real Estate Investment Trust
TIPS    Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

      AUD  Australian Dollar
      BRL  Brazilian Real
      CAD  Canadian Dollar
      DKK  Danish Krone
      EUR  Euro
      GBP  British Pound
      JPY  Japanese Yen
      MXN  Mexican Peso
      NOK  Norwegian Krone
      NZD  New Zealand Dollar
      ZAR  South African Rand

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS STRATEGIC INCOME SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006


(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                            $ 34,612,175
                                                                          ============
Gross unrealized appreciation                                                  625,114
Gross unrealized depreciation                                                 (521,041)
                                                                          ------------
      Net unrealized appreciation (depreciation)                          $    104,073
                                                                          ============

The aggregate cost above includes prior fiscal year end tax adjustments. (2)

(2) FINANCIAL INSTRUMENTS

DERIVATIVES

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                                      NET UNREALIZED
      CONTRACTS TO                                                               CONTRACTS             APPRECIATION
     DELIVER/RECEIVE         SETTLEMENT DATE          IN EXCHANGE FOR            AT VALUE             (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------

SALES
-----
AUD                23,165       10/10/06                 $   17,611            $   17,271                 $     340
CAD               139,033   10/10/06-12/4/06                124,287               124,450                      (163)
DKK               321,654       10/25/06                     55,072                54,795                       277
EUR             2,314,901   10/4/06-10/20/06              2,981,368             2,939,307                    42,061
GBP               787,337   10/2/06-11/27/06              1,478,410             1,474,149                     4,261
NOK               282,653       11/8/06                      43,931                43,436                       495
NZD                62,638       10/10/06                     38,655                40,912                    (2,257)
                                                         ----------            ----------                 ---------
                                                         $4,739,334            $4,694,320                 $  45,014
                                                         ==========            ==========                 =========

PURCHASES
---------
BRL                75,575       10/31/06                 $   34,305            $   34,572                 $     267
CAD                22,997       10/4/06                      20,584                20,576                        (8)
EUR                94,552   10/4/06-10/20/06                121,200               120,014                    (1,186)
GBP               458,214   10/2/06-11/27/06                864,973               857,718                    (7,255)
JPY            35,278,510       11/20/06                    301,640               300,937                      (703)
MXN               385,858       10/10/06                     35,000                35,128                       128
NZD                62,639       10/10/06                     40,020                40,913                       893
ZAR               247,382       10/4/06                      35,690                31,743                    (3,947)
                                                         ----------            ----------                 ---------
                                                         $1,453,412            $1,441,601                 $ (11,811)
                                                         ==========            ==========                 =========

At  September 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to net payables of $6,188 with Merrill Lynch International and $8 with Goldman Sachs & Co.

FUTURES CONTRACTS
                                                                                                            UNREALIZED
                                                                                EXPIRATION                APPRECIATION
                                       CONTRACTS            VALUE                  DATE                  (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)                 2              $ 224,812               Dec-06                    $ (3,195)
U.S. Treasury Note 5 yr (Long)             3                316,547               Dec-06                       2,005
U.S. Treasury Note 10 yr (Short)           7                756,437               Dec-06                      (3,321)
                                                                                                            --------
                                                                                                            $ (4,511)
                                                                                                            ========

SWAP AGREEMENTS AT 09/30/2006
                                                                                                             UNREALIZED
                       NOTIONAL                              CASH FLOWS              CASH FLOWS             APPRECIATION
EXPIRATION              AMOUNT      COUNTERPARTY             TO RECEIVE                TO PAY              (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT
12/20/12 USD           150,000     Merrill Lynch                (1)                0.3% (fixed rate)         $  (357)
                                   Capital Services
 9/20/10 USD           120,000     Merrill Lynch                (2)               0.68% (fixed rate)            (614)
                                   International                                                             -------
                                                                                                             $  (971)
                                                                                                             =======

(1) Series to receive notional amount upon a defined credit default event by Bear Stearns Co., Inc., 7.625%, 12/7/09.
(2) Series to receive notional amount upon a defined credit default event by Lennar Corp., 5.95%, 3/1/13.

At September 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006, are as follows:


-------------------------------
United States              64.1%
-------------------------------
United Kingdom              4.0%
-------------------------------
Russia                      4.0%
-------------------------------
Germany                     3.3%
-------------------------------
Ireland                     2.6%
-------------------------------
France                      2.2%
-------------------------------
Mexico                      2.1%
-------------------------------
Spain                       2.1%
-------------------------------
Canada                      2.0%
-------------------------------
Others                     13.6%
-------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 09/30/06

MFS(R) MID CAP GROWTH SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS Variable Insurance Trust - MFS Mid Cap Growth Series

ISSUER                                                                SHARES/PAR         VALUE ($)
---------------------------------------------------------------------------------------------------

COMMON STOCKS - 98.9%
---------------------------------------------------------------------------------------------------
AIRLINES - 1.5%
---------------------------------------------------------------------------------------------------
AMR Corp. (l)(a)                                                          88,560       $  2,049,278
---------------------------------------------------------------------------------------------------
Continental Airlines, Inc. (l)(a)                                         46,650          1,320,662
---------------------------------------------------------------------------------------------------
                                                                                       $  3,369,940
---------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 2.0%
---------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp.                                                106,060       $  4,430,126
---------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.4%
---------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (l)(a)                                         62,940       $    912,630
---------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 1.3%
---------------------------------------------------------------------------------------------------
Gen-Probe, Inc. (a)                                                        6,280       $    294,469
---------------------------------------------------------------------------------------------------
Millipore Corp. (a)                                                       42,990          2,635,287
---------------------------------------------------------------------------------------------------
                                                                                       $  2,929,756
---------------------------------------------------------------------------------------------------
BROADCASTING - 0.1%
---------------------------------------------------------------------------------------------------
Live Nation, Inc. (a)                                                      9,120       $    186,230
---------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 2.0%
---------------------------------------------------------------------------------------------------
A.G. Edwards, Inc.                                                         7,790       $    415,051
---------------------------------------------------------------------------------------------------
Affiliated Managers Group, Inc. (l)(a)                                     2,400            240,264
---------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.                                 6,590          3,151,668
---------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                                 13,550            648,368
---------------------------------------------------------------------------------------------------
                                                                                       $  4,455,351
---------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 7.8%
---------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. (a)                                           13,960       $    770,452
---------------------------------------------------------------------------------------------------
Amdocs Ltd. (a)                                                          121,410          4,807,836
---------------------------------------------------------------------------------------------------
CheckFree Corp. (a)                                                       41,870          1,730,068
---------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp., "A" (a)                             60,110          4,451,747
---------------------------------------------------------------------------------------------------
Corporate Executive Board Co.                                             37,750          3,394,103
---------------------------------------------------------------------------------------------------
TALX Corp. (l)                                                            76,580          1,877,742
---------------------------------------------------------------------------------------------------
Transaction Systems Architects, Inc. (a)                                  13,270            455,426
---------------------------------------------------------------------------------------------------
                                                                                       $ 17,487,374
---------------------------------------------------------------------------------------------------
CABLE TV - 0.4%
---------------------------------------------------------------------------------------------------
Cablevision Systems Corp., "A"                                            34,960       $    793,942
---------------------------------------------------------------------------------------------------
Computer Software - 2.2%
---------------------------------------------------------------------------------------------------
Akamai Technologies, Inc. (l)(a)                                          10,020       $    500,900
---------------------------------------------------------------------------------------------------
BEA Systems, Inc. (a)                                                    295,570          4,492,664
---------------------------------------------------------------------------------------------------
                                                                                       $  4,993,564
---------------------------------------------------------------------------------------------------
CONSTRUCTION - 4.7%
---------------------------------------------------------------------------------------------------
D.R. Horton, Inc.                                                         38,620       $    924,949
---------------------------------------------------------------------------------------------------
NVR, Inc. (l)(a)                                                           6,390          3,418,650
---------------------------------------------------------------------------------------------------
Pulte Homes, Inc. (l)                                                     95,980          3,057,923
---------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                      57,790          3,223,526
---------------------------------------------------------------------------------------------------
                                                                                       $ 10,625,048
---------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 6.7%
---------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                        36,150       $  1,828,829
---------------------------------------------------------------------------------------------------
Brink's Co. (l)                                                           22,710          1,204,993
---------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc., "A"                                              95,410          3,847,885
---------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. (a)                                        56,990          3,778,437
---------------------------------------------------------------------------------------------------
Monster Worldwide, Inc. (a)                                               56,180          2,033,154
---------------------------------------------------------------------------------------------------
Sotheby's                                                                 41,640          1,342,474
---------------------------------------------------------------------------------------------------
Strayer Education, Inc.                                                    8,580            928,442
---------------------------------------------------------------------------------------------------
                                                                                       $ 14,964,214
---------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.2%
---------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                                 87,070       $  5,058,767
---------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                       33,110          2,219,032
---------------------------------------------------------------------------------------------------
                                                                                       $  7,277,799
---------------------------------------------------------------------------------------------------
ELECTRONICS - 5.7%
---------------------------------------------------------------------------------------------------
Agere Systems, Inc. (a)                                                   43,340       $    647,066
---------------------------------------------------------------------------------------------------
Amkor Technology, Inc. (l)(a)                                             29,210            150,724
---------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                      37,970          1,115,938
---------------------------------------------------------------------------------------------------
Cree, Inc. (l)(a)                                                         12,380            248,962
---------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                          13,960            620,801
---------------------------------------------------------------------------------------------------
MEMC Electronic Materials, Inc. (a)                                       29,510          1,080,951
---------------------------------------------------------------------------------------------------
Novellus Systems, Inc. (a)                                                97,930          2,708,744
---------------------------------------------------------------------------------------------------
SanDisk Corp. (a)                                                         74,270          3,976,416
---------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. (l)(a)                                         23,270            809,331
---------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. (a)                       40,910          1,501,397
---------------------------------------------------------------------------------------------------
                                                                                       $ 12,860,330
---------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 1.9%
---------------------------------------------------------------------------------------------------
Hess Corp.                                                               102,640       $  4,251,349
---------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.1%
---------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                                 2,230       $    118,971
---------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.1%
---------------------------------------------------------------------------------------------------
Warner Music Group Corp.                                                  10,950       $    284,153
---------------------------------------------------------------------------------------------------
FOOD & BEVERAGES - 1.1%
---------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc.                                                68,290       $  2,424,295
---------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 2.1%
---------------------------------------------------------------------------------------------------
Kroger Co.                                                               203,750       $  4,714,775
---------------------------------------------------------------------------------------------------
GAMING & LODGING - 6.1%
---------------------------------------------------------------------------------------------------
International Game Technology                                            133,110       $  5,524,065
---------------------------------------------------------------------------------------------------
MGM Mirage (a)                                                            97,840          3,863,702
---------------------------------------------------------------------------------------------------
Penn National Gaming, Inc. (a)                                            75,530          2,758,356
---------------------------------------------------------------------------------------------------
Shuffle Master, Inc. (l)(a)                                               54,380          1,468,804
---------------------------------------------------------------------------------------------------
Station Casinos, Inc.                                                      2,010            116,238
---------------------------------------------------------------------------------------------------
                                                                                       $ 13,731,165
---------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 3.5%
---------------------------------------------------------------------------------------------------
AMERIGROUP Corp. (a)                                                      76,300       $  2,254,665
---------------------------------------------------------------------------------------------------
Humana, Inc. (a)                                                          69,290          4,579,376
---------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. (a)                                           16,810            951,950
---------------------------------------------------------------------------------------------------
                                                                                       $  7,785,991
INSURANCE - 3.4%
---------------------------------------------------------------------------------------------------
Ace Ltd.                                                                  44,720       $  2,447,526
---------------------------------------------------------------------------------------------------
Ameriprise Financial, Inc.                                                 5,320            249,508
---------------------------------------------------------------------------------------------------
Genworth Financial, Inc., "A"                                            104,150          3,646,292
---------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                                     15,740            943,928
---------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"                                                       6,670            458,229
---------------------------------------------------------------------------------------------------
                                                                                       $  7,745,483
---------------------------------------------------------------------------------------------------
INTERNET - 1.7%
---------------------------------------------------------------------------------------------------
Digital River, Inc. (l)(a)                                                 8,960       $    458,035
---------------------------------------------------------------------------------------------------
RealNetworks, Inc. (l)(a)                                                315,210       $  3,344,378
---------------------------------------------------------------------------------------------------
                                                                                       $  3,802,413
---------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 3.8%
---------------------------------------------------------------------------------------------------
Cummins, Inc.                                                             35,670       $  4,252,934
---------------------------------------------------------------------------------------------------
Navistar International Corp. (a)                                          27,460            709,017
---------------------------------------------------------------------------------------------------
Parker Hannifin Corp.                                                      9,750            757,868
---------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                                 31,700          2,002,172
---------------------------------------------------------------------------------------------------
Timken Co.                                                                23,670            704,893
---------------------------------------------------------------------------------------------------
                                                                                       $  8,426,884
---------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 3.3%
---------------------------------------------------------------------------------------------------
Emdeon Corp. (a)                                                         270,310       $  3,165,330
---------------------------------------------------------------------------------------------------
Express Scripts, Inc., "A" (a)                                            23,390          1,765,711
---------------------------------------------------------------------------------------------------
IDEXX Laboratories, Inc. (a)                                               6,400            583,296
---------------------------------------------------------------------------------------------------
McKesson Corp.                                                            14,290            753,369
---------------------------------------------------------------------------------------------------
VCA Antech, Inc. (a)                                                      29,540          1,065,212
---------------------------------------------------------------------------------------------------
                                                                                       $  7,332,918
---------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 7.1%
---------------------------------------------------------------------------------------------------
Advanced Medical Optics, Inc. (l)(a)                                      75,410       $  2,982,466
---------------------------------------------------------------------------------------------------
Cooper Cos., Inc.                                                         26,010          1,391,535
---------------------------------------------------------------------------------------------------
Cytyc Corp. (a)                                                          114,892          2,812,556
---------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                             118,880          3,579,477
---------------------------------------------------------------------------------------------------
Immucor, Inc. (a)                                                         58,650          1,314,347
---------------------------------------------------------------------------------------------------
Waters Corp. (a)                                                          83,500          3,780,880
---------------------------------------------------------------------------------------------------
                                                                                       $ 15,861,261
---------------------------------------------------------------------------------------------------
NATURAL GAS -PIPELINE - 2.1%
---------------------------------------------------------------------------------------------------
Williams Cos., Inc.                                                      195,150       $  4,658,231
---------------------------------------------------------------------------------------------------
NETWORK & TELECOM - 0.4%
---------------------------------------------------------------------------------------------------
InterDigital Communications Corp. (a)                                     27,780       $    947,298
---------------------------------------------------------------------------------------------------
OIL SERVICES - 3.2%
---------------------------------------------------------------------------------------------------
Cameron International Corp. (a)                                           58,060       $  2,804,879
---------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                       32,460          1,622,675
---------------------------------------------------------------------------------------------------
Smith International, Inc.                                                 74,090          2,874,692
---------------------------------------------------------------------------------------------------
                                                                                       $  7,302,246
---------------------------------------------------------------------------------------------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.8%
---------------------------------------------------------------------------------------------------
First Marblehead Corp.                                                    32,670       $  2,262,724
---------------------------------------------------------------------------------------------------
IndyMac Bancorp, Inc.                                                     34,430          1,417,139
---------------------------------------------------------------------------------------------------
Investors Financial Services Corp. (l)                                    51,430          2,215,604
---------------------------------------------------------------------------------------------------
New York Community Bancorp, Inc. (l)                                      22,380            366,584
---------------------------------------------------------------------------------------------------
                                                                                       $  6,262,051
---------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 2.7%
---------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A" (a)                                      41,650       $  2,401,539
---------------------------------------------------------------------------------------------------
Network Appliance, Inc. (a)                                               45,180          1,672,112
---------------------------------------------------------------------------------------------------
Nuance Communications, Inc. (l)(a)                                       250,100          2,043,317
---------------------------------------------------------------------------------------------------
                                                                                       $  6,116,968
---------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 2.8%
---------------------------------------------------------------------------------------------------
Allergan, Inc.                                                            18,340       $  2,065,267
---------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. (a)                                  113,720          3,701,586
---------------------------------------------------------------------------------------------------
Warner Chilcott Ltd. (a)                                                  31,360            417,088
---------------------------------------------------------------------------------------------------
                                                                                       $  6,183,941
---------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 1.8%
---------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., "B"                                 76,430       $  4,070,662
---------------------------------------------------------------------------------------------------
REAL ESTATE - 0.5%
---------------------------------------------------------------------------------------------------
Equity Office Properties Trust, REIT                                      25,980       $  1,032,965
---------------------------------------------------------------------------------------------------
RESTAURANTS - 1.1%
---------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                         46,150       $  2,402,108
---------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 1.2%
---------------------------------------------------------------------------------------------------
Praxair, Inc.                                                             47,480       $  2,808,917
---------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.8%
---------------------------------------------------------------------------------------------------
Aeropostale, Inc. (a)                                                     95,270       $  2,784,742
---------------------------------------------------------------------------------------------------
Chico's FAS, Inc. (a)                                                     63,720          1,371,892
---------------------------------------------------------------------------------------------------
Group 1 Automotive, Inc. (l)                                              49,560          2,473,044
---------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                      96,890          2,566,613
---------------------------------------------------------------------------------------------------
Rent-A-Center, Inc. (a)                                                   10,240            299,930
---------------------------------------------------------------------------------------------------
Williams-Sonoma, Inc.                                                     42,560          1,378,514
---------------------------------------------------------------------------------------------------
                                                                                       $ 10,874,735
---------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.1%
---------------------------------------------------------------------------------------------------
American Tower Corp., "A" (a)                                             41,114       $  1,500,661
---------------------------------------------------------------------------------------------------
Embarq Corp.                                                              68,710          3,323,503
---------------------------------------------------------------------------------------------------
                                                                                       $  4,824,164
---------------------------------------------------------------------------------------------------
TRUCKING - 0.0%
---------------------------------------------------------------------------------------------------
UTi Worldwide, Inc.                                                        3,950       $    110,482
---------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.2%
---------------------------------------------------------------------------------------------------
Covanta Holding Corp. (a)                                                 47,680       $  1,026,550
---------------------------------------------------------------------------------------------------
NRG Energy, Inc. (l)(a)                                                   37,680          1,706,904
---------------------------------------------------------------------------------------------------
                                                                                       $  2,733,454
---------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS                                                                  $222,094,184
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -1.3%
Merrill Lynch & Co., 5.35%, dated 9/29/06, due 10/2/06,
total to be received $2,997,336 (secured by U.S. Treasury
and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                              $ 2,996,000       $  2,996,000
---------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 11.8%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                         26,503,449       $ 26,503,449
---------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS                                                                    $251,593,633
---------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (12.0)%                                                (26,883,962)
---------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                  $224,709,671
---------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviation is used in this report and is defined:
REIT    Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS MID CAP GROWTH SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $237,313,248
                                                                ============
Gross unrealized appreciation                                   $ 20,269,082
Gross unrealized depreciation                                     (5,988,697)
                                                                ------------
      Net unrealized appreciation (depreciation)                $ 14,280,385
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Variable Insurance Trust
QUARTERLY PORTFOLIO HOLDINGS 09/30/06

MFS(R) RESEARCH BOND SERIES

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS Variable Insurance Trust - MFS Research Bond Series

ISSUER                                                                          SHARES/PAR          VALUE ($)
BONDS - 96.9%
ASSET BACKED & SECURITIZED - 11.7%
Amresco Commercial Mortgage Funding I, 7%, 2029                                 $   90,000        $    90,475
Asset Securitization Corp., FRN, 8.2945%, 2029                                     180,000            188,003
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                       110,306            106,665
Banc of America Commercial Mortgage, Inc., FRN, 5.9654%, 2045                      200,000            207,328
Banc of America Commercial Mortgage, Inc., FRN, 5.3538%, 2047                      345,034            342,131
Bayview Commercial Asset Trust, 0.775%, 2035 (i)                                 1,162,843             95,627
Bayview Commercial Asset Trust, 1.1688%, 2036 (i)(z)                             1,698,662            212,792
Bayview Commercial Asset Trust, FRN, 0.84%, 2013 (i)                               653,469             49,342
Bayview Commercial Asset Trust, FRN, 0.84%, 2036 (i)(z)                            965,793             85,760
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036 (i)(z)                          720,933             66,234
Bayview Financial Acquisition Trust, FRN, 5.402%, 2035                              70,000             69,770
Bayview Financial Acquisition Trust, FRN, 5.483%, 2045                              67,000             65,744
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1237%, 2040 (z)            250,000            249,999
Capital One Auto Finance Trust, 2.47%, 2010                                        158,346            156,875
Capital Trust Realty CDO Ltd., 5.16%, 2035 (z)                                     140,000            137,506
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3997%, 2044              370,000            367,632
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3997%, 2044              120,000            119,879
Commercial Mortgage Acceptance Corp., 7.03%, 2031                                   46,762             48,435
Commercial Mortgage Acceptance Corp., FRN, 1.1313%, 2031 (i)                     1,320,047             35,739
Commercial Mortgage Pass-Through Certificates, FRN, 5.9873%, 2046                  210,000            217,375
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                            20,000             19,821
CPS Auto Receivables Trust, 3.52%, 2009 (z)                                         10,973             10,857
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                              244,173            245,790
Credit-Based Asset Servicing and Securities, FRN, 5.303%, 2035                     100,000             99,484
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                  49,418             49,625
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                            140,092            141,549
DLJ Commercial Mortgage Corp., 6.04%, 2031                                         100,000            101,959
Drive Auto Receivables Trust, 2.5%, 2009 (n)                                        51,645             50,736
E*TRADE RV & Marine Trust, 3.62%, 2018                                              60,000             57,709
Falcon Franchise Loan LLC, FRN, 4.1863%, 2025 (i)(z)                               349,892             55,297
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)                 65,000             70,486
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                              60,000             61,387
GMAC Commercial Mortgage Securities, Inc., FRN, 7.9168%, 2034 (n)                  110,000            119,772
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                           183,329            178,648
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                      109,489            108,511
Holmes Financing PLC, FRN, 6.2269%, 2040                                            78,000             78,109
IKON Receivables Funding LLC, 3.27%, 2011                                           57,395             56,978
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (z)               205,134            205,423
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.5067%, 2042 (n)        130,000            127,386
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.936%, 2042             135,428            131,432
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.5422%, 2043            170,607            170,750
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043             200,000            207,308
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046             170,000            166,450
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.1589%, 2030 (i)          864,826             17,928
Lehman Brothers/UBS Commercial Mortgage Trust, 5.934%, 2011                        108,520            108,727
Merrill Lynch Mortgage Trust, FRN, 5.8441%, 2039                                   405,000            415,635
Morgan Stanley Capital I, Inc., 6.86%, 2010                                        145,000            145,034
Morgan Stanley Capital I, Inc., 7.3%, 2030 (n)                                     115,000            117,506
Morgan Stanley Capital I, Inc., 5.72%, 2032                                         96,558             97,686
Morgan Stanley Capital I, Inc., FRN, 0.7247%, 2030 (i)(n)                        2,075,277             29,470
Mortgage Capital Funding, Inc., FRN, 0.8812%, 2031 (i)                           1,028,914              9,663
New Century Home Equity Loan Trust, FRN, 4.532%, 2035                              350,000            345,325
Nomura Asset Acceptance Corp., FRN, 4.423%, 2034                                   115,584            114,347
Preferred Term Securities IV Ltd., CDO, FRN, 7.64%, 2031 (z)                       100,000            100,500
Preferred Term Securities XIX Ltd., CDO, FRN, 5.74%, 2035 (z)                      100,000            100,000
Prudential Securities Secured Financing Corp., FRN, 7.4496%, 2013 (z)              125,000            132,858
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                    174,000            173,148
Structured Asset Securities Corp., FRN, 5.57%, 2035 (n)                            221,987            222,058
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                          33,704             33,944
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2042                              130,000            126,321
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                         150,000            145,168
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2042                         170,000            166,717
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                         126,788            124,577
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3699%, 2044                        130,000            128,987
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                        150,000            149,714
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1641%, 2045 (n)                    170,000            177,956
                                                                                                  -----------
                                                                                                  $ 8,612,047
                                                                                                  -----------
AUTOMOTIVE - 1.3%
American Axle & Manufacturing, Inc., 5.25%, 2014                                $  225,000        $   186,750
Ford Motor Credit Co., 5.8%, 2009                                                  166,000            158,035
Ford Motor Credit Co., 7.375%, 2009                                                 55,000             53,449
General Motors Acceptance Corp., 6.75%, 2014                                       204,000            199,156
GMAC LLC, 6.125%, 2008                                                             111,000            110,266
Johnson Controls, Inc., 5.5%, 2016                                                 239,000            233,552
                                                                                                  -----------
                                                                                                  $   941,208
                                                                                                  -----------
BROADCASTING - 1.4%
Allbritton Communications Co., 7.75%, 2012                                      $  230,000        $   231,725
CBS Corp., 6.625%, 2011                                                             80,000             83,123
Clear Channel Communications, Inc., 7.65%, 2010                                    317,000            334,229
News America Holdings, 8.5%, 2025                                                  152,000            179,229
News America, Inc., 6.4%, 2035                                                     200,000            196,146
                                                                                                  -----------
                                                                                                  $ 1,024,452
                                                                                                  -----------
BROKERAGE & ASSET MANAGERS - 1.4%
Lehman Brothers Holdings, Inc., 8.25%, 2007                                     $  184,000        $   187,701
Lehman Brothers Holdings, Inc., 5.5%, 2016                                          18,000             17,934
Merrill Lynch & Co., Inc., 6.05%, 2016                                             619,000            640,087
Morgan Stanley Dean Witter, Inc., 6.6%, 2012                                       165,000            175,198
                                                                                                  -----------
                                                                                                  $ 1,020,920
                                                                                                  -----------
BUILDING - 1.2%
American Standard Cos., Inc., 7.375%, 2008                                      $  135,000        $   137,575
CRH America, Inc., 6.95%, 2012                                                      93,000             98,060
Goodman Global Holdings, Inc., 7.875%, 2012                                        195,000            185,738
Hanson PLC, 6.125%, 2016                                                           340,000            342,270
Lafarge S.A., 6.5%, 2016                                                           133,000            137,424
                                                                                                  -----------
                                                                                                  $   901,067
                                                                                                  -----------
BUSINESS SERVICES - 0.7%
Cisco Systems, Inc., 5.5%, 2016                                                 $  250,000        $   251,988
Xerox Corp., 6.4%, 2016                                                            235,000            233,825
                                                                                                  -----------
                                                                                                  $   485,813
                                                                                                  -----------
CABLE TV - 1.3%
Comcast Corp., 5.85%, 2015                                                      $  225,000        $   224,936
Rogers Cable, Inc., 5.5%, 2014                                                     299,000            281,060
TCI Communications Financing III, 9.65%, 2027                                      363,000            385,513
TCI Communications, Inc., 9.8%, 2012                                                72,000             85,045
                                                                                                  -----------
                                                                                                  $   976,554
                                                                                                  -----------
CHEMICALS - 0.3%
Dow Chemical Co., 5.75%, 2008                                                   $   62,000        $    62,714
Nalco Co., 7.75%, 2011                                                              95,000             96,900
Nalco Co., 8.875%, 2013                                                             50,000             52,125
                                                                                                  -----------
                                                                                                  $   211,739
                                                                                                  -----------
CONTAINERS - 0.3%
Owens-Brockway Glass Container, Inc., 8.25%, 2013                               $  190,000        $   194,750
                                                                                                  -----------
DEFENSE ELECTRONICS - 0.6%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)                                     $  168,000        $   163,643
BAE Systems Holdings, Inc., 6.4%, 2011 (n)                                         104,000            107,811
Litton Industries, Inc., 8%, 2009                                                  165,000            177,492
                                                                                                  -----------
                                                                                                  $   448,946
                                                                                                  -----------
ENERGY - INDEPENDENT - 1.2%
Anadarko Petroleum Corp., 6.45%, 2036                                           $   80,000        $    81,714
Chesapeake Energy Corp., 7.5%, 2014                                                 35,000             35,394
Chesapeake Energy Corp., 6.875%, 2016                                              255,000            249,263
Ocean Energy, Inc., 7.25%, 2011                                                     85,000             91,340
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (z)                        250,000            251,203
XTO Energy, Inc., 5.65%, 2016                                                      170,000            168,646
                                                                                                  -----------
                                                                                                  $   877,560
                                                                                                  -----------
ENERGY - INTEGRATED - 0.4%
Amerada Hess Corp., 7.3%, 2031                                                  $  182,000        $   204,938
TNK-BP Finance S.A., 7.5%, 2016 (n)                                                116,000            121,187
                                                                                                  -----------
                                                                                                  $   326,125
                                                                                                  -----------
ENTERTAINMENT - 0.6%
Walt Disney Co., 6.375%, 2012                                                   $  130,000        $   136,542
Walt Disney Co., 5.625%, 2016                                                      333,000            335,379
                                                                                                  -----------
                                                                                                  $   471,921
                                                                                                  -----------
FINANCIAL INSTITUTIONS - 1.9%
Allied Capital Corp., 6.625%, 2011                                              $  190,000        $   193,682
Capital One Financial Co., 6.15%, 2016                                             210,000            212,491
Countrywide Financial Corp., 6.25%, 2016                                           235,000            238,497
General Electric Capital Corp., 8.7%, 2007                                          40,000             40,514
HSBC Finance Corp., 6.75%, 2011                                                     46,000             48,751
HSBC Finance Corp., 5.5%, 2016                                                     403,000            403,100
International Lease Finance Corp., 5.625%, 2013                                    274,000            275,735
                                                                                                  -----------
                                                                                                  $ 1,412,770
                                                                                                  -----------
FOOD & BEVERAGES - 1.2%
Cadbury Schweppes PLC, 5.125%, 2013 (n)                                         $  325,000        $   315,070
Diageo Capital PLC, 5.5%, 2016                                                     360,000            356,993
Miller Brewing Co., 5.5%, 2013 (n)                                                 209,000            207,030
                                                                                                  -----------
                                                                                                  $   879,093
                                                                                                  -----------
FOOD & DRUG STORES - 0.1%
CVS Corp., 5.75%, 2011                                                          $   90,000        $    91,172
FOREST & PAPER PRODUCTS - 0.3%
MeadWestvaco Corp., 6.8%, 2032                                                  $  105,000        $    98,309
Stora Enso Oyj, 6.404%, 2016 (n)                                                   120,000            122,318
                                                                                                  -----------
                                                                                                  $   220,627
                                                                                                  -----------
GAMING & LODGING - 1.3%
Harrah's Operating Co., Inc., 5.625%, 2015                                      $  363,000        $   337,414
Marriott International, Inc., 6.2%, 2016                                           200,000            203,622
MGM Mirage, Inc., 5.875%, 2014                                                     245,000            226,931
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012                            150,000            157,500
                                                                                                  -----------
                                                                                                  $   925,467
                                                                                                  -----------
INDUSTRIAL - 0.2%
Steelcase, Inc., 6.5%, 2011                                                     $  120,000        $   121,979
                                                                                                  -----------
INSURANCE - 0.8%
American International Group, 4.25%, 2013                                       $  193,000        $   181,230
ING Groep N.V., 5.775% to 2015, FRN to 2049                                        178,000            175,646
UnumProvident Corp., 6.85%, 2015 (n)                                               218,000            223,722
                                                                                                  -----------
                                                                                                  $   580,598
                                                                                                  -----------
INSURANCE - PROPERTY & CASUALTY - 0.7%
AXIS Capital Holdings Ltd., 5.75%, 2014                                         $  180,000        $   177,307
Fund American Cos., Inc., 5.875%, 2013                                             154,000            152,217
St. Paul Travelers Cos., Inc., 6.25%, 2016                                         142,000            148,063
                                                                                                  -----------
                                                                                                  $   477,587
                                                                                                  -----------
MACHINERY & TOOLS - 0.3%
Case New Holland, Inc., 9.25%, 2011                                             $  215,000        $   227,900
                                                                                                  -----------
MAJOR BANKS - 1.4%
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)                                    $  174,000        $   164,801
JPMorgan Chase & Co., 5.15%, 2015                                                  100,000             97,542
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                           233,000            234,890
Wachovia Bank, NA, 5.6%, 2016                                                      194,000            195,769
Wachovia Capital Trust III, 5.8% to 2011, FRN to 2049                              148,000            148,402
Wachovia Corp., 6.605%, 2025                                                       164,000            176,124
                                                                                                  -----------
                                                                                                  $ 1,017,528
                                                                                                  -----------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.1%
Baxter International, Inc., 5.9%, 2016                                          $  296,000        $   304,000
Cardinal Health, Inc., 5.8%, 2016 (z)                                              360,000            359,179
HCA, Inc., 8.75%, 2010                                                             170,000            171,700
                                                                                                  -----------
                                                                                                  $   834,879
                                                                                                  -----------
METALS & MINING - 0.3%
Peabody Energy Corp., 5.875%, 2016                                              $  250,000        $   229,375
                                                                                                  -----------
MORTGAGE BACKED - 13.4%
Fannie Mae, 4.55%, 2011                                                         $   64,702        $    62,873
Fannie Mae, 4.79%, 2012                                                            117,568            114,362
Fannie Mae, 5.12%, 2012                                                             58,984             58,749
Fannie Mae, 3.81%, 2013                                                             20,679             19,269
Fannie Mae, 4.845%, 2013                                                            52,394             51,384
Fannie Mae, 4.519%, 2014                                                           220,975            212,756
Fannie Mae, 4.6%, 2014 - 2015                                                      111,654            107,714
Fannie Mae, 4.667%, 2014                                                           112,151            108,922
Fannie Mae, 4.77%, 2014                                                             61,967             60,336
Fannie Mae, 4.53%, 2015                                                             64,030             61,340
Fannie Mae, 4.56%, 2015                                                             56,617             54,436
Fannie Mae, 4.665%, 2015                                                            38,725             37,480
Fannie Mae, 4.69%, 2015                                                             31,306             30,356
Fannie Mae, 4.7%, 2015                                                              44,096             42,770
Fannie Mae, 4.74%, 2015                                                             50,000             48,492
Fannie Mae, 4.76%, 2015                                                             71,104             69,128
Fannie Mae, 4.785%, 2015                                                            47,212             46,009
Fannie Mae, 4.815%, 2015                                                            53,000             51,618
Fannie Mae, 4.82%, 2015                                                             56,249             54,901
Fannie Mae, 4.85%, 2015                                                             41,954             41,081
Fannie Mae, 4.87%, 2015                                                             34,976             34,277
Fannie Mae, 4.89%, 2015                                                             98,619             96,719
Fannie Mae, 4.925%, 2015                                                           132,043            129,932
Fannie Mae, 4.94%, 2015                                                             70,000             68,270
Fannie Mae, 4.98%, 2015                                                             49,369             48,693
Fannie Mae, 5.09%, 2016                                                             99,274             97,790
Fannie Mae, 5.423%, 2016                                                           154,226            156,594
Fannie Mae, 4.996%, 2017                                                           116,236            114,968
Fannie Mae, 5.5%, 2017 - 2036                                                    2,932,909          2,904,959
Fannie Mae, 4.88%, 2020                                                             48,451             47,778
Fannie Mae, 5%, 2020                                                               377,284            370,837
Fannie Mae, 6.5%, 2032                                                              40,072             40,956
Fannie Mae, 6%, 2036                                                               143,254            143,915
Fannie Mae TBA, 5.5%, 2033                                                         221,000            217,685
Freddie Mac, 5.5%, 2019 - 2036                                                   1,820,437          1,800,851
Freddie Mac, 5%, 2023 - 2028                                                       874,948            869,770
Freddie Mac, 6%, 2034 - 2036                                                       598,925            602,294
Freddie Mac TBA, 5.5%, 2033                                                        440,000            433,813
Ginnie Mae, 6%, 2036                                                               298,599            301,610
                                                                                                  -----------
                                                                                                  $ 9,815,687
                                                                                                  -----------
NATURAL GAS -PIPELINE - 1.5%
CenterPoint Energy Resources Corp., 7.875%, 2013                                $  399,000        $   444,100
El Paso Performance-Linked, 7.75%, 2011 (n)                                        240,000            246,600
Kinder Morgan Energy Partners LP, 5.125%, 2014                                      73,000             69,389
Kinder Morgan Energy Partners LP, 7.4%, 2031                                       103,000            112,927
Kinder Morgan, Inc., 6.8%, 2008                                                     55,000             55,938
Magellan Midstream Partners LP, 5.65%, 2016                                        166,000            162,519
                                                                                                  -----------
                                                                                                  $ 1,091,473
                                                                                                  -----------
NETWORK & TELECOM - 1.5%
AT&T, Inc., 5.1%, 2014                                                          $  256,000        $   247,346
Deutsche Telekom B.V., 5.75%, 2016                                                 236,000            230,897
Telecom Italia Capital, 5.25%, 2015                                                190,000            176,055
Telecom Italia Capital, 6%, 2034                                                    80,000             71,525
Telecomunicaciones de Puerto Rico, Inc., 6.8%, 2009                                 63,000             64,553
Telefonica Europe B.V., 7.75%, 2010                                                313,000            337,911
                                                                                                  -----------
                                                                                                  $ 1,128,287
                                                                                                  -----------
OILS - 0.3%
Premcor Refining Group, Inc., 7.5%, 2015                                        $  190,000        $   198,528
                                                                                                  -----------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.9%
Banco Mercantil del Norte S.A., 5.875% to 2009, FRN to 2014 (n)                 $  149,000        $   149,745
Chuo Mitsui Trust & Banking Co., 5.506% to 2015, FRN to 2049 (n)                   233,000            223,398
Citigroup, Inc., 5%, 2014                                                          323,000            314,691
Credit Suisse (USA), Inc., 4.875%, 2015                                            272,000            261,654
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                           163,000            165,371
Kazkommerts International B.V., 8.5%, 2013                                         106,000            111,565
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                  110,000            110,948
Mizuho Financial Group, Inc., 5.79%, 2014 (n)                                      153,000            154,653
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                51,000             53,554
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                  121,000            122,532
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)                                   111,000            108,518
Russian Standard Finance S.A., 8.625%, 2011 (n)                                    150,000            149,250
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                              97,000             99,084
UBS AG, 5.875%, 2016                                                               290,000            298,472
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                         260,000            268,710
UFJ Finance Aruba AEC, 6.75%, 2013                                                 229,000            245,077
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)                 45,000             50,825
                                                                                                  -----------
                                                                                                  $ 2,888,047
                                                                                                  -----------
PHARMACEUTICALS - 0.2%
Wyeth, 5.5%, 2013                                                               $  130,000        $   130,599
                                                                                                  -----------
PRINTING & PUBLISHING - 0.2%
Dex Media West LLC, 9.875%, 2013                                                $  165,000        $   178,200
                                                                                                  -----------
RAILROAD & SHIPPING - 0.7%
Canadian National Railway Co., 5.8%, 2016                                       $  200,000        $   206,963
CSX Corp., 6.3%, 2012                                                              155,000            161,570
TFM S.A. de C.V., 9.375%, 2012                                                     130,000            137,800
                                                                                                  -----------
                                                                                                  $   506,333
                                                                                                  -----------
REAL ESTATE - 1.8%
Boston Properties, Inc., REIT, 5%, 2015                                         $  100,000        $    95,411
EOP Operating LP, 6.8%, 2009                                                       168,000            173,042
EOP Operating LP, 4.75%, 2014                                                      167,000            157,964
HRPT Properties Trust, REIT, 6.25%, 2016                                           223,000            229,610
ProLogis, REIT, 5.75%, 2016                                                        260,000            260,652
Simon Property Group LP, REIT, 6.35%, 2012                                          88,000             91,978
Simon Property Group LP, REIT, 5.75%, 2015                                          18,000             18,144
Simon Property Group LP, REIT, 6.1%, 2016                                          123,000            126,835
Vornado Realty Trust, REIT, 5.625%, 2007                                           135,000            134,869
                                                                                                  -----------
                                                                                                  $ 1,288,505
                                                                                                  -----------
RESTAURANTS - 0.3%
YUM! Brands, Inc., 8.875%, 2011                                                 $  205,000        $   231,795
                                                                                                  -----------
RETAILERS - 0.8%
Dollar General Corp., 8.625%, 2010                                              $  120,000        $   126,900
Home Depot, Inc., 5.4%, 2016                                                       240,000            238,416
Limited Brands, Inc., 5.25%, 2014                                                  206,000            195,206
                                                                                                  -----------
                                                                                                  $   560,522
                                                                                                  -----------
SUPERMARKETS - 0.4%
Safeway, Inc., 4.95%, 2010                                                      $   68,000        $    66,493
Safeway, Inc., 6.5%, 2011                                                          221,000            228,117
                                                                                                  -----------
                                                                                                  $   294,610
                                                                                                  -----------
SUPRANATIONAL - 0.1%
Corporacion Andina de Fomento, 6.875%, 2012                                     $   61,000        $    64,991
                                                                                                  -----------
TELECOMMUNICATIONS - WIRELESS - 0.4%
Nextel Communications, Inc., 5.95%, 2014                                        $  260,000        $   254,299
                                                                                                  -----------
TOBACCO - 0.5%
Altria Group, Inc., 7%, 2013                                                    $  115,000        $   125,387
Reynolds American, Inc., 7.25%, 2012 (n)                                           197,000            202,632
Reynolds American, Inc., 7.625%, 2016 (n)                                           50,000             51,865
                                                                                                  -----------
                                                                                                  $   379,884
                                                                                                  -----------
TRANSPORTATION - SERVICES - 0.2%
FedEx Corp., 9.65%, 2012                                                        $  110,000        $   132,436
                                                                                                  -----------
U.S. GOVERNMENT AGENCIES - 3.2%
Federal Home Loan Bank, 4.5%, 2007                                              $  980,000        $   975,438
Small Business Administration, 4.34%, 2024                                         195,385            185,802
Small Business Administration, 4.93%, 2024                                         151,782            149,549
Small Business Administration, 4.99%, 2024                                         151,321            149,272
Small Business Administration, 4.625%, 2025                                        317,113            305,578
Small Business Administration, 4.86%, 2025                                         318,961            311,993
Small Business Administration, 5.11%, 2025                                         251,717            249,784
                                                                                                  -----------
                                                                                                  $ 2,327,416
                                                                                                  -----------
U.S. TREASURY OBLIGATIONS - 31.5%
U.S. Treasury Bonds, 6.5%, 2010                                                 $3,814,000        $ 4,035,243
U.S. Treasury Bonds, 6.25%, 2023                                                   177,000            205,500
U.S. Treasury Bonds, 6%, 2026                                                      373,000            426,765
U.S. Treasury Bonds, 5.375%, 2031                                                3,455,000          3,731,669
U.S. Treasury Bonds, 4.5%, 2036                                                  1,081,000          1,035,817
U.S. Treasury Notes, 4.375%, 2007                                                  682,000            679,416
U.S. Treasury Notes, 6.125%, 2007                                                1,235,000          1,246,915
U.S. Treasury Notes, 5.625%, 2008 (f)                                            5,762,000          5,840,553
U.S. Treasury Notes, 3.125%, 2009                                                2,229,000          2,149,592
U.S. Treasury Notes, 4%, 2010                                                    2,453,000          2,405,760
U.S. Treasury Notes, 4%, 2014                                                      237,000            227,881
U.S. Treasury Notes, 4%, 2015                                                      282,000            269,938
U.S. Treasury Notes, 4.125%, 2015                                                  266,000            256,700
U.S. Treasury Notes, 9.875%, 2015                                                   54,000             74,788
U.S. Treasury Notes, TIPS, 2%, 2014                                                317,157            311,099
U.S. Treasury Notes, TIPS, 2%, 2014                                                215,898            211,597
                                                                                                  -----------
                                                                                                  $23,109,233
                                                                                                  -----------
UTILITIES - ELECTRIC POWER - 4.0%
Beaver Valley Funding Corp., 9%, 2017                                           $  206,000        $   232,871
Duke Capital Corp., 8%, 2019                                                       313,000            363,659
Empresa Nacional de Electricidad S.A., 8.35%, 2013                                 158,000            177,275
Enersis S.A., 7.375%, 2014                                                         135,000            143,489
Exelon Generation Co. LLC, 6.95%, 2011                                             165,000            174,915
FirstEnergy Corp., 6.45%, 2011                                                     410,000            427,702
MidAmerican Energy Holdings Co., 6.125%, 2036 (n)                                  190,000            192,053
Northeast Utilities, 8.58%, 2006                                                    19,800             19,825
NorthWestern Corp., 5.875%, 2014                                                     5,000              4,919
NRG Energy, Inc., 7.25%, 2014                                                      150,000            148,875
Progress Energy, Inc., 5.625%, 2016                                                361,000            360,759
PSEG Power LLC, 8.625%, 2031                                                       268,000            347,489
TXU Energy Co., 7%, 2013                                                           225,000            236,220
Waterford 3 Funding Corp., 8.09%, 2017                                              92,650             95,541
                                                                                                  -----------
                                                                                                  $ 2,925,592
                                                                                                  -----------
  TOTAL BONDS                                                                                     $71,018,514
                                                                                                  -----------
SHORT-TERM OBLIGATIONS - 1.9%
Windmill Funding Corp., 5.35%, due 10/02/06 (t)(y)                              $1,417,000        $ 1,416,789
                                                                                                  -----------
  TOTAL INVESTMENTS (k)                                                                           $72,435,303
                                                                                                  -----------
OTHER ASSETS, LESS LIABILITIES - 1.2%                                                                 887,794
                                                                                                  -----------
  NET ASSETS - 100.0%                                                                             $73,323,097
                                                                                                  ===========

MFS Variable Insurance Trust - MFS Research Bond Series 6

(f)   All or a portion of the security has been segregated as collateral for an open futures contract.
(i)   Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k)   As of September 30, 2006, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $68,810,862 and 95.0% of market value. An independent pricing service provided an evaluated bid for 94.84% of the market value.
(n)   Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,384,434 representing 5.98% of net assets.
(t)   Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)   The rate shown represents an annualized yield at time of purchase.
(z)   Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                                       ACQUISITION    ACQUISITION      CURRENT       TOTAL % OF
RESTRICTED SECURITIES                                                      DATE           COST       MARKET VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, 1.1688%, 2036                            9/11/06        $212,975        $212,792
Bayview Commercial Asset Trust, FRN, 0.84%, 2036                         2/28/06          83,603          85,760
Bayview Commercial Asset Trust, FRN, 0.8788%, 2036                       5/16/06          66,277          66,234
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1237%, 2040       3/1/06         250,000         249,999
Capital Trust Realty CDO Ltd., 5.16%, 2035                                4/7/06         134,777         137,506
Cardinal Health, Inc., 5.8%, 2016                                        9/28/06         359,503         359,179
CPS Auto Receivables Trust, 3.52%, 2009                                  2/14/03          11,012          10,857
Falcon Franchise Loan LLC, FRN, 4.1863%, 2025                            1/29/03          66,467          55,297
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045         9/22/06         206,158         205,423
Preferred Term Securities IV Ltd., CDO, FRN, 7.64%, 2031                 9/13/05         101,731         100,500
Preferred Term Securities XIX Ltd., CDO, FRN, 5.74%, 2035                9/8/05          100,000         100,000
Prudential Securities Secured Financing Corp., FRN, 7.4496%, 2013        12/6/04         138,774         132,858
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016                  9/20/06         250,000         251,203
-------------------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                           $1,967,608        2.7%
                                                                                                      =====================

The following abbreviations are used in this report and are defined:

CDO         Collateralized Debt Obligation
FRN         Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT        Real Estate Investment Trust
TBA         To Be Announced
TIPS        Treasury Inflation Protected Security

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS RESEARCH BOND SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                   $72,634,166
                                                                 ===========
Gross unrealized appreciation                                    $   662,015
Gross unrealized depreciation                                       (860,878)
                                                                 -----------
      Net unrealized appreciation (depreciation)                 $  (198,863)
                                                                 ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS
DERIVATIVES

FUTURES CONTRACTS
                                                                           UNREALIZED
                                                           EXPIRATION     APPRECIATION
                                CONTRACTS       VALUE         DATE       (DEPRECIATION)
---------------------------------------------------------------------------------------
U.S. Treasury Bond (Short)          20       $2,248,125    Dec-06           $(31,945)

SWAP AGREEMENTS

                                                                                     UNREALIZED
                  NOTIONAL                     CASH FLOWS        CASH FLOWS         APPRECIATION
EXPIRATION         AMOUNT     COUNTERPARTY     TO RECEIVE          TO PAY          (DEPRECIATION)
-------------------------------------------------------------------------------------------------
CREDIT DEFAULT
3/20/11 USD       128,000     Merrill Lynch        (1)       0.68% (fixed rate)        $(832)
                              International

3/20/11 USD       128,000     Merrill Lynch        (2)       0.43% (fixed rate)         (128)
                              International                                            -----
                                                                                       $(960)
                                                                                       =====

(1) Series to receive notional amount upon a defined credit default event by AutoZone, Inc.,
    5.875%, 10/15/12.
(2) Series to receive notional amount upon a defined credit default event by The New York Times
    Co., 4.61%, 9/26/12.

At September 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/06

MFS(R) RESEARCH SERIES

[graphic omitted]

                                                                       M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS Variable Insurance Trust - MFS Research Series
ISSUER                                                                       SHARES/PAR            VALUE ($)
COMMON STOCKS - 99.6%
AEROSPACE - 2.8%
Lockheed Martin Corp.                                                            40,590         $  3,493,175
United Technologies Corp.                                                        64,480            4,084,808
                                                                                                ------------
                                                                                                $  7,577,983
                                                                                                ------------

ALCOHOLIC BEVERAGES - 0.6%
Diageo PLC                                                                       95,550         $  1,687,319
                                                                                                ------------

APPAREL MANUFACTURERS - 1.5%
NIKE, Inc., "B"                                                                  48,080         $  4,212,770
                                                                                                ------------

BIOTECHNOLOGY - 4.5%
Amgen, Inc. (a)                                                                  78,680         $  5,627,980
Genzyme Corp. (a)                                                                50,100            3,380,247
Millipore Corp. (a)                                                              56,860            3,485,518
                                                                                                ------------
                                                                                                $ 12,493,745
                                                                                                ------------

BROADCASTING - 2.5%
News Corp., "A"                                                                 206,690         $  4,061,458
WPP Group PLC                                                                   223,600            2,770,476
                                                                                                ------------
                                                                                                $  6,831,934
                                                                                                ------------

BROKERAGE & ASSET MANAGERS - 5.9%
Affiliated Managers Group, Inc. (a)(l)                                           18,310         $  1,833,014
Franklin Resources, Inc.                                                         28,190            2,981,093
Goldman Sachs Group, Inc.                                                        23,590            3,990,720
Legg Mason, Inc.                                                                 10,769            1,086,161
Lehman Brothers Holdings, Inc.                                                   50,600            3,737,316
Mellon Financial Corp.                                                           66,910            2,616,181
                                                                                                ------------
                                                                                                $ 16,244,485
                                                                                                ------------

BUSINESS SERVICES - 1.9%
Cognizant Technology Solutions
Corp., "A" (a)                                                                   20,940         $  1,550,816
First Data Corp.                                                                 87,760            3,685,920
                                                                                                ------------
                                                                                                $  5,236,736
                                                                                                ------------

COMPUTER SOFTWARE - 3.6%
Adobe Systems, Inc. (a)                                                         129,400         $  4,846,030
Oracle Corp. (a)                                                                 80,840            1,434,102
Symantec Corp. (a)                                                               73,670            1,567,698
TIBCO Software, Inc. (a)                                                        239,880            2,154,122
                                                                                                ------------
                                                                                                $ 10,001,952
                                                                                                ------------

COMPUTER SOFTWARE - SYSTEMS - 2.1%
Apple Computer, Inc. (a)                                                         42,780         $  3,295,343
Hewlett-Packard Co.                                                              65,420            2,400,260
                                                                                                ------------
                                                                                                $  5,695,603
                                                                                                ------------

CONSUMER GOODS & SERVICES - 2.2%
Alberto-Culver Co.                                                               27,860         $  1,409,437
Avon Products, Inc.                                                              66,290            2,032,451
ITT Educational Services, Inc. (a)                                               22,290            1,477,827
Monster Worldwide, Inc. (a)                                                      33,560            1,214,536
                                                                                                ------------
                                                                                                $  6,134,251
                                                                                                ------------

CONTAINERS - 0.7%
Owens-Illinois, Inc. (a)(l)                                                     122,230         $  1,884,787
                                                                                                ------------

ELECTRICAL EQUIPMENT - 4.2%
Rockwell Automation, Inc.                                                         7,100         $    412,510
Tyco International Ltd.                                                         237,670            6,652,383
W.W. Grainger, Inc.                                                              68,090            4,563,392
                                                                                                ------------
                                                                                                $ 11,628,285
                                                                                                ------------

ELECTRONICS - 5.4%
Applied Materials, Inc.                                                         165,730         $  2,938,393
Intel Corp.                                                                     274,690            5,650,373
Marvell Technology Group Ltd. (a)                                               160,630            3,111,403
SanDisk Corp. (a)                                                                57,040            3,053,922
                                                                                                ------------
                                                                                                $ 14,754,091
                                                                                                ------------

ENERGY - INDEPENDENT - 2.9%
Apache Corp.                                                                     29,540         $  1,866,928
CONSOL Energy, Inc.                                                              17,810              565,111
Devon Energy Corp.                                                               64,060            4,045,389
EOG Resources, Inc.                                                              21,120            1,373,856
                                                                                                ------------
                                                                                                $  7,851,284
                                                                                                ------------

ENERGY - INTEGRATED - 3.1%
Exxon Mobil Corp.                                                                58,380         $  3,917,298
Hess Corp.                                                                      110,190            4,564,070
                                                                                                ------------
                                                                                                $  8,481,368
                                                                                                ------------

FOOD & BEVERAGES - 2.0%
Nestle S.A                                                                        4,936         $  1,720,920
PepsiCo, Inc.                                                                    59,700            3,896,022
                                                                                                ------------
                                                                                                $  5,616,942
                                                                                                ------------

GAMING & LODGING - 1.7%
Hilton Hotels Corp.                                                              80,120         $  2,231,342
International Game Technology                                                    56,090            2,327,735
                                                                                                ------------
                                                                                                $  4,559,077
                                                                                                ------------

GENERAL MERCHANDISE - 1.7%
Federated Department Stores, Inc.                                                74,830         $  3,233,404
Kohl's Corp. (a)                                                                 22,650            1,470,438
                                                                                                ------------
                                                                                                $  4,703,842
                                                                                                ------------

INSURANCE - 7.0%
Ace Ltd.                                                                         46,620         $  2,551,513
AFLAC, Inc.                                                                      30,030            1,374,173
Chubb Corp.                                                                      58,830            3,056,807
Endurance Specialty Holdings Ltd.                                                32,970            1,162,522
Genworth Financial, Inc., "A"                                                   133,910            4,688,189
MetLife, Inc.                                                                    80,410            4,557,639
PartnerRe Ltd.                                                                   27,360            1,848,715
                                                                                                ------------
                                                                                                $ 19,239,558
                                                                                                ------------

INTERNET - 1.3%
Google, Inc., "A" (a)                                                             8,840         $  3,552,796
                                                                                                ------------

LEISURE & TOYS - 1.4%
Electronic Arts, Inc. (a)                                                        68,750         $  3,828,000
                                                                                                ------------

MACHINERY & TOOLS - 2.2%
Deere & Co.                                                                      55,020         $  4,616,728
Precision Castparts Corp.                                                        23,080            1,457,733
                                                                                                ------------
                                                                                                $  6,074,461
                                                                                                ------------

MAJOR BANKS - 6.3%
Bank of America Corp.                                                            78,360         $  4,197,745
Bank of New York Co., Inc.                                                      151,110            5,328,139
JPMorgan Chase & Co.                                                             98,760            4,637,770
PNC Financial Services Group, Inc.                                               43,990            3,186,636
                                                                                                ------------
                                                                                                $ 17,350,290
                                                                                                ------------

MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.5%
DaVita, Inc. (a)                                                                 23,470         $  1,358,209
                                                                                                ------------

MEDICAL EQUIPMENT - 1.0%
Boston Scientific Corp. (a)                                                     188,530         $  2,788,359
                                                                                                ------------

METALS & MINING - 1.1%
BHP Billiton PLC                                                                178,650         $  3,082,894
                                                                                                ------------

NATURAL GAS -PIPELINE - 1.6%
Williams Cos., Inc.                                                             187,770         $  4,482,070
                                                                                                ------------

NETWORK & TELECOM - 1.4%
Cisco Systems, Inc. (a)                                                         163,370         $  3,757,510
                                                                                                ------------

OIL SERVICES - 2.9%
GlobalSantaFe Corp.                                                              75,558         $  3,777,144
Transocean, Inc. (a)                                                             58,500            4,283,955
                                                                                                ------------
                                                                                                $  8,061,099
                                                                                                ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 3.1%
American Express Co.                                                             96,280         $  5,399,382
SLM Corp.                                                                        62,530            3,250,309
                                                                                                ------------
                                                                                                $  8,649,691
                                                                                                ------------

PHARMACEUTICALS - 6.4%
Eli Lilly & Co.                                                                  80,640         $  4,596,480
Endo Pharmaceuticals Holdings, Inc. (a)                                         101,380            3,299,919
Johnson & Johnson                                                                88,790            5,766,023
Wyeth                                                                            77,590            3,944,676
                                                                                                ------------
                                                                                                $ 17,607,098
                                                                                                ------------

RAILROAD & SHIPPING - 0.7%
Burlington Northern Santa Fe Corp.                                               26,240         $  1,927,066
                                                                                                ------------

REAL ESTATE - 0.2%
Global Signal, Inc., REIT                                                        11,790         $    596,338
                                                                                                ------------

RESTAURANTS - 0.5%
YUM! Brands, Inc.                                                                27,010         $  1,405,870
                                                                                                ------------

SPECIALTY CHEMICALS - 1.6%
Praxair, Inc.                                                                    74,290         $  4,394,996
                                                                                                ------------

SPECIALTY STORES - 0.6%
Chico's FAS, Inc. (a)(l)                                                         79,880         $  1,719,816
                                                                                                ------------

TELECOMMUNICATIONS - WIRELESS - 1.1%
Dobson Communications Corp. (a)                                                 136,450         $    957,879
Rogers Communications, Inc., "B"                                                 35,340            1,934,793
                                                                                                ------------
                                                                                                $  2,892,672
                                                                                                ------------

TELEPHONE SERVICES - 3.0%
American Tower Corp., "A" (a)                                                    30,060         $  1,097,190
AT&T, Inc.                                                                       94,950            3,091,572
TELUS Corp. (non-voting shares)                                                  74,630            4,179,307
                                                                                                ------------
                                                                                                $  8,368,069
                                                                                                ------------

TOBACCO - 3.5%
Altria Group, Inc.                                                              125,230         $  9,586,357
                                                                                                ------------

TRUCKING - 0.7%
FedEx Corp.                                                                      17,390         $  1,889,945
                                                                                                ------------

UTILITIES - ELECTRIC POWER - 2.2%
FPL Group, Inc.                                                                  61,330         $  2,759,850
NRG Energy, Inc. (a)                                                             71,060            3,219,018
                                                                                                ------------
                                                                                                $  5,978,868
                                                                                                ------------

    TOTAL COMMON STOCKS                                                                         $274,188,486
                                                                                                ------------

COLLATERAL FOR SECURITIES LOANED - 0.8%
Navigator Securities Lending
Prime Portfolio, at Net Asset Value                                           2,195,156         $  2,195,156
                                                                                                ------------

    TOTAL INVESTMENTS                                                                           $276,383,642
                                                                                                ------------

OTHER ASSETS, LESS LIABILITIES - (0.4)%                                                           (1,003,420)
                                                                                                ------------

    NET ASSETS - 100.0%                                                                         $275,380,222
                                                                                                ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviation is used in this report and is defined:

REIT               Real Estate Investment Trust

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS RESEARCH SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $259,439,083
                                                                   ============
Gross unrealized appreciation                                      $ 24,996,881
Gross unrealized depreciation                                        (8,052,322)
                                                                   ------------
      Net unrealized appreciation (depreciation)                   $ 16,944,559
                                                                   ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS([R]) Variable Insurance Trust


QUARTERLY PORTFOLIO HOLDINGS 09/30/06


MFS([R]) Investors Trust Series

[graphic omitted]

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)

MFS Variable Insurance Trust - MFS Investors Trust Series

ISSUER                                                                       SHARES/PAR            VALUE ($)

COMMON STOCKS - 97.8%
AEROSPACE - 3.6%
Lockheed Martin Corp.                                                           180,460         $ 15,530,386
United Technologies Corp.                                                       249,420           15,800,757
                                                                                                ------------
                                                                                                $ 31,331,143
                                                                                                ------------
ALCOHOLIC BEVERAGES - 1.2%
Diageo PLC                                                                      578,010         $ 10,207,087
                                                                                                ------------
APPAREL MANUFACTURERS - 1.1%
NIKE, Inc., "B"                                                                 108,670         $  9,521,665
                                                                                                ------------
BIOTECHNOLOGY - 3.9%
Amgen, Inc. (a)                                                                 255,810         $ 18,298,089
Genzyme Corp. (a)                                                               123,070            8,303,533
Gilead Sciences, Inc. (a)(l)                                                    102,280            7,026,636
                                                                                                ------------
                                                                                                $ 33,628,258
                                                                                                ------------
BROADCASTING - 2.3%
News Corp., "A"                                                                 267,830         $  5,262,860
Viacom, Inc., "B" (a)                                                           135,275            5,029,525
Walt Disney Co.                                                                 298,470            9,225,708
                                                                                                ------------
                                                                                                $ 19,518,093
                                                                                                ------------
BROKERAGE & ASSET MANAGERS - 4.7%
Charles Schwab Corp.                                                            343,820         $  6,154,378
Franklin Resources, Inc.                                                         75,690            8,004,218
Goldman Sachs Group, Inc.                                                        63,470           10,737,220
Legg Mason, Inc.                                                                 61,100            6,162,546
Lehman Brothers Holdings, Inc.                                                  122,060            9,015,352
                                                                                                ------------
                                                                                                $ 40,073,714
                                                                                                ------------
BUSINESS SERVICES - 3.1%
Accenture Ltd., "A"                                                             179,310         $  5,685,920
Amdocs Ltd. (a)                                                                 220,070            8,714,772
CheckFree Corp. (a)                                                             103,170            4,262,984
First Data Corp.                                                                180,700            7,589,400
                                                                                                ------------
                                                                                                $ 26,253,076
                                                                                                ------------
CHEMICALS - 2.8%
3M Co.                                                                          109,090         $  8,118,478
Monsanto Co.                                                                    183,210            8,612,702
Rohm & Haas Co.                                                                 151,970            7,195,780
                                                                                                ------------
                                                                                                $ 23,926,960
                                                                                                ------------
COMPUTER SOFTWARE - 2.7%
Adobe Systems, Inc. (a)                                                         255,340         $  9,562,483
Oracle Corp. (a)                                                                769,750           13,655,365
                                                                                                ------------
                                                                                                $ 23,217,848
                                                                                                ------------
COMPUTER SOFTWARE - SYSTEMS - 1.8%
Apple Computer, Inc. (a)                                                        128,850         $  9,925,316
Dell, Inc. (a)                                                                  247,720            5,657,925
                                                                                                ------------
                                                                                                $ 15,583,241
                                                                                                ------------
CONSUMER GOODS & SERVICES - 5.3%
Colgate-Palmolive Co.                                                           149,800         $  9,302,580
Procter & Gamble Co.                                                            272,280           16,875,914
Reckitt Benckiser PLC                                                           462,720           19,174,342
                                                                                                ------------
                                                                                                $ 45,352,836
                                                                                                ------------
ELECTRICAL EQUIPMENT - 1.0%
Rockwell Automation, Inc.                                                        16,300         $    947,030
Tyco International Ltd.                                                         261,110            7,308,469
                                                                                                $  8,255,499
                                                                                                ------------
ELECTRONICS - 4.2%
Intel Corp.                                                                     558,670         $ 11,491,842
Marvell Technology Group Ltd. (a)                                               334,540            6,480,040
Samsung Electronics Co. Ltd., GDR                                                31,293           10,983,843
SanDisk Corp. (a)(l)                                                            124,670            6,674,832
                                                                                                $ 35,630,557
                                                                                                ------------
ENERGY - INDEPENDENT - 1.2%
EOG Resources, Inc.                                                             153,900         $ 10,011,195
                                                                                                ------------
ENERGY - INTEGRATED - 4.6%
Exxon Mobil Corp.                                                               421,940         $ 28,312,174
Hess Corp.                                                                      259,220           10,736,892
                                                                                                ------------
                                                                                                $ 39,049,066
                                                                                                ------------
FOOD & BEVERAGES - 3.6%
Coca-Cola Co.                                                                   216,830         $  9,687,964
Nestle S.A                                                                       34,457           12,013,316
PepsiCo, Inc.                                                                   138,701            9,051,627
                                                                                                ------------
                                                                                                $ 30,752,907
                                                                                                ------------
GAMING & LODGING - 2.0%
Carnival Corp.                                                                  171,360         $  8,059,061
International Game Technology                                                   126,980            5,269,670
Ladbrokes PLC                                                                   578,672            4,213,147
                                                                                                ------------
                                                                                                $ 17,541,878
                                                                                                ------------
GENERAL MERCHANDISE - 2.3%
Federated Department Stores, Inc.                                               130,550         $  5,641,066
Kohl's Corp. (a)                                                                 60,400            3,921,168
Target Corp.                                                                    188,740           10,427,885
                                                                                                ------------
                                                                                                $ 19,990,119
                                                                                                ------------
INSURANCE - 7.2%
Ace Ltd.                                                                        134,790         $  7,377,057
American International Group, Inc.                                              393,918           26,101,007
Genworth Financial, Inc., "A"                                                   280,480            9,819,605
MetLife, Inc.                                                                   208,860           11,838,185
St. Paul Travelers Cos., Inc.                                                   137,640            6,453,940
                                                                                                ------------
                                                                                                $ 61,589,794
                                                                                                ------------
INTERNET - 0.6%
Yahoo!, Inc. (a)                                                                199,430         $  5,041,590
                                                                                                ------------
LEISURE & TOYS - 1.0%
Electronic Arts, Inc. (a)                                                       160,770         $  8,951,674
                                                                                                ------------
MAJOR BANKS - 6.5%
Bank of America Corp.                                                           358,240         $ 19,190,917
Bank of New York Co., Inc.                                                      308,590           10,880,883
JPMorgan Chase & Co.                                                            359,090           16,862,866
Wells Fargo & Co.                                                               240,840            8,713,591
                                                                                                ------------
                                                                                                $ 55,648,257
                                                                                                ------------
MEDICAL EQUIPMENT - 2.8%
Boston Scientific Corp. (a)                                                     227,160         $  3,359,696
Medtronic, Inc.                                                                 209,720            9,739,397
Zimmer Holdings, Inc. (a)                                                       157,050           10,600,875
                                                                                                ------------
                                                                                                $ 23,699,968
                                                                                                ------------
NETWORK & TELECOM - 2.1%
Cisco Systems, Inc. (a)                                                         778,082         $ 17,895,886
                                                                                                ------------
OIL SERVICES - 3.3%
GlobalSantaFe Corp.                                                             180,900         $  9,043,191
Noble Corp.                                                                     157,900           10,134,022
Transocean, Inc. (a)                                                            122,710            8,986,053
                                                                                                ------------
                                                                                                $ 28,163,266
                                                                                                ------------

OTHER BANKS & DIVERSIFIED FINANCIALS - 2.8%
American Express Co.                                                            207,420         $ 11,632,114
SLM Corp.                                                                       240,750           12,514,185
                                                                                                ------------
                                                                                                $ 24,146,299
                                                                                                ------------
PERSONAL COMPUTERS & PERIPHERALS - 2.0%
EMC Corp. (a)                                                                 1,433,130         $ 17,168,897
                                                                                                ------------
PHARMACEUTICALS - 9.7%
Abbott Laboratories                                                             297,050         $ 14,424,748
Eli Lilly & Co.                                                                 202,020           11,515,140
Johnson & Johnson                                                               427,896           27,787,566
Roche Holding AG                                                                 69,430           12,003,331
Teva Pharmaceutical Industries Ltd.,
ADR                                                                             107,640            3,669,448
Wyeth                                                                           264,750           13,459,890
                                                                                                ------------
                                                                                                $ 82,860,123
                                                                                                ------------
SPECIALTY CHEMICALS - 1.1%
Praxair, Inc.                                                                   157,230         $  9,301,727
                                                                                                ------------
SPECIALTY STORES - 1.9%
Chico's FAS, Inc. (a)(l)                                                        253,090         $  5,449,028
Staples, Inc.                                                                   465,855           11,334,252
                                                                                                ------------
                                                                                                $ 16,783,280
                                                                                                ------------
TELEPHONE SERVICES - 0.9%
Embarq Corp.                                                                     24,675         $  1,193,530
TELUS Corp.                                                                     120,210            6,764,064
                                                                                                ------------
                                                                                                $  7,957,594
                                                                                                ------------
TOBACCO - 2.2%
Altria Group, Inc.                                                              247,860         $ 18,973,683
                                                                                                ------------
TRUCKING - 0.8%
FedEx Corp.                                                                      60,090         $  6,530,581
                                                                                                ------------
UTILITIES - ELECTRIC POWER - 1.5%
Entergy Corp.                                                                    38,310         $  2,996,991
Exelon Corp.                                                                    117,980            7,142,509
FPL Group, Inc.                                                                  57,430            2,584,350
                                                                                                ------------
                                                                                                $ 12,723,850
                                                                                                ------------
TOTAL COMMON STOCKS                                                                             $837,281,611
                                                                                                ------------

SHORT-TERM OBLIGATIONS -- 1.5%
General Electric Capital Corp.,
5.36%, due 10/02/06 (y)                                                    $ 13,077,000         $ 13,075,053
                                                                                                ------------
COLLATERAL FOR SECURITIES LOANED - 1.2%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                                10,065,025         $ 10,065,025
                                                                                                ------------
TOTAL INVESTMENTS                                                                               $860,421,689
                                                                                                ------------
OTHER ASSETS, LESS LIABILITIES - (0.5)%                                                           (4,691,452)
                                                                                                ------------
NET ASSETS - 100.0%                                                                             $855,730,237
                                                                                                ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR      American Depository Receipt
GDR      Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS INVESTORS TRUST SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:


Aggregate Cost                                                $  778,555,998
                                                              ==============
Gross unrealized appreciation                                 $  105,174,703
Gross unrealized depreciation                                    (23,309,012)
                                                              --------------
      Net unrealized appreciation (depreciation)              $   81,865,691
                                                              ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/06

MFS(R) Capital Opportunities Series

[graphic omitted]


                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

----------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
----------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust - MFS Capital Opportunities Series

ISSUER                                                                    SHARES/PAR           VALUE ($)

COMMON STOCKS - 96.7%

AEROSPACE - 1.4%
United Technologies Corp.                                                    31,590           $  2,001,222
                                                                                              ------------
ALCOHOLIC BEVERAGES - 0.5%
Grupo Modelo S.A. de C.V.,"C"                                               151,370           $    657,573
                                                                                              ------------
APPAREL MANUFACTURERS - 1.7%
NIKE, Inc., "B"                                                              27,880           $  2,442,846
                                                                                              ------------
BIOTECHNOLOGY - 5.7%
Amgen, Inc. (a)                                                              44,940           $  3,214,558
Genzyme Corp. (a)                                                            25,021              1,688,167
MedImmune, Inc. (a)                                                          24,270                708,927
Millipore Corp. (a)                                                          40,530              2,484,489
                                                                                              ------------
                                                                                              $  8,096,141
                                                                                              ------------
BROADCASTING - 2.1%
Grupo Televisa S.A., ADR                                                     23,060           $    490,256
Viacom, Inc., "B" (a)                                                        68,001              2,528,277
                                                                                              ------------
                                                                                              $  3,018,533
                                                                                              ------------
BROKERAGE & ASSET MANAGERS - 2.9%
Affiliated Managers Group, Inc. (a)(l)                                       16,190           $  1,620,781
EFG International (a)                                                        18,400                604,726
Franklin Resources, Inc.                                                     17,010              1,798,808
                                                                                              ------------
                                                                                              $  4,024,315
                                                                                              ------------
BUSINESS SERVICES - 5.1%
First Data Corp.                                                             50,410           $  2,117,220
First Data Corp. (a)                                                         46,900              1,078,231
Getty Images, Inc. (a)(l)                                                    45,540              2,262,427
Global Payments, Inc.                                                        40,240              1,770,962
                                                                                              ------------
                                                                                              $  7,228,840
                                                                                              ------------
CHEMICALS - 1.3%
Bayer AG                                                                     35,940           $  1,832,425
                                                                                              ------------
COMPUTER SOFTWARE - 3.0%
Adobe Systems, Inc. (a)                                                      26,480           $    991,676
Oracle Corp. (a)                                                             79,263              1,406,126
Symantec Corp. (a)                                                           85,150              1,811,992
                                                                                              ------------
                                                                                              $  4,209,794
                                                                                              ------------
COMPUTER SOFTWARE - SYSTEMS - 2.7%
Dell, Inc. (a)                                                              132,920           $  3,035,893
MICROS Systems, Inc. (a)                                                     15,029                735,219
                                                                                              ------------
                                                                                              $  3,771,112
                                                                                              ------------
CONSTRUCTION - 0.4%
CEMEX S.A. de C.V., ADR (a)                                                  19,180           $    576,934
                                                                                              ------------
CONSUMER GOODS & SERVICES - 4.5%
eBay, Inc. (a)                                                               85,590           $  2,427,332
Estee Lauder Cos., Inc., "A"                                                 38,120              1,537,380
ITT Educational Services, Inc. (a)(l)                                        14,840                983,892
Kimberly-Clark de Mexico S.A. de
C.V., "A"                                                                   138,320                557,413
Strayer Education, Inc. (l)                                                   8,360                904,636
                                                                                              ------------
                                                                                              $  6,410,653
                                                                                              ------------
CONTAINERS - 1.9%
Owens-Illinois, Inc. (a)(l)                                                 172,900           $  2,666,118
                                                                                              ------------

ELECTRICAL EQUIPMENT - 3.2%
Tyco International Ltd.                                                     158,921           $  4,448,199
                                                                                              ------------
ELECTRONICS - 2.2%
Intel Corp.                                                                 150,840           $  3,102,779
                                                                                              ------------
ENERGY - INTEGRATED - 5.0%
Exxon Mobil Corp.                                                            69,860           $  4,687,606
Hess Corp. (l)                                                               55,600              2,302,952
                                                                                              ------------
                                                                                              $  6,990,558
                                                                                              ------------
FOOD & BEVERAGES - 3.1%
Nestle S.A                                                                   12,594           $  4,390,855
                                                                                              ------------
INSURANCE - 4.0%
Berkshire Hathaway, Inc., "B" (a)                                               830           $  2,634,420
St. Paul Travelers Cos., Inc.                                                63,690              2,986,424
                                                                                              ------------
                                                                                              $  5,620,844
                                                                                              ------------
INTERNET - 1.4%
Yahoo!, Inc. (a)                                                             78,340           $  1,980,435
                                                                                              ------------
MAJOR BANKS - 4.4%
Bank of America Corp.                                                        41,036           $  2,198,299
JPMorgan Chase & Co.                                                         58,780              2,760,309
PNC Financial Services Group, Inc.                                           16,360              1,185,118
                                                                                              ------------
                                                                                              $  6,143,726
                                                                                              ------------
MEDICAL EQUIPMENT - 5.1%
Advanced Medical Optics, Inc. (a)(l)                                         61,690           $  2,439,840
Medtronic, Inc.                                                              55,240              2,565,346
St. Jude Medical, Inc. (a)                                                   19,730                696,272
Ventana Medical Systems, Inc. (a)(l)                                         15,020                613,267
Zimmer Holdings, Inc. (a)                                                    12,620                851,850
                                                                                              ------------
                                                                                              $  7,166,575
                                                                                              ------------
METALS & MINING - 1.3%
BHP Billiton Ltd., ADR                                                       49,580           $  1,878,090
                                                                                              ------------
NETWORK & TELECOM - 5.9%
Cisco Systems, Inc. (a)                                                     137,440           $  3,161,120
Juniper Networks, Inc. (a)                                                  123,670              2,137,018
NICE Systems Ltd., ADR (a)                                                   84,570              2,340,052
TomTom N.V. (a)                                                              17,820                749,679
                                                                                              ------------
                                                                                              $  8,387,869
                                                                                              ------------
OIL SERVICES - 3.0%
GlobalSantaFe Corp.                                                          39,295           $  1,964,357
National-Oilwell Varco, Inc. (a)                                             11,780                689,719
Noble Corp.                                                                  24,800              1,591,664
                                                                                              ------------
                                                                                              $  4,245,740
                                                                                              ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.2%
American Express Co.                                                         36,330           $  2,037,386
Commerce Bancorp, Inc. (l)                                                   58,090              2,132,484
Investors Financial Services Corp. (l)                                       33,230              1,431,548
New York Community Bancorp, Inc. (l)                                         95,680              1,567,238
SLM Corp.                                                                    30,710              1,596,306
                                                                                              ------------
                                                                                              $  8,764,962
                                                                                              ------------
PHARMACEUTICALS - 7.1%
Eli Lilly & Co.                                                              12,840           $    731,880
Endo Pharmaceuticals Holdings, Inc. (a)                                      22,360                727,818
Johnson & Johnson                                                            69,340              4,502,940
Wyeth                                                                        79,683              4,051,084
                                                                                              ------------
                                                                                              $ 10,013,722
                                                                                              ------------
SPECIALTY CHEMICALS - 1.1%
Praxair, Inc.                                                                25,240           $  1,493,198
                                                                                              ------------
SPECIALTY STORES - 5.8%
Advance Auto Parts, Inc.                                                     69,430           $  2,287,024
CarMax, Inc. (a)(l)                                                          44,700              1,864,437
PetSmart, Inc.                                                               75,580              2,097,345
Urban Outfitters, Inc. (a)(l)                                               106,900              1,891,061
                                                                                              ------------
                                                                                              $  8,139,867
                                                                                              ------------
TOBACCO - 2.2%
Altria Group, Inc.                                                           40,650           $  3,111,758
                                                                                              ------------
UTILITIES - ELECTRIC POWER - 2.5%
Constellation Energy Group, Inc.                                             27,310           $  1,616,752
NRG Energy, Inc. (a)(l)                                                      42,600              1,929,780
                                                                                              ------------
                                                                                              $  3,546,532
                                                                                              ------------
    TOTAL COMMON STOCKS                                                                       $136,362,215
                                                                                              ------------

COLLATERAL FOR SECURITIES LOANED - 10.4%

Navigator Securities Lending Prime Portfolio, at Net Asset Value         14,743,596           $ 14,743,596
                                                                                              ------------

REPURCHASE AGREEMENTS - 4.1%
Merrill Lynch & Co., 5.35% , dated
9/29/06, due 10/2/06, total to be
received $5,821,730 (secured by
U.S. Treasury and Federal
Agency obligations and Mortgage
Backed securities in a jointly
traded account)                                                         $ 5,820,000           $  5,820,000
                                                                                              ------------
TOTAL INVESTMENTS                                                                             $156,925,811
                                                                                              ------------
OTHER ASSETS, LESS LIABILITIES - (11.2)%                                                       (15,854,402)
                                                                                              ------------
            NET ASSETS - 100.0%                                                               $141,071,409
                                                                                              ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR   American Depository Receipt


See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS CAPITAL OPPORTUNITIES SERIES SUPPLEMENTAL SCHEDULES (UNAUDITED) SEPTEMBER 30, 2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $154,509,237
                                                                ============
Gross unrealized appreciation                                   $  8,434,206
Gross unrealized depreciation                                     (6,017,632)
                                                                ------------
      Net unrealized appreciation (depreciation)                $  2,416,574
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/06

MFS(R) UTILITIES SERIES

[graphic omitted]


                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)

MFS Variable Insurance Trust - MFS Utilities Series

ISSUER                                                                 SHARES/PAR               VALUE ($)

COMMON STOCKS - 91.3%

BROADCASTING - 4.3%
Citadel Broadcasting Corp. (l)                                            631,600          $    5,937,040
Grupo Televisa S.A., ADR (l)                                            1,231,000              26,171,060
News Corp., "A"                                                           699,800              13,751,070
Time Warner, Inc.                                                          38,600                 703,678
Viacom, Inc., "B" (a)                                                     337,010              12,530,032
                                                                                           --------------
                                                                                           $   59,092,880
                                                                                           --------------
CABLE TV - 0.8%
Comcast Corp., "Special A" (a)(l)                                         307,900          $   11,333,799
                                                                                           --------------
ELECTRICAL EQUIPMENT - 0.0%
Gamesa Corp. Tecnologica S.A.                                              13,000          $      284,911
                                                                                           --------------
ENERGY - INDEPENDENT - 0.9%
CONSOL Energy, Inc.                                                       238,500          $    7,567,605
Devon Energy Corp.                                                         44,400               2,803,860
EOG Resources, Inc.                                                        10,900                 709,045
Southwestern Energy Co. (a)                                                42,200               1,260,514
                                                                                           --------------
                                                                                           $   12,341,024
                                                                                           --------------
ENERGY - INTEGRATED - 0.5%
Chevron Corp.                                                              85,800          $    5,564,988
Hess Corp.                                                                 49,600               2,054,432
                                                                                           --------------
                                                                                           $    7,619,420
                                                                                           --------------
NATURAL GAS - DISTRIBUTION - 5.4%
AGL Resources, Inc.                                                       628,410          $   22,936,965
Equitable Resources, Inc.                                               1,134,300              39,677,814
Gaz de France                                                              36,200               1,441,651
Questar Corp.                                                             129,170              10,562,231
                                                                                           --------------
                                                                                           $   74,618,661
                                                                                           --------------
NATURAL GAS - PIPELINE - 5.6%
El Paso Corp.                                                              98,200          $    1,339,448
Enagas S.A.                                                             1,160,300              28,122,438
Gazprom OAO, ADR                                                            9,200                 398,360
Williams Cos., Inc.                                                     1,979,865              47,259,378
                                                                                           --------------
                                                                                           $   77,119,624
                                                                                           --------------
OIL SERVICES - 3.3%
ENSCO International, Inc. (l)                                             105,500          $    4,624,065
GlobalSantaFe Corp.                                                       420,900              21,040,791
Noble Corp.                                                               184,200              11,821,956
Transocean, Inc. (a)                                                      112,700               8,253,021
                                                                                           --------------
                                                                                           $   45,739,833
                                                                                           --------------
REAL ESTATE - 0.2%
Global Signal, Inc., REIT                                                  44,400          $    2,245,752
                                                                                           --------------
TELECOMMUNICATIONS - WIRELESS - 5.8%
America Movil S.A. de C.V., "L", ADR                                      427,300          $   16,822,801
Dobson Communications Corp. (a)(l)                                      2,198,870              15,436,067
Hutchison Telecommunications
International Ltd. (a)                                                  5,370,000               9,498,386
Rogers Communications, Inc., "B"                                          269,900              14,776,473
Tim Participacoes S.A., ADR                                               477,900              13,309,515
Vimpel-Communications, ADR (a)(l)                                         127,000               7,694,930
Vodafone Group PLC                                                        898,004               2,054,716
                                                                                           --------------
                                                                                           $   79,592,888
                                                                                           --------------
TELEPHONE SERVICES - 14.4%
Alltel Corp.                                                              102,900          $    5,710,950
AT&T, Inc. (l)                                                          1,005,500              32,739,080
Citizens Communications Co.                                               436,700               6,131,268
FastWeb S.p.A. (a)                                                        149,217               6,765,756
France Telecom S.A.                                                       716,470              16,447,450
Singapore Telecommunications Ltd.                                       6,884,000              10,575,100
Telecom Argentina S.A., ADR (a)(l)                                        518,600               7,130,750
Telefonica S.A.                                                           761,900              13,209,564
Telenor A.S.A.                                                          1,415,400              18,466,220
TELUS Corp. (non-voting shares)                                           712,060              39,875,615
Verizon Communications, Inc.                                              322,400              11,970,712
Windstream Corp.                                                        2,265,008              29,875,456
                                                                                           --------------
                                                                                           $  198,897,921
                                                                                           --------------
UTILITIES - ELECTRIC POWER - 50.1%
AES Corp. (a)                                                             927,200          $   18,905,608
AES Tiete S.A., IPS                                                   373,284,900               9,888,911
Ameren Corp. (l)                                                          228,300              12,051,957
American Electric Power Co., Inc.                                         517,200              18,810,564
British Energy Group PLC (a)                                              309,500               3,362,695
Centerpoint Energy, Inc. (l)                                              618,000               8,849,760
CEZ AS                                                                    277,900               9,837,003
CMS Energy Corp. (a)(l)                                                 1,914,100              27,639,604
Constellation Energy Group, Inc.                                          490,850              29,058,320
CPFL Energia S.A., ADR (l)                                                267,880              10,294,628
DPL, Inc. (l)                                                             186,000               5,044,320
Duke Energy Corp.                                                       1,196,500              36,134,300
E.ON AG                                                                   285,100              33,801,650
Edison International                                                    1,217,200              50,684,208
Eletropaulo Metropolitana S.A., IPS (a)                               189,450,000               7,563,162
Enel S.p.A.                                                             1,358,970              12,401,170
Enersis S.A., ADR                                                         729,700               9,632,040
Entergy Corp.                                                              25,860               2,023,028
Entergy Corp.                                                             667,920              36,348,206
Equatorial Energia S.A., IEU (a)                                          187,700               1,379,320
Exelon Corp. (l)                                                          445,000              26,940,300
FirstEnergy Corp.                                                         698,500              39,018,210
Fortum Corp.                                                              156,900               4,180,911
FPL Group, Inc.                                                         1,296,000              58,320,000
International Power PLC                                                 3,859,600              22,610,555
Mirant Corp. (a)(l)                                                       895,300              24,450,643
NRG Energy, Inc. (a)(l)                                                 1,409,900              63,868,470
NSTAR                                                                     195,500               6,521,880
Reliant Energy, Inc. (a)                                                  161,600               1,989,296
RWE AG                                                                    263,800              24,340,516
Scottish & Southern Energy PLC                                            110,800               2,733,252
Scottish Power PLC                                                        388,826               4,741,266
SUEZ S.A.                                                                 208,211               9,158,086
Tractebel Energia S.A.                                                    270,040               2,189,682
TXU Corp.                                                                 710,120              44,396,702
Veolia Environment                                                        121,060               7,310,058
Xcel Energy, Inc. (l)                                                     233,000               4,811,450
                                                                                           --------------
                                                                                           $  691,291,731
                                                                                           --------------
    TOTAL COMMON STOCKS                                                                    $1,260,178,444
                                                                                           --------------
BONDS - 0.7%
ASSET BACKED & SECURITIZED - 0.0%
Falcon Franchise Loan LLC, FRN, 3.4002%, 2023 (i)(n)                 $    577,207          $       63,591
                                                                                           --------------
UTILITIES - ELECTRIC POWER - 0.7%
Beaver Valley Funding Corp., 9%, 2017                                $    737,000          $      833,134
Empresa Nacional de Electricidad S.A., 8.35%, 2013                      3,228,000               3,621,787
TXU Eastern Funding Co., 6.75%, 2009 (d)                                   16,000                     960
TXU Energy Co., 7%, 2013                                                4,555,000               4,782,240
                                                                                           --------------
                                                                                           $    9,238,121
                                                                                           --------------
    TOTAL BONDS                                                                            $    9,301,712
                                                                                           --------------

CONVERTIBLE PREFERRED STOCKS - 1.8%

NATURAL GAS - PIPELINE - 0.6%
El Paso Corp., 4.99% (n)                                                    7,400          $    9,035,400
                                                                                           --------------
UTILITIES - ELECTRIC POWER - 1.2%
NRG Energy, Inc., 5.75%                                                    67,700          $   15,980,585
                                                                                           --------------
TOTAL CONVERTIBLE PREFERRED STOCKS                                                         $   25,015,985
CONVERTIBLE BONDS - 0.1%
CABLE TV - 0.0%
EchoStar Communications Corp., 5.75%, 2008                           $    630,000          $      631,575
                                                                                           --------------
OIL SERVICES - 0.1%
Transocean, Inc., 1.5%, 2021                                         $  1,280,000          $    1,379,200
                                                                                           --------------
TOTAL CONVERTIBLE BONDS                                                                    $    2,010,775
COLLATERAL FOR SECURITIES LOANED - 3.8%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                          53,089,326          $   53,089,326
                                                                                           --------------
REPURCHASE AGREEMENTS - 4.4%
Merrill Lynch & Co., 5.35%, dated 9/29/06, due 10/02/06,
total to be received $60,137,799 (secured by U.S. Treasury
and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account)                              $ 60,111,000          $   60,111,000
                                                                                           --------------
    TOTAL INVESTMENTS(k)                                                                   $1,409,707,242
                                                                                           --------------
OTHER ASSETS, LESS LIABILITIES - (2.1)%                                                       (28,996,879)
                                                                                           --------------
    NET ASSETS - 100.0%                                                                    $1,380,710,363
                                                                                           --------------

(a) Non-income producing security.
(d) Non-income producing security - in default.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2006, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $20,284,296 and 1.44% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(l) All or a portion of this security is on loan.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,098,991 representing 0.7% of net assets.

The following abbreviations are used in this report and are defined:

ADR  American Depository Receipt
FRN  Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU  International Equity Unit
IPS  International Preference Stock
REIT Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S.
dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR Euro
GBP British Pound

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS UTILITIES SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                                         $ 1,253,159,150
                                                                                       ===============
Gross unrealized appreciation                                                          $   166,036,853
Gross unrealized depreciation                                                               (9,488,761)
                                                                                       ---------------
      Net unrealized appreciation (depreciation)                                       $   156,548,092
                                                                                       ===============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                        NET UNREALIZED
             CONTRACTS TO                                              CONTRACTS         APPRECIATION
            DELIVER/RECEIVE   SETTLEMENT DATE     IN EXCHANGE FOR       AT VALUE        (DEPRECIATION)
------------------------------------------------------------------------------------------------------
SALES
-----
EUR           74,420,726     10/04/06-11/30/06        $ 95,838,497      $ 94,507,420     $ 1,331,077
GBP           29,760,220     10/02/06-11/27/06          55,829,931        55,718,581         111,350
                                                      ------------      ------------     -----------
                                                      $151,668,428      $150,226,001     $ 1,442,427
                                                      ============      ============     ===========
PURCHASES
---------
EUR            6,684,513     10/02/06-10/20/06        $  8,491,423      $  8,486,889     $   (4,534)
GBP           18,925,226     10/02/06-11/27/06          35,725,552        35,425,177       (300,375)
                                                      ------------      ------------     -----------
                                                      $ 44,216,975      $ 43,912,066     $ (304,909)
                                                      ============      ============     ==========

At  September 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $12,251 with Goldman Sachs.


At  September 30, 2006, the series had sufficient cash and/or securities to cover any commitments under these derivative contracts.

(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006, are as follows:

--------------------------------------
United States                    64.1%
--------------------------------------
Germany                           4.2%
--------------------------------------
Canada                            4.0%
--------------------------------------
Brazil                            3.2%
--------------------------------------
Mexico                            3.1%
--------------------------------------
Spain                             3.0%
--------------------------------------
United Kingdom                    2.6%
--------------------------------------
France                            2.5%
--------------------------------------
Italy                             1.4%
--------------------------------------
Others                           11.9%
--------------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

MFS(R) Variable Insurance Trust


QUARTERLY PORTFOLIO HOLDINGS 09/30/06

MFS(R) EMERGING GROWTH SERIES

[graphic omitted]

                                                             M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)

MFS Variable Insurance Trust - MFS Emerging Growth Series

ISSUER                                                                                          SHARES/PAR              VALUE ($)

COMMON STOCKS - 96.9%

AEROSPACE - 2.4%
Lockheed Martin Corp.                                                                              101,900           $  8,769,514
United Technologies Corp.                                                                          130,900              8,292,515
                                                                                                                     ------------
                                                                                                                     $ 17,062,029
                                                                                                                     ------------
APPAREL MANUFACTURERS - 0.5%
Coach, Inc. (a)                                                                                     93,900           $  3,230,160
                                                                                                                     ------------
AUTOMOTIVE - 1.0%
Harman International Industries, Inc.                                                               86,810           $  7,243,426
                                                                                                                     ------------
BIOTECHNOLOGY - 6.8%
Actelion Ltd. (a)                                                                                   21,700           $  3,113,014
Amgen, Inc. (a)                                                                                    111,380              7,967,011
Celgene Corp. (a)                                                                                  153,160              6,631,828
Gen-Probe, Inc. (a)                                                                                 13,620                638,642
Genentech, Inc. (a)                                                                                 78,890              6,524,203
Genzyme Corp. (a)                                                                                  152,980             10,321,561
Gilead Sciences, Inc. (a)                                                                           53,400              3,668,580
Millipore Corp. (a)                                                                                144,400              8,851,720
                                                                                                                     ------------
                                                                                                                     $ 47,716,559
                                                                                                                     ------------
BROADCASTING - 2.8%
Grupo Televisa S.A., ADR                                                                           250,160           $  5,318,402
News Corp., "A"                                                                                    721,120             14,170,008
                                                                                                                     ------------
                                                                                                                     $ 19,488,410
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 3.5%
Affiliated Managers Group, Inc. (a)                                                                  7,100           $    710,781
Charles Schwab Corp.                                                                               376,100              6,732,190
Chicago Mercantile Exchange Holdings, Inc.                                                          24,760             11,841,470
EFG International (a)                                                                               17,400                571,860
Evercore Partners, Inc. (a)                                                                         18,860                543,168
Goldman Sachs Group, Inc.                                                                           24,220              4,097,297
                                                                                                                     ------------
                                                                                                                     $ 24,496,766
                                                                                                                     ------------
BUSINESS SERVICES - 6.9%
Amdocs Ltd. (a)                                                                                    205,520           $  8,138,592
CheckFree Corp. (a)                                                                                131,400              5,429,448
Cognizant Technology Solutions Corp., "A" (a)                                                       87,880              6,508,393
Corporate Executive Board Co.                                                                       55,220              4,964,830
Equinix, Inc. (a)(l)                                                                                92,800              5,577,280
First Data Corp.                                                                                   382,760             16,075,920
Global Payments, Inc.                                                                               46,700              2,055,267
                                                                                                                     ------------
                                                                                                                     $ 48,749,730
                                                                                                                     ------------
CHEMICALS - 1.8%
Monsanto Co.                                                                                       267,520           $ 12,576,115
                                                                                                                     ------------
COMPUTER SOFTWARE - 4.8%
Adobe Systems, Inc. (a)                                                                            492,100           $ 18,429,145
Akamai Technologies, Inc. (a)                                                                       21,000              1,049,790
Cognos, Inc. (a)                                                                                    67,700              2,471,050
McAfee, Inc. (a)                                                                                   101,000              2,470,460
Salesforce.com, Inc. (a)                                                                            18,600                667,368
TIBCO Software, Inc. (a)                                                                           934,180              8,388,936
                                                                                                                     ------------
                                                                                                                     $ 33,476,749
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 2.2%
Apple Computer, Inc. (a)                                                                           128,030           $  9,862,151
Hewlett-Packard Co.                                                                                 57,800              2,120,682
MICROS Systems, Inc. (a)                                                                            65,540              3,206,217
                                                                                                                     ------------
                                                                                                                     $ 15,189,050
                                                                                                                     ------------
CONSUMER GOODS & SERVICES - 4.1%
Colgate-Palmolive Co.                                                                              114,120           $  7,086,852
DeVry, Inc. (a)                                                                                    140,650              2,991,625
eBay, Inc. (a)                                                                                     246,600              6,993,576
ITT Educational Services, Inc. (a)                                                                  56,580              3,751,254
Monster Worldwide, Inc. (a)                                                                         73,810              2,671,184
New Oriental Educational & Technology Group, ADR (a)                                                75,070              1,820,448
Strayer Education, Inc. (l)                                                                         31,730              3,433,503
                                                                                                                     ------------
                                                                                                                     $ 28,748,442
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 2.2%
Danaher Corp.                                                                                       28,370           $  1,948,168
Rockwell Automation, Inc.                                                                          210,490             12,229,469
W.W. Grainger, Inc.                                                                                 19,130              1,282,093
                                                                                                                     ------------
                                                                                                                     $ 15,459,730
                                                                                                                     ------------
ELECTRONICS - 6.2%
Applied Materials, Inc.                                                                            118,500           $  2,101,005
Intel Corp.                                                                                        358,250              7,369,202
Linear Technology Corp.                                                                             65,600              2,041,472
Marvell Technology Group Ltd. (a)                                                                  665,670             12,894,028
Nintendo Co. Ltd.                                                                                    8,900              1,834,337
Samsung Electronics Co. Ltd., GDR                                                                   20,369              7,149,519
SanDisk Corp. (a)                                                                                  193,400             10,354,636
                                                                                                                     ------------
                                                                                                                     $ 43,744,199
                                                                                                                     ------------
ENERGY - INDEPENDENT - 0.7%
CONSOL Energy, Inc.                                                                                 69,530           $  2,206,187
Occidental Petroleum Corp.                                                                          61,240              2,946,256
                                                                                                                     ------------
                                                                                                                     $  5,152,443
                                                                                                                     ------------
FOOD & BEVERAGES - 1.2%
PepsiCo, Inc.                                                                                      132,530           $  8,648,908
                                                                                                                     ------------
GAMING & LODGING - 3.2%
Carnival Corp.                                                                                      65,800           $  3,094,574
International Game Technology                                                                      223,930              9,293,095
Las Vegas Sands Corp. (a)                                                                           59,470              4,064,775
Shuffle Master, Inc. (a)(l)                                                                         44,450              1,200,594
Station Casinos, Inc.                                                                               86,460              4,999,982
                                                                                                                     ------------
                                                                                                                     $ 22,653,020
                                                                                                                     ------------
GENERAL MERCHANDISE - 1.8%
Costco Wholesale Corp.                                                                             103,520           $  5,142,874
Family Dollar Stores, Inc.                                                                          96,600              2,824,584
Kohl's Corp. (a)                                                                                    51,900              3,369,348
Wal-Mart de Mexico S.A. de C.V                                                                     305,722              1,041,816
                                                                                                                     ------------
                                                                                                                     $ 12,378,622
                                                                                                                     ------------
INTERNET - 4.2%
Baidu.com, Inc., ADR (a)(l)                                                                         42,860           $  3,751,964
CNET Networks, Inc. (a)(l)                                                                         152,310              1,459,130
Google, Inc., "A" (a)                                                                               35,490             14,263,431
Tencent Holdings Ltd.                                                                              883,000              2,033,337
Yahoo!, Inc. (a)                                                                                   311,540              7,875,731
                                                                                                                     ------------
                                                                                                                     $ 29,383,593
                                                                                                                     ------------
LEISURE & TOYS - 3.2%
Electronic Arts, Inc. (a)                                                                          322,500           $ 17,956,800
THQ, Inc. (a)(l)                                                                                   161,010              4,696,662
                                                                                                                     ------------
                                                                                                                     $ 22,653,462
                                                                                                                     ------------
MACHINERY & TOOLS - 1.3%
Deere & Co.                                                                                         64,530           $  5,414,712
Precision Castparts Corp.                                                                           61,730              3,898,867
                                                                                                                     ------------
                                                                                                                     $  9,313,579
                                                                                                                     ------------
MAJOR BANKS - 1.6%
Bank of New York Co., Inc.                                                                         139,180           $  4,907,487
State Street Corp.                                                                                 100,550              6,274,320
                                                                                                                     ------------
                                                                                                                     $ 11,181,807
                                                                                                                     ------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.0%
Caremark Rx, Inc.                                                                                   85,910           $  4,868,520
McKesson Corp.                                                                                      38,900              2,050,808
                                                                                                                     ------------
                                                                                                                     $  6,919,328
                                                                                                                     ------------
MEDICAL EQUIPMENT - 4.8%
Advanced Medical Optics, Inc. (a)(l)                                                               259,500           $ 10,263,225
Cytyc Corp. (a)                                                                                    457,830             11,207,678
ResMed, Inc. (a)                                                                                    84,710              3,409,578
St. Jude Medical, Inc. (a)                                                                         218,850              7,723,217
Thoratec Corp. (a)                                                                                  82,320              1,285,015
                                                                                                                     ------------
                                                                                                                     $ 33,888,713
                                                                                                                     ------------
METALS & MINING - 0.2%
BHP Billiton Ltd., ADR                                                                              43,400           $  1,643,992
                                                                                                                     ------------
NETWORK & TELECOM - 6.6%
Cisco Systems, Inc. (a)                                                                            624,480           $ 14,363,040
Juniper Networks, Inc. (a)                                                                         425,306              7,349,288
NICE Systems Ltd., ADR (a)                                                                         233,350              6,456,795
Nortel Networks Corp. (a)                                                                        1,745,140              4,013,822
QUALCOMM, Inc.                                                                                     209,910              7,630,229
Research In Motion Ltd. (a)                                                                         60,800              6,241,728
                                                                                                                     ------------
                                                                                                                     $ 46,054,902
                                                                                                                     ------------
OIL SERVICES - 4.0%
GlobalSantaFe Corp.                                                                                229,500           $ 11,472,705
Noble Corp.                                                                                         66,440              4,264,119
Schlumberger Ltd.                                                                                  127,180              7,888,975
Smith International, Inc.                                                                           95,980              3,724,024
Transocean, Inc. (a)                                                                                 9,650                706,669
                                                                                                                     ------------
                                                                                                                     $ 28,056,492
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 2.9%
American Express Co.                                                                               170,630           $  9,568,930
Moody's Corp.                                                                                       39,370              2,574,011
UBS AG                                                                                             140,870              8,355,000
                                                                                                                     ------------
                                                                                                                     $ 20,497,941
                                                                                                                     ------------
PERSONAL COMPUTERS & PERIPHERALS - 0.4%
Network Appliance, Inc. (a)                                                                         75,300           $  2,786,853
                                                                                                                     ------------
PHARMACEUTICALS - 5.1%
Allergan, Inc.                                                                                      80,140           $  9,024,565
Endo Pharmaceuticals Holdings, Inc. (a)                                                             80,500              2,620,275
GlaxoSmithKline PLC                                                                                313,270              8,337,637
Johnson & Johnson                                                                                   82,640              5,366,642
Roche Holding AG                                                                                    61,620             10,653,108
                                                                                                                     ------------
                                                                                                                     $ 36,002,227
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.2%
Playboy Enterprises, Inc.,"B" (a)(l)                                                               118,000           $  1,110,380
                                                                                                                     ------------
RESTAURANTS - 0.5%
Cheesecake Factory, Inc. (a)                                                                        67,400           $  1,832,606
Sonic Corp. (a)                                                                                     31,700                716,737
Texas Roadhouse, Inc., "A" (a)(l)                                                                  104,500              1,283,260
                                                                                                                     ------------
                                                                                                                     $  3,832,603
                                                                                                                     ------------
SPECIALTY STORES - 3.3%
Aeropostale, Inc. (a)                                                                               67,860           $  1,983,548
Best Buy Co., Inc.                                                                                 108,300              5,800,548
Dick's Sporting Goods, Inc. (a)                                                                     23,000              1,046,960
GameStop Corp., "A" (a)(l)                                                                          47,100              2,179,788
Nordstrom, Inc.                                                                                     55,700              2,356,110
Staples, Inc.                                                                                      240,700              5,856,231
Submarino S.A                                                                                      186,870              3,659,053
                                                                                                                     ------------
                                                                                                                     $ 22,882,238
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 1.6%
America Movil S.A. de C.V., "L", ADR                                                               202,540           $  7,974,000
Rogers Communications, Inc., "B"                                                                    59,640              3,265,168
                                                                                                                     ------------
                                                                                                                     $ 11,239,168
                                                                                                                     ------------
TELEPHONE SERVICES - 2.9%
American Tower Corp., "A" (a)                                                                      440,993           $ 16,096,244
Global Crossing Ltd. (a)(l)                                                                         59,600              1,221,800
Level 3 Communications, Inc. (a)(l)                                                                520,210              2,783,124
                                                                                                                     ------------
                                                                                                                     $ 20,101,168
                                                                                                                     ------------
TOBACCO - 0.7%
Altria Group, Inc.                                                                                  63,400           $  4,853,270
                                                                                                                     ------------
TRUCKING - 0.3%
UTi Worldwide, Inc.                                                                                 77,200           $  2,159,284
                                                                                                                     ------------
TOTAL COMMON STOCKS                                                                                                  $680,575,358
                                                                                                                     ------------
REPURCHASE AGREEMENTS - 2.2%
Merrill Lynch & Co., 5.35%, dated 9/29/06 due 10/2/06, total to be received
$15,801,041 (secured by U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in a jointly traded account)                                      $  15,794,000           $ 15,794,000
                                                                                                                     ------------

COLLATERAL FOR SECURITIES LOANED - 4.4%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                                30,870,226           $ 30,870,226
                                                                                                                     ============
    TOTAL INVESTMENTS                                                                                                $727,239,584
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - (3.5)%                                                                               (24,845,552)
                                                                                                                     ------------
    NET ASSETS - 100.0%                                                                                              $702,394,032
                                                                                                                     ------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.

The following abbreviations are used in this report and are defined:

ADR     American Depository Receipt
GDR     Global Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS EMERGING GROWTH SERIES
SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                $688,493,922
                                                              ============
Gross unrealized appreciation                                 $ 62,779,644
Gross unrealized depreciation                                  (24,033,982)
                                                              ------------
      Net unrealized appreciation (depreciation)              $ 38,745,662
                                                              ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/06

MFS(R) GLOBAL EQUITY SERIES

[graphic omitted]


                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)

MFS Variable Insurance Trust - MFS Global Equity Series
ISSUER                                                                   SHARES/PAR           VALUE ($)
COMMON STOCKS - 97.9%

ALCOHOLIC BEVERAGES - 2.8%
Diageo PLC                                                                 49,329          $    871,099
Pernod Ricard S.A. (l)                                                      2,290               476,613
                                                                                           ------------
                                                                                           $  1,347,712
                                                                                           ------------
APPAREL MANUFACTURERS - 3.2%
LVMH Moet Hennessy Louis Vuitton S.A.                                       7,530          $    775,962
NIKE, Inc., "B"                                                             9,060               793,837
                                                                                           ------------
                                                                                           $  1,569,799
                                                                                           ------------
AUTOMOTIVE - 4.2%
Bayerische Motoren Werke AG                                                 9,000          $    482,157
Bridgestone Corp.                                                          16,900               341,306
Harley-Davidson, Inc. (l)                                                  10,250               643,188
Toyota Motor Corp. (l)                                                     11,200               608,866
                                                                                           ------------
                                                                                           $  2,075,517
                                                                                           ------------
BIOTECHNOLOGY - 1.5%
Actelion Ltd. (a)                                                           1,160          $    166,410
Amgen, Inc. (a)                                                             8,240               589,407
                                                                                           ------------
                                                                                           $    755,817
                                                                                           ------------
BROADCASTING - 3.4%
Viacom, Inc., "B" (a)                                                      12,115          $    450,436
Walt Disney Co.                                                            18,360               567,508
WPP Group PLC                                                              50,770               629,057
                                                                                           ------------
                                                                                           $  1,647,001
                                                                                           ------------
BROKERAGE & ASSET MANAGERS - 2.7%
Goldman Sachs Group, Inc.                                                   5,070          $    857,692
Julius Baer Holding Ltd.                                                    4,761               475,510
                                                                                           ------------
                                                                                           $  1,333,202
                                                                                           ------------
BUSINESS SERVICES - 1.3%
Accenture Ltd., "A"                                                        12,840          $    407,156
DST Systems, Inc. (a)                                                       3,930               242,363
                                                                                           ------------
                                                                                           $    649,519
                                                                                           ------------
CHEMICALS - 2.3%
3M Co.                                                                     10,550          $    785,131
Bayer AG                                                                    6,430               327,838
                                                                                           ------------
                                                                                           $  1,112,969
                                                                                           ------------
COMPUTER SOFTWARE - 1.2%
Oracle Corp. (a)                                                           33,680          $    597,483
                                                                                           ------------
COMPUTER SOFTWARE - SYSTEMS - 0.7%
Dell, Inc. (a)                                                             15,530          $    354,705
                                                                                           ------------
CONSUMER GOODS & SERVICES - 8.4%
Alberto-Culver Co.                                                         11,000          $    556,490
Estee Lauder Cos., Inc., "A"                                                8,660               349,258
Henkel KGaA, IPS                                                            2,070               287,899
Kao Corp. (l)                                                              16,000               426,775
L'Oreal S.A. (l)                                                            3,500               355,568
Procter & Gamble Co.                                                        7,659               474,705
Reckitt Benckiser PLC                                                      39,900             1,653,389
                                                                                           ------------
                                                                                           $  4,104,084
                                                                                           ------------
ELECTRICAL EQUIPMENT - 2.9%
Legrand S.A.                                                                7,910          $    219,706
Nitto Denko Corp. (l)                                                       3,700               219,315
Rockwell Automation, Inc.                                                     800                46,480
Schneider Electric S.A. (l)                                                 8,270               922,494
                                                                                           ------------
                                                                                           $  1,407,995
                                                                                           ------------
ELECTRONICS - 6.0%
Canon, Inc.                                                                11,600          $    605,072
Intel Corp.                                                                36,210               744,840
Nintendo Co. Ltd. (l)                                                         500               103,053
OMRON Corp.                                                                 8,700               213,642
Ricoh Co. Ltd.                                                             18,000               358,186
Samsung Electronics Co. Ltd.                                                1,260               884,211
                                                                                           ------------
                                                                                           $  2,909,004
                                                                                           ------------
ENERGY - INTEGRATED - 4.9%
BP PLC                                                                     37,107          $    404,207
Chevron Corp.                                                               9,460               613,576
Exxon Mobil Corp.                                                           8,730               585,783
TOTAL S.A. (l)                                                             12,060               791,552
                                                                                           ------------
                                                                                           $  2,395,118
                                                                                           ------------
FOOD & BEVERAGES - 4.7%
General Mills, Inc.                                                         4,330          $    245,078
Nestle S.A.                                                                 4,840             1,687,450
PepsiCo, Inc.                                                               5,860               382,424
                                                                                           ------------
                                                                                           $  2,314,952
                                                                                           ------------
FOOD & DRUG STORES - 1.4%
Tesco PLC                                                                 103,778          $    699,250
                                                                                           ------------
GAMING & LODGING - 2.4%
Harrah's Entertainment, Inc.                                                3,470          $    230,512
Ladbrokes PLC                                                              50,009               364,101
William Hill PLC                                                           46,430               559,206
                                                                                           ------------
                                                                                           $  1,153,819
                                                                                           ------------
GENERAL MERCHANDISE - 1.3%
Wal-Mart Stores, Inc.                                                      12,760          $    629,323
                                                                                           ------------
INSURANCE - 6.9%
AFLAC, Inc.                                                                 5,980          $    273,645
Assicurazioni Generali S.p.A.                                              14,610               546,631
AXA (l)                                                                    25,260               931,643
Genworth Financial, Inc., "A"                                              14,610               511,496
Lincoln National Corp.                                                      4,130               256,390
QBE Insurance Group Ltd. (l)                                               13,204               241,249
Swiss Reinsurance Co.                                                       7,670               586,957
                                                                                           ------------
                                                                                           $  3,348,011
                                                                                           ------------
MACHINERY & TOOLS - 0.6%
Fanuc Ltd. (l)                                                              3,500          $    273,255
                                                                                           ------------
MAJOR BANKS - 4.7%
Banca Intesa S.p.A.                                                        37,490          $    246,730
Bank of New York Co., Inc.                                                 25,950               914,997
Credit Agricole S.A.                                                       14,350               630,452
Erste Bank der oesterreichischen
Sparkassen AG                                                               3,700               230,412
UniCredito Italiano S.p.A. (l)                                             30,550               253,596
                                                                                           ------------
                                                                                           $  2,276,187
                                                                                           ------------
MEDICAL EQUIPMENT - 4.1%
DENTSPLY International, Inc.                                               10,200          $    307,122
Fisher Scientific International, Inc. (a)                                   7,920               619,661
Medtronic, Inc.                                                            12,870               597,683
Waters Corp. (a)                                                           10,200               461,856
                                                                                           ------------
                                                                                           $  1,986,322
                                                                                           ------------
NATURAL GAS - DISTRIBUTION - 1.0%
Gaz de France                                                               6,100          $    242,930
Tokyo Gas Co. Ltd. (l)                                                     47,000               235,607
                                                                                           ------------
                                                                                           $    478,537
                                                                                           ------------
NETWORK & TELECOM - 0.5%
Ericsson, Inc., "B"                                                        75,640          $    262,309
                                                                                           ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 6.7%
American Express Co.                                                       20,280          $  1,137,302
Banco Bilbao Vizcaya Argentaria S.A. (l)                                   19,030               440,477
Bangkok Bank Public Co. Ltd.                                               71,100               208,199
PT Bank Central Asia Tbk.                                                 347,500               182,150
Shinsei Bank Ltd. (l)                                                      50,000               304,839
UBS AG                                                                     16,343               977,535
                                                                                           ------------
                                                                                           $  3,250,502
                                                                                           ------------
PHARMACEUTICALS - 10.2%
Eli Lilly & Co.                                                            10,700          $    609,900
GlaxoSmithKline PLC                                                        28,820               767,040
Johnson & Johnson                                                          25,070             1,628,046
Roche Holding AG                                                            6,430             1,111,644
Sanofi-Aventis (l)                                                          9,740               867,198
                                                                                           ------------
                                                                                           $  4,983,828
                                                                                           ------------
RAILROAD & SHIPPING - 0.5%
Canadian National Railway Co.                                               5,384          $    225,805
                                                                                           ------------
SPECIALTY CHEMICALS - 3.7%
Asahi Glass Co. Ltd. (l)                                                   18,000          $    222,075
L'Air Liquide S.A., Bearer Shares (l)                                       5,207             1,062,590
Praxair, Inc.                                                               8,670               512,917
                                                                                           ------------
                                                                                           $  1,797,582
                                                                                           ------------
SPECIALTY STORES - 1.3%
Esprit Holdings Ltd.                                                       25,000          $    227,998
NEXT PLC                                                                   11,140               395,319
                                                                                           ------------
                                                                                           $    623,317
                                                                                           ------------
TELECOMMUNICATIONS - WIRELESS - 0.4%
Hutchison Telecommunications
International Ltd. (a)                                                    101,000          $    178,647
                                                                                           ------------
TELEPHONE SERVICES - 0.6%
Singapore Telecommunications Ltd.                                         181,950          $    279,509
                                                                                           ------------
UTILITIES - ELECTRIC POWER - 1.4%
E.ON AG                                                                     5,790          $    686,466
                                                                                           ------------
    TOTAL COMMON STOCKS                                                                    $ 47,707,546
                                                                                           ------------

SHORT-TERM OBLIGATIONS - 1.9%
General Electric Capital Corp.,
5.36%, due 10/02/06 (y)                                              $    894,000          $    893,867
                                                                                           ------------
COLLATERAL FOR SECURITIES LOANED - 13.5%
Navigator Securities Lending Prime
Portfolio, at Net Asset Value                                           6,581,548          $  6,581,548
                                                                                           ------------
    TOTAL INVESTMENTS                                                                      $ 55,182,961
                                                                                           ------------
OTHER ASSETS, LESS LIABILITIES - (13.3)%                                                     (6,456,613)
                                                                                           ------------
    NET ASSETS - 100.0%                                                                    $ 48,726,348
                                                                                           ------------

(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
IPS         International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS GLOBAL EQUITY SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                     $47,690,194
                                                                   ===========
Gross unrealized appreciation                                      $ 8,349,983
Gross unrealized depreciation                                         (857,216)
                                                                   -----------
      Net unrealized appreciation (depreciation)                   $ 7,492,767
                                                                   ===========

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006, are as follows:

--------------------------------
United States              39.2%
--------------------------------
France                     15.0%
--------------------------------
United Kingdom             13.1%
--------------------------------
Switzerland                10.3%
--------------------------------
Japan                       8.1%
--------------------------------
Germany                     3.7%
--------------------------------
Italy                       2.2%
--------------------------------
South Korea                 1.8%
--------------------------------
Spain                       0.9%
--------------------------------
Others                      5.7%
--------------------------------

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/06

MFS(R) TOTAL RETURN SERIES


[graphic omitted]


                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)
MFS Variable Insurance Trust - MFS Total Return Series

ISSUER                                                                          SHARES/PAR          VALUE ($)
COMMON STOCKS - 58.9%
AEROSPACE - 2.0%
Lockheed Martin Corp.                                                               430,730      $   37,068,611
Northrop Grumman Corp.                                                              249,400          16,976,658
United Technologies Corp.                                                           332,540          21,066,409
                                                                                                 --------------
                                                                                                 $   75,111,678
                                                                                                 --------------
ALCOHOLIC BEVERAGES - 0.5%
Diageo PLC                                                                          732,922      $   12,942,681
Molson Coors Brewing Co.                                                             73,960           5,095,844
                                                                                                 --------------
                                                                                                 $   18,038,525
                                                                                                 --------------
APPAREL MANUFACTURERS - 0.4%
Hanesbrands, Inc. (a)                                                                25,263      $      568,670
NIKE, Inc., "B"                                                                     153,080          13,412,870
                                                                                                 --------------
                                                                                                 $   13,981,540
                                                                                                 --------------
AUTOMOTIVE - 0.2%
Johnson Controls, Inc.                                                              109,710      $    7,870,595
                                                                                                 --------------
BIOTECHNOLOGY - 0.6%
Amgen, Inc. (a)                                                                     263,910      $   18,877,482
Millipore Corp. (a)                                                                  30,300           1,857,390
                                                                                                 --------------
                                                                                                 $   20,734,872
                                                                                                 --------------
BROADCASTING - 1.1%
CBS Corp., "B"                                                                      668,765      $   18,839,110
E. W. Scripps Co., "A"                                                              119,700           5,737,221
Time Warner, Inc.                                                                   176,700           3,221,241
Viacom, Inc., "B" (a)                                                               254,260           9,453,387
Walt Disney Co.                                                                      92,600           2,862,266
WPP Group PLC                                                                       155,860           1,931,155
                                                                                                 --------------
                                                                                                 $   42,044,380
                                                                                                 --------------
BROKERAGE & ASSET MANAGERS - 3.3%
Franklin Resources, Inc.                                                            105,220      $   11,127,015
Goldman Sachs Group, Inc.                                                           148,340          25,094,678
KKR Private Equity Investments LP,
IEU (a)                                                                             127,640           2,712,350
Lehman Brothers Holdings, Inc.                                                      215,410          15,910,183
Mellon Financial Corp.                                                            1,182,005          46,216,396
Merrill Lynch & Co., Inc.                                                           159,820          12,501,120
Morgan Stanley                                                                      136,440           9,947,840
                                                                                                 --------------
                                                                                                 $  123,509,582
                                                                                                 --------------
BUSINESS SERVICES - 0.2%
Accenture Ltd., "A"                                                                 287,780      $    9,125,504
                                                                                                 --------------
CHEMICALS - 1.2%
3M Co.                                                                               99,020      $    7,369,068
Dow Chemical Co.                                                                    137,820           5,372,224
Nalco Holding Co. (a)                                                               446,720           8,273,254
PPG Industries, Inc.                                                                232,120          15,570,610
Syngenta AG                                                                          53,620           8,086,627
                                                                                                 --------------
                                                                                                 $   44,671,783
                                                                                                 --------------
COMPUTER SOFTWARE - 1.7%
Compuware Corp. (a)                                                               2,934,730      $   22,861,547
Oracle Corp. (a)                                                                    655,590          11,630,167
Symantec Corp. (a)                                                                1,313,360          27,948,301
                                                                                                 --------------
                                                                                                 $   62,440,015
                                                                                                 --------------
COMPUTER SOFTWARE - SYSTEMS - 0.3%
Hewlett-Packard Co.                                                                 294,740      $   10,814,011
                                                                                                 --------------
CONSTRUCTION - 1.3%
Masco Corp.                                                                       1,594,600      $   43,723,932
Sherwin-Williams Co.                                                                 62,950           3,511,351
                                                                                                 --------------
                                                                                                 $   47,235,283
                                                                                                 --------------
CONSUMER GOODS & SERVICES - 0.6%
Alberto-Culver Co.                                                                  145,730      $    7,372,481
Estee Lauder Cos., Inc., "A"                                                        366,940          14,798,690
                                                                                                 --------------
                                                                                                 $   22,171,171
                                                                                                 --------------
CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)                                                          1,755,950      $   27,076,749
Smurfit-Stone Container Corp. (a)                                                   128,370           1,437,744
                                                                                                 --------------
                                                                                                 $   28,514,493
                                                                                                 --------------
ELECTRICAL EQUIPMENT - 2.3%
Cooper Industries Ltd., "A"                                                          52,660      $    4,487,685
General Electric Co.                                                                665,310          23,485,443
Rockwell Automation, Inc.                                                            83,700           4,862,970
Tyco International Ltd.                                                           1,589,990          44,503,820
W.W. Grainger, Inc.                                                                 130,800           8,766,216
                                                                                                 --------------
                                                                                                 $   86,106,134
                                                                                                 --------------
ELECTRONICS - 0.4%
Analog Devices, Inc.                                                                 73,900      $    2,171,921
Applied Materials, Inc.                                                              80,200           1,421,946
Intel Corp.                                                                         650,310          13,376,877
                                                                                                 --------------
                                                                                                 $   16,970,744
                                                                                                 --------------
ENERGY - INDEPENDENT - 1.9%
Apache Corp.                                                                        478,190      $   30,221,608
Devon Energy Corp.                                                                  573,620          36,224,103
EOG Resources, Inc.                                                                  74,310           4,833,866
                                                                                                 --------------
                                                                                                 $   71,279,577
                                                                                                 --------------
ENERGY - INTEGRATED - 3.5%
BP PLC, ADR                                                                          89,740      $    5,885,149
Chevron Corp.                                                                       198,130          12,850,712
ConocoPhillips                                                                      224,360          13,356,151
Exxon Mobil Corp.                                                                   789,452          52,972,229
Hess Corp.                                                                          498,160          20,633,787
TOTAL S.A., ADR                                                                     369,010          24,332,519
                                                                                                 --------------
                                                                                                 $  130,030,547
                                                                                                 --------------
FOOD & BEVERAGES - 1.5%
Coca-Cola Co.                                                                       158,350      $    7,075,078
General Mills, Inc.                                                                  64,830           3,669,378
Kellogg Co.                                                                         299,860          14,849,067
Nestle S.A.                                                                          35,304          12,308,619
PepsiCo, Inc.                                                                       148,340           9,680,668
Sara Lee Corp.                                                                      202,110           3,247,908
Tyson Foods, Inc., "A"                                                              267,600           4,249,488
                                                                                                 --------------
                                                                                                 $   55,080,206
                                                                                                 --------------
FOOD & DRUG STORES - 0.1%
Kroger Co.                                                                          148,850      $    3,444,389
                                                                                                 --------------
FOREST & PAPER PRODUCTS - 0.6%
Bowater, Inc. (l)                                                                   621,860      $   12,791,660
International Paper Co.                                                             110,410           3,823,498
MeadWestvaco Corp. (l)                                                              198,620           5,265,416
                                                                                                 --------------
                                                                                                 $   21,880,574
                                                                                                 --------------
GENERAL MERCHANDISE - 1.4%
Federated Department Stores, Inc.                                                   433,130      $   18,715,547
Saks, Inc. (l)                                                                    1,261,680          21,801,830
Wal-Mart Stores, Inc.                                                               244,800          12,073,536
                                                                                                 --------------
                                                                                                 $   52,590,913
                                                                                                 --------------
HEALTH MAINTENANCE ORGANIZATIONS - 0.4%
CIGNA Corp.                                                                          32,760      $    3,810,643
WellPoint, Inc. (a)                                                                 140,190          10,801,640
                                                                                                 --------------
                                                                                                 $   14,612,283
                                                                                                 --------------
INSURANCE - 5.1%
Ace Ltd.                                                                            107,070      $    5,859,941
AFLAC, Inc.                                                                         189,200           8,657,792
Allstate Corp.                                                                      817,810          51,301,221
Chubb Corp.                                                                          93,660           4,866,574
Conseco, Inc. (a)                                                                 1,074,440          22,552,496
Genworth Financial, Inc., "A"                                                       835,180          29,239,652
Hartford Financial Services Group,
Inc.                                                                                202,845          17,596,804
MetLife, Inc.                                                                       388,840          22,039,451
Safeco Corp.                                                                         93,760           5,525,277
St. Paul Travelers Cos., Inc.                                                       446,720          20,946,701
                                                                                                 --------------
                                                                                                 $  188,585,909
                                                                                                 --------------
LEISURE & TOYS - 0.4%
Hasbro, Inc.                                                                        126,140      $    2,869,685
Mattel, Inc.                                                                        627,060          12,353,082
                                                                                                 --------------
                                                                                                 $   15,222,767
                                                                                                 --------------
MACHINERY & TOOLS - 0.7%
Deere & Co.                                                                         300,900      $   25,248,519
Finning International, Inc. (n)                                                       7,170             239,951
Finning International, Inc.                                                             280               9,370
Illinois Tool Works, Inc.                                                            32,760           1,470,924
                                                                                                 --------------
                                                                                                 $   26,968,764
                                                                                                 --------------
MAJOR BANKS - 6.2%
Bank of America Corp.                                                             1,724,681      $   92,391,161
Bank of New York Co., Inc.                                                          630,180          22,220,147
JPMorgan Chase & Co.                                                              1,186,944          55,738,890
PNC Financial Services Group, Inc.                                                  430,940          31,217,294
SunTrust Banks, Inc.                                                                323,780          25,021,718
Wells Fargo & Co.                                                                    68,280           2,470,370
                                                                                                 --------------
                                                                                                 $  229,059,580
                                                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.3%
Tenet Healthcare Corp. (a)(l)                                                     1,295,540      $   10,545,696
MEDICAL EQUIPMENT - 0.6%
Boston Scientific Corp. (a)                                                         344,910      $    5,101,219
Pall Corp.                                                                          520,820          16,046,464
                                                                                                 --------------
                                                                                                 $   21,147,683
                                                                                                 --------------
METALS & MINING - 0.1%
BHP Billiton PLC                                                                    240,800      $    4,155,392
                                                                                                 --------------

NATURAL GAS - DISTRIBUTION - 0.1%
Questar Corp.                                                                        42,980      $    3,514,475
                                                                                                 --------------
NATURAL GAS - PIPELINE - 0.4%
Williams Cos., Inc.                                                                 685,320      $   16,358,588
                                                                                                 --------------
NETWORK & TELECOM - 1.3%
Cisco Systems, Inc. (a)                                                             638,050      $   14,675,150
Nortel Networks Corp. (a)                                                        14,683,480          33,772,004
                                                                                                 --------------
                                                                                                 $   48,447,154
                                                                                                 --------------
OIL SERVICES - 0.7%
GlobalSantaFe Corp. (l)                                                             309,880      $   15,490,901
Noble Corp.                                                                         193,035          12,388,986
                                                                                                 --------------
                                                                                                 $   27,879,887
                                                                                                 --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 3.1%
American Express Co.                                                                221,260      $   12,408,261
Capital One Financial Corp.                                                         132,700          10,438,182
Citigroup, Inc.                                                                     827,373          41,095,617
Countrywide Financial Corp.                                                         235,270           8,243,861
Fannie Mae                                                                          313,700          17,538,967
Freddie Mac                                                                          54,620           3,622,945
New York Community Bancorp, Inc. (l)                                                291,870           4,780,831
UBS AG                                                                              172,141          10,296,387
UBS AG (l)                                                                          103,100           6,114,861
                                                                                                 --------------
                                                                                                 $  114,539,912
                                                                                                 --------------
PHARMACEUTICALS - 4.1%
Abbott Laboratories                                                                  90,980      $    4,417,989
Eli Lilly & Co.                                                                     286,610          16,336,770
Johnson & Johnson                                                                   625,950          40,649,193
Merck & Co., Inc.                                                                   844,720          35,393,768
Warner Chilcott Ltd., "A" (a)                                                       161,800           2,151,940
Wyeth                                                                             1,074,270          54,615,887
                                                                                                 --------------
                                                                                                 $  153,565,547
                                                                                                 --------------
PRINTING & PUBLISHING - 0.8%
New York Times Co., "A" (l)                                                       1,251,630      $   28,762,457
                                                                                                 --------------
RAILROAD & SHIPPING - 0.6%
Burlington Northern Santa Fe Corp.                                                  167,360      $   12,290,918
Norfolk Southern Corp.                                                              222,490           9,800,685
                                                                                                 --------------
                                                                                                 $   22,091,603
                                                                                                 --------------
SPECIALTY CHEMICALS - 0.4%
Air Products & Chemicals, Inc.                                                      138,300      $    9,178,971
Praxair, Inc.                                                                        80,410           4,757,056
                                                                                                 --------------
                                                                                                 $   13,936,027
                                                                                                 --------------
SPECIALTY STORES - 0.6%
Home Depot, Inc.                                                                    212,270      $    7,699,033
OfficeMax, Inc. (l)                                                                 398,990          16,254,853
                                                                                                 --------------
                                                                                                 $   23,953,886
                                                                                                 --------------
TELECOMMUNICATIONS - WIRELESS - 0.2%
Vodafone Group PLC, ADR (l)                                                         286,417      $    6,547,493
                                                                                                 --------------
TELEPHONE SERVICES - 2.4%
AT&T, Inc.                                                                          446,204      $   14,528,402
Embarq Corp.                                                                        147,023           7,111,503
Sprint Nextel Corp.                                                                 967,430          16,591,425
TELUS Corp.                                                                         141,350           7,953,585
Verizon Communications, Inc.                                                      1,177,155          43,707,765
                                                                                                 --------------
                                                                                                 $   89,892,680
                                                                                                 --------------
TOBACCO - 1.7%
Altria Group, Inc.                                                                  807,610      $   61,822,546
                                                                                                 --------------
TRUCKING - 0.0%
Con-way, Inc. (l)                                                                    12,560      $      562,939
                                                                                                 --------------
UTILITIES - ELECTRIC POWER - 2.8%
Dominion Resources, Inc.                                                            293,910      $   22,481,176
Edison International                                                                128,240           5,339,914
Entergy Corp.                                                                        37,370           2,923,455
Exelon Corp.                                                                        116,770           7,069,256
FirstEnergy Corp.                                                                    96,030           5,364,236
FPL Group, Inc.                                                                   1,081,300          48,658,500
NRG Energy, Inc. (a)                                                                117,070           5,303,271
PPL Corp.                                                                            74,070           2,436,903
Public Service Enterprise Group, Inc.                                                26,450           1,618,476
TXU Corp.                                                                            68,410           4,276,993
                                                                                                 --------------
                                                                                                 $  105,472,180
                                                                                                 --------------
    TOTAL COMMON STOCKS                                                                          $2,191,291,964
                                                                                                 --------------
BONDS - 38.5%
AEROSPACE - 0.1%
Boeing Capital Corp., 6.5%, 2012                                               $  4,290,000      $    4,549,073
                                                                                                 --------------
AGENCY - OTHER - 0.0%
Financing Corp., 9.65%, 2018                                                   $    755,000      $    1,061,670
                                                                                                 --------------
ASSET BACKED & SECURITIZED - 3.1%
AmeriCredit Automobile Receivables Trust, 2.18%, 2008                          $     67,681      $       67,644
Banc of America Commercial Mortgage, Inc., FRN, 4.857%, 2043                      3,300,000           3,191,060
Banc of America Commercial Mortgage, Inc., FRN, 5.3538%, 2047                     1,321,987           1,310,864
Banc of America Commercial Mortgage, Inc., FRN, 5.3538%, 2047                     1,650,000           1,639,943
Bayview Financial Revolving Mortgage Loan Trust, FRN, 6.1237%, 2040 (z)           3,070,000           3,069,986
Bear Stearns Commercial Mortgage Securities, Inc., FRN, 5.116%, 2041              1,672,863           1,648,490
Capital One Auto Finance Trust, 3.18%, 2010                                         872,760             860,807
Chase Commercial Mortgage Securities Corp., 7.543%, 2032                             66,007              67,707
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.3997%, 2044             1,730,000           1,728,259
Countrywide Asset-Backed Certificates, FRN, 4.575%, 2035                            233,000             230,910
Countrywide Asset-Backed Certificates, FRN, 4.823%, 2035                          4,296,000           4,261,688
Countrywide Asset-Backed Certificates, FRN, 5.689%, 2036                          1,950,000           1,959,972
CPS Auto Receivables Trust, 2.89%, 2009 (z)                                         205,529             202,414
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                             2,510,763           2,527,394
CRIIMI MAE CMBS Corp., 6.701%, 2030 (n)                                              83,725              83,693
CRIIMI MAE Commercial Mortgage Trust, 7%, 2033 (n)                                1,089,500           1,094,076
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                           1,009,171           1,019,664
Falcon Franchise Loan LLC, 7.382%, 2010 (n)                                         520,635             534,825
GE Commercial Mortgage Corp., FRN, 5.5185%, 2044                                  2,120,000           2,120,836
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036                                 2,277,000           2,297,953
Greenwich Capital Commercial Funding Corp., 4.305%, 2042                          1,659,715           1,617,335
Greenwich Capital Commercial Funding Corp., FRN, 5.224%, 2037                     2,335,766           2,314,903
Greenwich Capital Commercial Funding Corp., FRN, 5.317%, 2037                     2,602,000           2,603,488
Greenwich Capital Commercial Funding Corp., FRN, 6.1101%, 2038                    2,150,000           2,250,052
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042                  2,535,000           2,429,106
JPMorgan Chase Commercial Mortgage Securities Corp., 5.44%, 2045 (z)              2,084,274           2,087,213
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037            2,600,000           2,517,386
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.3813%, 2041           2,602,000           2,593,484
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.4722%, 2043           3,755,000           3,754,641
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.855%, 2043            4,160,000           4,312,011
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.038%, 2046            2,811,995           2,753,268
LB-UBS Commercial Mortgage Trust, FRN, 5.413%, 2039                               1,106,229           1,108,341
Lehman Brothers Commercial Conduit Mortgage Trust, 6.48%, 2030                    2,111,035           2,128,396
Merrill Lynch Mortgage Trust, FRN, 5.8441%, 2039                                  3,808,000           3,907,998
Merrill Lynch Mortgage Trust, FRN, 5.4405%, 2039                                  1,826,000           1,820,435
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.6691%, 2039           1,800,000           1,820,915
Morgan Stanley Capital I, Inc., 5.168%, 2042                                      1,298,138           1,282,276
Morgan Stanley Capital I, Inc., FRN, 0.7247%, 2030 (i)(n)                        26,508,552             376,432
Multi-Family Capital Access One, Inc., 6.65%, 2024                                  963,569             982,291
Residential Asset Mortgage Products, Inc., 4.109%, 2035                           1,149,796           1,132,134
Residential Asset Mortgage Products, Inc., 3.8%, 2030                                23,955              23,875
Residential Asset Mortgage Products, Inc., FRN, 4.9708%, 2034                     1,194,000           1,169,049
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035                   2,208,000           2,197,193
Spirit Master Funding LLC, 5.05%, 2023 (z)                                        2,658,975           2,641,525
Structured Asset Securities Corp., FRN, 4.67%, 2035                               4,363,839           4,312,323
TIAA Real Estate CDO Ltd., 7.17%, 2032 (n)                                        1,051,566           1,059,054
Wachovia Bank Commercial Mortgage Trust, 4.935%, 2044                             3,350,000           3,255,188
Wachovia Bank Commercial Mortgage Trust, 4.75%, 2044                              3,500,000           3,341,993
Wachovia Bank Commercial Mortgage Trust, FRN, 4.847%, 2041                        3,148,000           3,046,585
Wachovia Bank Commercial Mortgage Trust, FRN, 5.083%, 2044                        3,154,818           3,093,890
Wachovia Bank Commercial Mortgage Trust, FRN, 5.118%, 2042                        3,350,000           3,291,583
Wachovia Bank Commercial Mortgage Trust, FRN, 5.3699%, 2044                       2,213,000           2,195,756
Wachovia Bank Commercial Mortgage Trust, FRN, 5.4908%, 2044                       2,791,000           2,785,679
Wachovia Bank Commercial Mortgage Trust, FRN, 5.466%, 2045                        3,913,000           3,930,722
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1641%, 2045 (n)                   2,850,000           2,983,380
Wachovia Bank Commercial Mortgage Trust, FRN, 5.795%, 2045                        2,940,000           3,024,249
                                                                                                 --------------
                                                                                                 $  116,062,334
                                                                                                 --------------
AUTOMOTIVE - 0.1%
Johnson Controls, Inc., 5.5%, 2016                                             $  2,627,000      $    2,567,118
                                                                                                 --------------
BROADCASTING - 0.1%
Clear Channel Communications, Inc., 6.25%, 2011                                $  2,140,000      $    2,146,557
News America Holdings, 8.5%, 2025                                                 1,384,000           1,631,927
News America, Inc., 6.2%, 2034                                                      816,000             779,384
                                                                                                 --------------
                                                                                                 $    4,557,868
                                                                                                 --------------
BROKERAGE & ASSET MANAGERS - 0.4%
Goldman Sachs Group, Inc., 5.7%, 2012                                          $  2,696,000      $    2,741,851
Lehman Brothers Holdings, Inc., 8.25%, 2007                                         884,000             901,782
Lehman Brothers Holdings, Inc., 5.5%, 2016                                          847,000             843,871
Merrill Lynch & Co., Inc., 5.45%, 2014                                            2,936,000           2,940,266
Merrill Lynch & Co., Inc., 6.05%, 2016                                            2,839,000           2,935,716
Morgan Stanley Group, Inc., 6.75%, 2011                                           1,874,000           1,981,260
Morgan Stanley Group, Inc., 4.75%, 2014                                           1,868,000           1,776,431
                                                                                                 --------------
                                                                                                 $   14,121,177
                                                                                                 --------------
BUILDING - 0.2%
CRH America, Inc., 6.95%, 2012                                                 $    981,000      $    1,034,371
Hanson PLC, 6.125%, 2016                                                          3,470,000           3,493,162
Lafarge S.A., 6.5%, 2016                                                          1,253,000           1,294,675
                                                                                                 --------------
                                                                                                 $    5,822,208
                                                                                                 --------------
BUSINESS SERVICES - 0.1%
Cisco Systems, Inc., 5.5%, 2016                                                $  2,492,000      $    2,511,819
                                                                                                 --------------
CABLE TV - 0.1%
Cox Communications, Inc., 4.625%, 2013                                         $  2,769,000      $    2,573,797
TCI Communications Financing III, 9.65%, 2027                                     2,363,000           2,509,551
                                                                                                 --------------
                                                                                                 $    5,083,348
                                                                                                 --------------
CONGLOMERATES - 0.1%
Kennametal, Inc., 7.2%, 2012                                                   $  2,183,000      $    2,314,495
                                                                                                 --------------
CONSUMER GOODS & SERVICES - 0.1%
Fortune Brands, Inc., 5.125%, 2011                                             $  2,643,000      $    2,595,569
                                                                                                 --------------
DEFENSE ELECTRONICS - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)                                     $  2,490,000      $    2,382,422
Raytheon Co., 6.15%, 2008                                                           672,000             683,592
                                                                                                 --------------
                                                                                                 $    3,066,014
                                                                                                 --------------
EMERGING MARKET QUASI-SOVEREIGN - 0.0%
Pemex Project Funding Master Trust, 8.625%, 2022                               $    199,000      $      238,999
                                                                                                 --------------
EMERGING MARKET SOVEREIGN - 0.2%
State of Israel, 4.625%, 2013                                                  $    860,000      $      817,187
United Mexican States, 6.375%, 2013                                               1,864,000           1,959,996
United Mexican States, 6.625%, 2015                                                 161,000             171,063
United Mexican States, 5.625%, 2017                                               1,656,000           1,636,128
United Mexican States, 7.5%, 2033                                                 1,261,000           1,454,564
                                                                                                 --------------
                                                                                                 $    6,038,938
                                                                                                 --------------
ENERGY - INDEPENDENT - 0.4%
Anadarko Petroleum Corp., 5.95%, 2016                                          $  1,440,000      $    1,457,205
Nexen, Inc., 5.875%, 2035                                                         1,950,000           1,859,198
Ocean Energy, Inc., 4.375%, 2007                                                  2,745,000           2,718,036
Ocean Energy, Inc., 7.25%, 2011                                                   2,109,000           2,266,302
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (z)                       1,770,000           1,778,514
XTO Energy, Inc., 5.65%, 2016                                                     3,560,000           3,531,648
                                                                                                 --------------
                                                                                                 $   13,610,903
                                                                                                 --------------
ENTERTAINMENT - 0.2%
Hearst-Argyle Television, Inc., 7.5%, 2027                                     $  1,909,000      $    1,983,147
Walt Disney Co., 6.375%, 2012                                                     2,970,000           3,119,453
Walt Disney Co., 5.625%, 2016                                                     2,471,000           2,488,650
                                                                                                 --------------
                                                                                                 $    7,591,250
                                                                                                 --------------
FINANCIAL INSTITUTIONS - 0.5%
American Express Co., 5.5%, 2016                                               $  4,160,000      $    4,176,494
Capital One Financial Co., 6.15%, 2016                                            2,430,000           2,458,827
Countrywide Financial Corp., 6.25%, 2016                                          3,040,000           3,085,241
General Electric Capital Corp., 8.75%, 2007                                         129,000             131,700
General Electric Capital Corp., 5.45%, 2013                                       2,003,000           2,027,461
General Electric Capital Corp., 6.75%, 2032                                       2,220,000           2,537,549
HSBC Finance Corp., 5.25%, 2011                                                   2,415,000           2,415,572
                                                                                                 --------------
                                                                                                 $   16,832,844
                                                                                                 --------------
FOOD & BEVERAGES - 0.3%
Cadbury Schweppes PLC, 5.125%, 2013 (n)                                        $  3,988,000      $    3,866,155
Diageo Finance B.V., 5.5%, 2013                                                   3,510,000           3,514,651
Miller Brewing Co., 5.5%, 2013 (n)                                                4,880,000           4,834,001
                                                                                                 --------------
                                                                                                 $   12,214,807
                                                                                                 --------------
FOOD & DRUG STORES - 0.0%
CVS Corp., 5.75%, 2011                                                         $  1,440,000      $    1,458,744
                                                                                                 --------------
FOREST & PAPER PRODUCTS - 0.0%
MeadWestvaco Corp., 6.8%, 2032$                                                     968,000      $      906,319
                                                                                                 --------------
GAMING & LODGING - 0.1%
Marriott International, Inc., 6.2%, 2016                                       $  3,243,000      $    3,301,734
                                                                                                 --------------
INSURANCE - 0.4%
AIG SunAmerica Institutional Funding II, 5.75%, 2009                           $    299,000      $      302,692
American International Group, 4.25%, 2013                                         5,065,000           4,756,106
American International Group, 5.05%, 2015                                         3,100,000           3,021,161
ING Groep N.V., 5.775% to 2015, FRN to 2049                                       4,321,000           4,263,868
MetLife, Inc., 6.5%, 2032                                                           840,000             903,606
                                                                                                 --------------
                                                                                                 $   13,247,433
                                                                                                 --------------

INSURANCE - PROPERTY & CASUALTY - 0.1%
Allstate Corp., 6.125%, 2032                                                   $  1,038,000      $    1,057,093
Allstate Corp., 5.55%, 2035                                                       1,211,000           1,142,809
Fund American Cos., Inc., 5.875%, 2013                                            1,208,000           1,194,015
St. Paul Travelers Cos., Inc., 5.5%, 2015                                         1,742,000           1,719,455
                                                                                                 --------------
                                                                                                 $    5,113,372
                                                                                                 --------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 0.0%
Hydro-Quebec, 6.3%, 2011                                                       $  1,035,000      $    1,083,634
                                                                                                 --------------
MAJOR BANKS - 0.6%
Bank of America Corp., 7.4%, 2011                                              $  3,742,000      $    4,049,877
Bank of America Corp., 5.375%, 2014                                               2,521,000           2,531,850
DBS Capital Funding Corp., 7.657% to 2011, FRN to 2049 (n)                        1,904,000           2,063,658
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049                          2,619,000           2,640,243
Wachovia Corp., 5.25%, 2014                                                       5,584,000           5,522,425
Wells Fargo & Co., 5.125%, 2016                                                     277,000             271,241
Wells Fargo National Bank, 4.75%, 2015                                            5,484,000           5,254,379
                                                                                                 --------------
                                                                                                 $   22,333,673
                                                                                                 --------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 0.2%
Baxter International, Inc., 5.9%, 2016                                         $  2,824,000      $    2,900,321
Cardinal Health, Inc., 5.85%, 2017                                                3,608,000           3,601,773
HCA, Inc., 8.75%, 2010                                                              466,000             470,660
HCA, Inc., 6.95%, 2012                                                            1,792,000           1,570,240
                                                                                                 --------------
                                                                                                 $    8,542,994
                                                                                                 --------------
MORTGAGE BACKED - 13.7%
Fannie Mae, 5.722%, 2009                                                       $  1,475,000      $    1,481,856
Fannie Mae, 6.258%, 2011                                                            401,155             417,376
Fannie Mae, 6.33%, 2011                                                             367,980             380,366
Fannie Mae, 4.78%, 2012                                                           1,866,086           1,832,215
Fannie Mae, 4.01%, 2013                                                             256,195             240,748
Fannie Mae, 4.019%, 2013                                                          1,442,107           1,357,330
Fannie Mae, 4.621%, 2013                                                            231,026             224,823
Fannie Mae, 4.845%, 2013                                                            454,395             445,638
Fannie Mae, 5.37%, 2013                                                             845,759             846,288
Fannie Mae, 4.519%, 2014                                                          2,165,004           2,084,480
Fannie Mae, 4.63%, 2014                                                             631,823             610,831
Fannie Mae, 4.848%, 2015                                                          1,466,920           1,438,675
Fannie Mae, 4.76%, 2015                                                             987,560             960,108
Fannie Mae, 4.925%, 2015                                                          3,824,273           3,763,112
Fannie Mae, 4.94%, 2015                                                             387,000             377,433
Fannie Mae, 4.98%, 2015                                                             266,593             262,945
Fannie Mae, 5.19%, 2015                                                             456,809             454,885
Fannie Mae, 5.5%, 2017 - 2036                                                   174,213,554         172,274,206
Fannie Mae, 6%, 2017 - 2036                                                      62,223,755          62,731,789
Fannie Mae, 4.5%, 2018 - 2035                                                    17,949,502          17,159,374
Fannie Mae, 5%, 2018 - 2035                                                      53,684,271          52,190,050
Fannie Mae, 4.88%, 2020                                                           1,369,675           1,350,641
Fannie Mae, 7.5%, 2030 - 2032                                                       628,154             650,046
Fannie Mae, 6.5%, 2031 - 2036                                                    14,256,953          14,554,687
Freddie Mac, 6%, 2016 - 2036                                                     28,022,508          28,278,426
Freddie Mac, 5%, 2017 - 2035                                                     46,428,419          44,961,726
Freddie Mac, 4.5%, 2018 - 2035                                                   18,727,937          18,003,304
Freddie Mac, 5.5%, 2019 - 2036                                                   40,986,582          40,593,936
Freddie Mac, 6.5%, 2034 - 2035                                                    8,131,522           8,295,336
Ginnie Mae, 6%, 2032 - 2035                                                       9,704,155           9,824,885
Ginnie Mae, 4.5%, 2033 - 2034                                                     2,530,805           2,373,481
Ginnie Mae, 5.5%, 2033 - 2035                                                    14,455,157          14,365,212
Ginnie Mae, 5%, 2034                                                              3,539,622           3,441,845
Ginnie Mae, 6.5%, 2035 - 2036                                                     1,884,602           1,928,374
                                                                                                 --------------
                                                                                                 $  510,156,427
                                                                                                 --------------
NATURAL GAS - PIPELINE - 0.2%
CenterPoint Energy Resources Corp., 7.875%, 2013                               $  1,102,000      $    1,226,561
Kinder Morgan Energy Partners LP, 6.75%, 2011                                     1,904,000           1,983,755
Kinder Morgan Energy Partners LP, 5.125%, 2014                                      830,000             788,939
Kinder Morgan Energy Partners LP, 7.4%, 2031                                        223,000             244,492
Kinder Morgan Energy Partners LP, 7.75%, 2032                                     1,020,000           1,163,616
                                                                                                 --------------
                                                                                                 $    5,407,363
                                                                                                 --------------
NETWORK & TELECOM - 0.3%
AT&T, Inc., 6.15%, 2034                                                        $  1,098,000      $    1,062,988
BellSouth Corp., 6.55%, 2034                                                      2,196,000           2,199,634
Telecom Italia Capital, 5.25%, 2013                                               1,220,000           1,155,194
Telecom Italia Capital, 6%, 2034                                                    595,000             531,965
Telefonica Europe B.V., 7.75%, 2010                                               1,200,000           1,295,507
Verizon New York, Inc., 6.875%, 2012                                              5,306,000           5,533,293
                                                                                                 --------------
                                                                                                 $   11,778,581
                                                                                                 --------------
OIL SERVICES - 0.1%
Halliburton Co., 5.5%, 2010                                                    $  3,399,000      $    3,419,642
                                                                                                 --------------
OILS - 0.1%
Valero Energy Corp., 6.875%, 2012                                              $  3,308,000      $    3,521,727
                                                                                                 --------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 1.1%
Barclays Bank PLC, 6.86% to 2032, FRN to 2049 (n)                              $  2,559,000      $    2,738,250
Citigroup, Inc., 5%, 2014                                                         5,894,000           5,742,383
Credit Suisse (USA), Inc., 4.125%, 2010                                           1,856,000           1,796,751
Credit Suisse (USA), Inc., 4.875%, 2010                                           1,912,000           1,889,400
HBOS Capital Funding LP, 6.071% to 2014, FRN to 2049 (n)                          1,249,000           1,267,169
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (n)                 3,550,000           3,580,587
Natexis AMBS Co. LLC, 8.44% to 2008, FRN to 2049 (n)                                622,000             653,144
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)                                   1,496,000           1,425,250
RBS Capital Trust II, 6.425% to 2034, FRN to 2049                                 4,864,000           4,925,573
Socgen Real Estate LLC, 7.64% to 2007, FRN to 2049 (n)                            1,662,000           1,697,713
UBS AG, 5.875%, 2016                                                              2,800,000           2,881,802
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049                        3,610,000           3,730,935
UFJ Finance Aruba AEC, 6.75%, 2013                                                2,864,000           3,065,073
UniCredito Italiano Capital Trust II, 9.2% to 2010, FRN to 2049 (n)               1,754,000           1,981,054
Woori Bank, 6.125% to 2011, FRN to 2016 (n)                                       4,567,000           4,658,185
                                                                                                 --------------
                                                                                                 $   42,033,269
                                                                                                 --------------
PHARMACEUTICALS - 0.1%
Allergan, Inc., 5.75%, 2016 (n)                                                $  2,680,000      $    2,719,120
Wyeth, 5.5%, 2013                                                                 2,590,000           2,601,932
                                                                                                 --------------
                                                                                                 $    5,321,052
                                                                                                 --------------
POLLUTION CONTROL - 0.1%
USA Waste Services, Inc., 7%, 2028                                             $  1,173,000      $    1,284,166
Waste Management, Inc., 7.375%, 2010                                              1,731,000           1,855,359
                                                                                                 --------------
                                                                                                 $    3,139,525
                                                                                                 --------------
RAILROAD & SHIPPING - 0.1%
CSX Corp., 6.75%, 2011                                                         $  1,671,000      $    1,763,114
Union Pacific Corp., 6.125%, 2012                                                   643,000             665,809
                                                                                                 --------------
                                                                                                 $    2,428,923
                                                                                                 --------------
REAL ESTATE - 0.6%
Boston Properties, Inc., REIT, 5%, 2015                                        $  1,909,000      $    1,821,402
EOP Operating LP, 6.8%, 2009                                                      3,551,000           3,657,569
EOP Operating LP, 8.1%, 2010                                                      1,141,000           1,238,987
HRPT Properties Trust, REIT, 6.25%, 2016                                          2,603,000           2,680,161
Kimco Realty Corp., REIT, 6%, 2012                                                  955,000             985,804
ProLogis, REIT, 5.75%, 2016                                                       3,378,000           3,386,475
Simon Property Group LP, REIT, 6.375%, 2007                                       1,691,000           1,705,612
Simon Property Group LP, REIT, 5.1%, 2015                                         1,764,000           1,699,118
Vornado Realty Trust, REIT, 5.625%, 2007                                          3,623,000           3,619,482
Vornado Realty Trust, REIT, 4.75%, 2010                                           1,743,000           1,692,246
                                                                                                 --------------
                                                                                                 $   22,486,856
                                                                                                 --------------
RETAILERS - 0.4%
Home Depot, Inc., 5.4%, 2016                                                   $  3,518,000      $    3,494,785
Limited Brands, Inc., 5.25%, 2014                                                 3,211,000           3,042,747
May Department Stores Co., 5.75%, 2014                                            2,850,000           2,804,907
Wal-Mart Stores, Inc., 5.25%, 2035                                                3,679,000           3,440,627
                                                                                                 --------------
                                                                                                 $   12,783,066
                                                                                                 --------------
TELECOMMUNICATIONS - WIRELESS - 0.0%
Cingular Wireless LLC, 6.5%, 2011                                              $  1,528,000      $    1,601,090
                                                                                                 --------------
U.S. GOVERNMENT AGENCIES - 1.7%
Aid-Egypt, 4.45%, 2015                                                            2,745,000      $    2,643,299
Fannie Mae, 3%, 2007                                                              6,683,000           6,619,959
Fannie Mae, 5.25%, 2007                                                          10,161,000          10,158,124
Fannie Mae, 6%, 2008                                                              6,059,000           6,152,206
Fannie Mae, 6.625%, 2009                                                          6,697,000           7,008,638
Federal Home Loan Bank, 3.9%, 2008                                                1,665,000           1,639,762
Freddie Mac, 3.75%, 2006                                                          6,464,000           6,451,524
Small Business Administration, 4.35%, 2023                                        3,001,940           2,867,890
Small Business Administration, 4.77%, 2024                                        1,145,076           1,117,950
Small Business Administration, 4.99%, 2024                                        1,714,375           1,691,166
Small Business Administration, 5.18%, 2024                                        1,922,417           1,918,846
Small Business Administration, 5.52%, 2024                                        2,978,618           3,017,214
Small Business Administration, 4.95%, 2025                                        1,523,642           1,505,298
Small Business Administration, 5.09%, 2025                                        2,452,091           2,426,821
Small Business Administration, 5.11%, 2025                                        6,762,329           6,701,110
Small Business Administration, 5.39%, 2025                                        1,732,413           1,742,810
                                                                                                 --------------
                                                                                                 $   63,662,617
                                                                                                 --------------
U.S. TREASURY OBLIGATIONS - 11.7%
U.S. Treasury Bonds, 6.5%, 2010                                                $ 76,012,000      $   80,421,304
U.S. Treasury Bonds, 10.375%, 2012                                                1,979,000           2,095,729
U.S. Treasury Bonds, 8%, 2021                                                     2,612,000           3,494,365
U.S. Treasury Bonds, 6.25%, 2023                                                 43,673,000          50,705,052
U.S. Treasury Bonds, 6%, 2026                                                     8,468,000           9,688,586
U.S. Treasury Bonds, 5.375%, 2031                                                29,392,000          31,745,653
U.S. Treasury Bonds, 4.5%, 2036                                                   9,797,000           9,387,515
U.S. Treasury Notes, 4.375%, 2007                                                 1,617,000           1,610,873
U.S. Treasury Notes, 6.625%, 2007                                                15,980,000          16,135,437
U.S. Treasury Notes, 3%, 2007                                                     2,385,000           2,336,556
U.S. Treasury Notes, 5.5%, 2008                                                   5,222,000           5,271,567
U.S. Treasury Notes, 5.625%, 2008                                               118,809,000         120,428,723
U.S. Treasury Notes, 4.75%, 2008                                                 37,091,000          37,141,703
U.S. Treasury Notes, 5%, 2011                                                     3,603,000           3,666,755
U.S. Treasury Notes, 3.875%, 2013                                                 1,950,000           1,872,991
U.S. Treasury Notes, 4.25%, 2013                                                  7,154,000           6,997,785
U.S. Treasury Notes, 4.75%, 2014                                                  2,373,000           2,393,116
U.S. Treasury Notes, 4.125%, 2015                                                 2,865,000           2,764,837
U.S. Treasury Notes, 4.25%, 2015                                                  2,442,000           2,375,512
U.S. Treasury Notes, 9.875%, 2015                                                 2,850,000           3,947,139
U.S. Treasury Notes, 4.5%, 2016                                                  16,384,000          16,219,521
U.S. Treasury Notes, TIPS, 4.25%, 2010                                           10,217,265          10,806,351
U.S. Treasury Notes, TIPS, 2%, 2014                                              14,559,494          14,281,379
                                                                                                 --------------
                                                                                                 $  435,788,449
                                                                                                 --------------
UTILITIES - ELECTRIC POWER - 0.8%
Dominion Resources, Inc., 5.15%, 2015                                          $  2,992,000      $    2,874,690
Duke Capital Corp., 8%, 2019                                                      1,728,000           2,007,677
Exelon Generation Co. LLC, 6.95%, 2011                                            3,011,000           3,191,928
FirstEnergy Corp., 6.45%, 2011                                                    3,503,000           3,654,246
MidAmerican Energy Holdings Co., 3.5%, 2008                                       1,432,000           1,392,162
MidAmerican Energy Holdings Co., 5.875%, 2012                                       487,000             495,889
MidAmerican Energy Holdings Co., 6.125%, 2036 (n)                                 3,509,000           3,546,908
MidAmerican Funding LLC, 6.927%, 2029                                               395,000             441,343
Northeast Utilities, 8.58%, 2006                                                     40,560              40,612
Oncor Electric Delivery Co., 7%, 2022                                             2,226,000           2,412,325
Pacific Gas & Electric Co., 4.8%, 2014                                              734,000             706,369
Progress Energy, Inc., 7.1%, 2011                                                 3,845,000           4,121,613
PSEG Power LLC, 6.95%, 2012                                                         852,000             903,693
PSEG Power LLC, 5.5%, 2015                                                        1,115,000           1,091,164
System Energy Resources, Inc., 5.129%, 2014 (n)                                   1,274,702           1,246,774
TXU Energy Co., 7%, 2013                                                          2,568,000           2,696,112
Waterford 3 Funding Corp., 8.09%, 2017                                              222,904             229,861
                                                                                                 --------------
                                                                                                 $   31,053,366
                                                                                                 --------------
    TOTAL BONDS                                                                                  $1,431,410,290
                                                                                                 --------------
SHORT-TERM OBLIGATIONS - 1.7%
General Electric Capital Corp., 5.36%, due 10/02/06 (y)                        $ 62,883,000      $   62,873,637
                                                                                                 --------------
COLLATERAL FOR SECURITIES LOANED - 1.7%
Navigator Securities Lending Prime Portfolio, at Net Asset Value                 61,536,238      $   61,536,238
                                                                                                 --------------
    TOTAL INVESTMENTS(k)                                                                         $3,747,112,129
                                                                                                 --------------
OTHER ASSETS, LESS LIABILITIES - (0.8)%                                                             (28,510,399)
                                                                                                 --------------
    NET ASSETS - 100.0%                                                                          $3,718,601,730
                                                                                                 --------------

(a) Non-income producing security.
(i) Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of September 30, 2006, the series held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $1,417,249,282 and 37.82% of market value. An independent pricing service provided an evaluated bid for 37.74% of the market value.
(l) All or a portion of this security is on loan.
(n) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $45,031,798 representing
    1.2% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The series holds the following restricted securities:

                                                           ACQUISITION    ACQUISITION       CURRENT      TOTAL % OF
RESTRICTED SECURITIES                                          DATE           COST       MARKET VALUE    NET ASSETS
-------------------------------------------------------------------------------------------------------------------
Bayview Financial Revolving Mortgage Loan
Trust, FRN, 6.1237%, 2040                                     3/01/06      $3,070,000     $ 3,069,986
CPS Auto Receivables Trust, 2.89%, 2009                       3/27/03         190,595         202,414
JPMorgan Chase Commercial Mortgage Securities
Corp., 5.44%, 2045                                            9/22/06       2,094,674       2,087,213
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016       9/20/06       1,770,000       1,778,514
Spirit Master Funding LLC, 5.05%, 2023                       10/04/05       2,624,699       2,641,525
-------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                               $ 9,779,652       0.3%
                                                                                          ======================

The following abbreviations are used in this report and are defined:
ADR       American Depository Receipt
CDO       Collateralized Debt Obligation
FRN       Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU       International Equity Unit
REIT      Real Estate Investment Trust
TIPS      Treasury Inflation Protected Security

See attached schedule.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS TOTAL RETURN SERIES
SUPPLEMENTAL SCHEDULE (UNAUDITED) 09/30/2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                               $3,497,622,333
                                                             ==============
Gross unrealized appreciation                                $  323,199,637
Gross unrealized depreciation                                   (73,709,841)
                                                             --------------
      Net unrealized appreciation (depreciation)             $  249,489,796
                                                             ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/06

MFS(R) MONEY MARKET SERIES

[graphic omitted]


                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)

MFS Variable Insurance Trust - MFS Money Market Series

ISSUER                                                               SHARES/PAR              VALUE ($)
CERTIFICATES OF DEPOSIT - 4.0%

OTHER BANKS & DIVERSIFIED FINANCIALS - 4.0%
Credit Suisse, NY, 5.31%, due 11/14/06, at Value                     $     83,000          $     83,000
                                                                                           ------------
COMMERCIAL PAPER (Y) - 88.2%
ASSET BACKED & SECURITIZED - 4.0%
Yorktown Capital LLC, 5.26%, due 11/02/06 (t)                        $     84,000          $     83,607
                                                                                           ------------
BROKERAGE & ASSET MANAGERS - 4.0%
Merrill Lynch & Co., Inc., 5.23%, due 11/17/06                       $     84,000          $     83,426
                                                                                           ------------
ENTERTAINMENT - 3.9%
Gannett, Inc., 5.21%, due 10/03/06 (t)                               $     83,000          $     82,976
                                                                                           ------------
FINANCIAL INSTITUTIONS - 53.3%
Alpine Securitization Corp., 5.37%, due 10/02/06 (t)                 $     83,000          $     82,988
American General Finance Corp., 5.24%, due 10/30/06                        72,000                71,696
Barton Capital LLC, 5.26%, due 11/10/06 (t)                                84,000                83,509
CAFCO LLC, 5.25%, due 11/15/06 (t)                                         84,000                83,449
CRC Funding LLC, 5.26%, due 10/31/06 (t)                                   84,000                83,632
Ciesco LLC, 5.23%, due 11/07/06 (t)                                        55,000                54,704
Falcon Asset Securitization Corp., 5.26%, due 10/19/06 (t)                 83,000                82,782
General Electric Capital Corp., 5.37%, due 11/27/06                        84,000                83,286
Jupiter Securitization Corp., 5.26%, due 10/11/06 - 11/14/06 (t)           84,000                83,569
Old Line Funding LLC, 5.27%, due 10/03/06 (t)                              75,000                74,978
Ranger Funding Co. LLC, 5.3%, due 11/03/06 (t)                             84,000                83,592
Sheffield Receivables Corp., 5.26%, due 10/20/06 (t)                       84,000                83,767
Thunder Bay Funding LLC, 5.27%, due 11/02/06 (t)                           84,000                83,607
Windmill Funding Corp., 5.26%, due 10/10/06 (t)                            83,000                82,891
                                                                                           ------------
                                                                                           $  1,118,450
                                                                                           ------------
INSURANCE - 4.0%
MetLife, Inc., 5.25%, due 11/14/06 (t)                               $     84,000          $     83,461
                                                                                           ------------
NETWORK & TELECOM - 3.1%
BellSouth Corp., 5.23%, due 10/23/06 (t)                             $     66,000          $     65,789
                                                                                           ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 15.9%
Citigroup Funding, Inc., 5.31%, due 10/06/06                         $     84,000          $     83,938
Depfa Bank PLC, 5.255%, due 11/22/06 (t)                                   84,000                83,362
Dexia Delaware LLC, 5.265%, due 10/10/06                                   84,000          $     83,889
HBOS Treasury Services PLC, 5.29%, due 11/21/06                            84,000                83,371
                                                                                           ------------
                                                                                           $    334,560
                                                                                           ------------
    TOTAL COMMERCIAL PAPER, AT VALUE                                                       $  1,852,269
                                                                                           ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (y) - 9.0%
Fannie Mae, 5.09%, due 6/01/07                                       $    100,000          $     96,564
Freddie Mac, 5.33%, due 12/12/06                                           93,000                92,009
                                                                                           ------------
    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS, AT VALUE                                     $    188,573
                                                                                           ------------

REPURCHASE AGREEMENTS - 0.1%
Merrill Lynch & Co., 5.35%, dated 10/2/06, total to be
received $3,001 (secured by U.S. Treasury and Federal
Agency obligations and Mortgage Backed securities
in a jointly traded account)                                         $      3,000          $      3,000
                                                                                           ------------
    TOTAL INVESTMENTS, AT VALUE                                                            $  2,126,842
                                                                                           ------------
OTHER ASSETS, LESS LIABILITIES - (1.3)%                                                         (27,548)
                                                                                           ------------
    NET ASSETS - 100.0%                                                                    $  2,099,294
                                                                                           ------------

(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section
    4(2) of the Securities Act of 1933.
(y) The rates shown represent annualized yields at time of purchase. The cost of investments for federal income tax purposes is $2,126,842. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS(R) Variable Insurance Trust


QUARTERLY PORTFOLIO HOLDINGS 09/30/06

MFS VALUE SERIES

[graphic omitted]

                                                      M F S(SM)
                                                      INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)

MFS VARIABLE INSURANCE TRUST - MFS VALUE SERIES

ISSUER                                                                                          SHARES/PAR              VALUE ($)
COMMON STOCKS - 97.0%

AEROSPACE - 7.1%
Lockheed Martin Corp.                                                                              124,780           $ 10,738,567
Northrop Grumman Corp.                                                                             100,970              6,873,027
United Technologies Corp.                                                                           71,480              4,528,257
                                                                                                                     ------------
                                                                                                                     $ 22,139,851
                                                                                                                     ------------
ALCOHOLIC BEVERAGES - 1.0%
Diageo PLC                                                                                         178,948           $  3,160,044
                                                                                                                     ------------
APPAREL MANUFACTURERS - 1.2%
Hanesbrands, Inc. (a)                                                                                7,492           $    168,644
NIKE, Inc., "B"                                                                                     39,820              3,489,028
                                                                                                                     ------------
                                                                                                                     $  3,657,672
                                                                                                                     ------------
AUTOMOTIVE - 0.4%
Johnson Controls, Inc.                                                                              17,030           $  1,221,732
                                                                                                                     ------------
BROADCASTING - 1.3%
Viacom, Inc., "B" (a)                                                                               66,029           $  2,454,958
Walt Disney Co.                                                                                     29,950                925,755
WPP Group PLC                                                                                       63,740                789,759
                                                                                                                     ------------
                                                                                                                     $  4,170,472
                                                                                                                     ------------
BROKERAGE & ASSET MANAGERS - 5.9%
Franklin Resources, Inc.                                                                            14,970           $  1,583,078
Goldman Sachs Group, Inc.                                                                           60,492             10,233,432
Lehman Brothers Holdings, Inc.                                                                      32,940              2,432,948
Mellon Financial Corp.                                                                              56,771              2,219,746
Merrill Lynch & Co., Inc.                                                                           23,935              1,872,196
                                                                                                                     ------------
                                                                                                                     $ 18,341,400
                                                                                                                     ------------
BUSINESS SERVICES - 1.2%
Accenture Ltd., "A"                                                                                117,780           $  3,734,804
                                                                                                                     ------------
CHEMICALS - 3.3%
Dow Chemical Co.                                                                                    58,340           $  2,274,093
Nalco Holding Co. (a)                                                                               35,180                651,534
PPG Industries, Inc.                                                                                61,006              4,092,282
Syngenta AG                                                                                         21,964              3,312,471
                                                                                                                     ------------
                                                                                                                     $ 10,330,380
                                                                                                                     ------------
COMPUTER SOFTWARE - 1.2%
Oracle Corp. (a)                                                                                   165,320           $  2,932,777
Symantec Corp. (a)                                                                                  31,810                676,917
                                                                                                                     ------------
                                                                                                                     $  3,609,694
                                                                                                                     ------------
COMPUTER SOFTWARE - SYSTEMS - 0.4%
Hewlett-Packard Co.                                                                                 30,120           $  1,105,103
                                                                                                                     ------------
CONSTRUCTION - 2.3%
Masco Corp.                                                                                        209,390           $  5,741,474
Sherwin-Williams Co.                                                                                25,820              1,440,240
                                                                                                                     ------------
                                                                                                                     $  7,181,714
                                                                                                                     ------------
CONTAINERS - 0.2%
Smurfit-Stone Container Corp. (a)                                                                   50,030           $    560,336
                                                                                                                     ------------
ELECTRICAL EQUIPMENT - 1.4%
Cooper Industries Ltd., "A"                                                                         18,680           $  1,591,910
Rockwell Automation, Inc.                                                                            2,600                151,060
Tyco International Ltd.                                                                             24,890                696,671
W.W. Grainger, Inc.                                                                                 29,100           $  1,950,282
                                                                                                                     ------------
                                                                                                                     $  4,389,923
                                                                                                                     ------------
ELECTRONICS - 1.0%
Analog Devices, Inc.                                                                                28,480           $    837,027
Intel Corp.                                                                                        116,030              2,386,737
                                                                                                                     ------------
                                                                                                                     $  3,223,764
                                                                                                                     ------------
ENERGY - INDEPENDENT - 2.3%
Apache Corp.                                                                                        34,230           $  2,163,336
Devon Energy Corp.                                                                                  45,310              2,861,327
EOG Resources, Inc.                                                                                 30,640              1,993,132
                                                                                                                     ------------
                                                                                                                     $  7,017,795
                                                                                                                     ------------
ENERGY - INTEGRATED - 8.8%
BP PLC, ADR                                                                                         35,011           $  2,296,021
Chevron Corp.                                                                                       37,610              2,439,385
ConocoPhillips                                                                                      84,480              5,029,094
Exxon Mobil Corp.                                                                                  108,418              7,274,848
Hess Corp.                                                                                          73,060              3,026,145
TOTAL S.A., ADR                                                                                    108,192              7,134,180
                                                                                                                     ------------
                                                                                                                     $ 27,199,673
                                                                                                                     ------------
FOOD & BEVERAGES - 2.8%
Kellogg Co.                                                                                         66,200           $  3,278,224
Nestle S.A                                                                                           7,397              2,578,939
PepsiCo, Inc.                                                                                       23,488              1,532,827
Sara Lee Corp.                                                                                      61,200                983,484
Tyson Foods, Inc., "A"                                                                              22,360                355,077
                                                                                                                     ------------
                                                                                                                     $  8,728,551
                                                                                                                     ------------
FOREST & PAPER PRODUCTS - 0.6%
Bowater, Inc.                                                                                        9,770           $    200,969
International Paper Co.                                                                             43,749              1,515,028
                                                                                                                     ------------
                                                                                                                     $  1,715,997
                                                                                                                     ------------
GENERAL MERCHANDISE - 0.6%
Federated Department Stores, Inc.                                                                   43,090           $  1,861,919
                                                                                                                     ------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.1%
CIGNA Corp.                                                                                         13,460           $  1,565,667
WellPoint, Inc. (a)                                                                                 24,220              1,866,151
                                                                                                                     ------------
                                                                                                                     $  3,431,818
                                                                                                                     ------------
INSURANCE - 9.1%
AFLAC, Inc.                                                                                         13,650           $    624,624
Allstate Corp.                                                                                     170,125             10,671,941
Chubb Corp.                                                                                         38,280              1,989,029
Genworth Financial, Inc., "A"                                                                       79,690              2,789,947
Hartford Financial Services Group, Inc.                                                             35,273              3,059,933
MetLife, Inc.                                                                                      160,383              9,090,508
                                                                                                                     ------------
                                                                                                                     $ 28,225,982
                                                                                                                     ------------
LEISURE & TOYS - 0.4%
Hasbro, Inc.                                                                                        54,150           $  1,231,913
                                                                                                                     ------------
MACHINERY & TOOLS - 2.7%
Deere & Co.                                                                                         89,269           $  7,490,562
Finning International, Inc.                                                                          6,740                225,561
Illinois Tool Works, Inc.                                                                           11,040                495,696
                                                                                                                     ------------
                                                                                                                     $  8,211,819
                                                                                                                     ------------
MAJOR BANKS - 9.1%
Bank of America Corp.                                                                              266,186           $ 14,259,584
Bank of New York Co., Inc.                                                                          87,510              3,085,603
PNC Financial Services Group, Inc.                                                                  60,170              4,358,715
SunTrust Banks, Inc.                                                                                82,583              6,382,014
                                                                                                                     ------------
                                                                                                                     $ 28,085,916
                                                                                                                     ------------
NETWORK & TELECOM - 0.5%
Cisco Systems, Inc. (a)                                                                             70,950           $  1,631,850
                                                                                                                     ------------
OIL SERVICES - 0.1%
Noble Corp.                                                                                          6,537           $    419,545
                                                                                                                     ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 7.9%
American Express Co.                                                                                53,687           $  3,010,767
Citigroup, Inc.                                                                                    200,000              9,934,000
Fannie Mae                                                                                         101,514              5,675,648
Freddie Mac                                                                                         23,200              1,538,856
UBS AG                                                                                              70,506              4,217,223
                                                                                                                     ------------
                                                                                                                     $ 24,376,494
                                                                                                                     ------------
PHARMACEUTICALS - 7.0%
Abbott Laboratories                                                                                 34,930           $  1,696,201
Eli Lilly & Co.                                                                                     42,870              2,443,590
Johnson & Johnson                                                                                  132,750              8,620,785
Merck & Co., Inc.                                                                                  114,840              4,811,796
Wyeth                                                                                               81,480              4,142,443
                                                                                                                     ------------
                                                                                                                     $ 21,714,815
                                                                                                                     ------------
PRINTING & PUBLISHING - 0.2%
New York Times Co., "A"                                                                             26,910           $    618,392
                                                                                                                     ------------
RAILROAD & SHIPPING - 1.8%
Burlington Northern Santa Fe Corp.                                                                  51,670           $  3,794,645
Norfolk Southern Corp.                                                                              42,150              1,856,708
                                                                                                                     ------------
                                                                                                                     $  5,651,353
                                                                                                                     ------------
SPECIALTY CHEMICALS - 1.4%
Air Products & Chemicals, Inc.                                                                      34,986           $  2,322,021
Praxair, Inc.                                                                                       33,226              1,965,650
                                                                                                                     ------------
                                                                                                                     $  4,287,671
                                                                                                                     ------------
SPECIALTY STORES - 0.4%
Home Depot, Inc.                                                                                    30,210           $  1,095,717
                                                                                                                     ------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
Vodafone Group PLC                                                                               1,177,893           $  2,695,127
                                                                                                                     ------------
TELEPHONE SERVICES - 2.6%
Embarq Corp.                                                                                        31,407           $  1,519,157
Sprint Nextel Corp.                                                                                282,340              4,842,131
Verizon Communications, Inc.                                                                        43,680              1,621,838
                                                                                                                     ------------
                                                                                                                     $  7,983,126
                                                                                                                     ------------
TOBACCO - 3.7%
Altria Group, Inc.                                                                                 149,331           $ 11,431,288
                                                                                                                     ------------
TRUCKING - 0.1%
Con-way, Inc.                                                                                        4,950           $    221,859
                                                                                                                     ------------
UTILITIES - ELECTRIC POWER - 5.0%
Dominion Resources, Inc.                                                                            80,710           $  6,173,508
Entergy Corp.                                                                                       16,050              1,255,592
Exelon Corp.                                                                                        10,030                607,216
FPL Group, Inc.                                                                                     98,390              4,427,550
PPL Corp.                                                                                           29,040                955,416
Public Service Enterprise Group, Inc.                                                               10,050                614,960
TXU Corp.                                                                                           23,900              1,494,228
                                                                                                                     $ 15,528,470
                                                                                                                     ------------
TOTAL COMMON STOCKS                                                                                                  $300,193,979
                                                                                                                     ------------
SHORT-TERM OBLIGATIONS - 2.8%
New Center Asset Trust, 5.35%, due 10/02/06 (y)                                              $   8,699,000           $  8,697,707
                                                                                                                     ------------
    TOTAL INVESTMENTS                                                                                                $308,891,686
                                                                                                                     ------------
OTHER ASSETS, LESS LIABILITIES - 0.2%                                                                                     743,466
                                                                                                                     ------------
    NET ASSETS - 100.0%                                                                                              $309,635,152
                                                                                                                     ------------
(a) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined: ADR American Depository Receipt

See attached schedule. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS VALUE SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) SEPTEMBER 30, 2006

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                 $270,122,730
                                                               ============
Gross unrealized appreciation                                  $ 41,997,588
Gross unrealized depreciation                                    (3,228,632)
                                                               ------------
      Net unrealized appreciation (depreciation)               $ 38,768,956
                                                               ============

The aggregate cost above includes prior fiscal year end tax adjustments.

MFS(R) Variable Insurance Trust

QUARTERLY PORTFOLIO HOLDINGS 09/30/06

MFS(R) RESEARCH INTERNATIONAL SERIES

[graphic omitted]


                                                                      M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

PORTFOLIO OF INVESTMENTS September 30, 2006 (Unaudited)

MFS Variable Insurance Trust - MFS Research International Series

ISSUER                                                                SHARES/PAR             VALUE ($)

COMMON STOCKS - 96.5%

AEROSPACE - 0.6%
Finmeccanica S.p.A.                                                         8,500          $    189,846
                                                                                           ------------
AIRLINES - 0.3%
Grupo Aeroportuario del Pacifico S.A. de C.V., ADR                          2,410          $     81,940
                                                                                           ------------
ALCOHOLIC BEVERAGES - 1.7%
Diageo PLC                                                                 16,850          $    297,554
Grupo Modelo S.A. de C.V.,"C"                                              22,900                99,481
Pernod Ricard S.A.                                                            650               135,283
                                                                                           ------------
                                                                                           $    532,318
                                                                                           ------------
APPAREL MANUFACTURERS - 1.9%
Burberry Group PLC                                                         22,880          $    220,968
Li & Fung Ltd.                                                             71,200               176,934
LVMH Moet Hennessy Louis Vuitton S.A.                                       1,890               194,763
                                                                                           ------------
                                                                                           $    592,665
                                                                                           ------------
AUTOMOTIVE - 4.8%
Bayerische Motoren Werke AG                                                 6,070          $    325,188
Compagnie Generale des
Etablissements Michelin                                                     2,520               184,736
Continental AG                                                              4,037               468,184
Nissan Motor Co. Ltd.                                                      25,100               281,191
Toyota Motor Corp.                                                          4,000               217,452
                                                                                           ------------
                                                                                           $  1,476,751
                                                                                           ------------
BIOTECHNOLOGY - 1.0%
Actelion Ltd. (a)                                                           2,120          $    304,129
                                                                                           ------------
BROADCASTING - 3.3%
Antena 3 de Television S.A.                                                 6,690          $    136,862
Grupo Televisa S.A., ADR                                                   13,040               277,230
Nippon Television Network Corp.                                               860               117,536
WPP Group PLC                                                              39,230               486,072
                                                                                           ------------
                                                                                           $  1,017,700
                                                                                           ------------
BROKERAGE & ASSET MANAGERS - 0.8%
EFG International (a)                                                       5,030          $    165,314
Singapore Exchange Ltd.                                                    32,000                89,451
                                                                                           ------------
                                                                                           $    254,765
                                                                                           ------------
BUSINESS SERVICES - 0.6%
Mitsubishi Corp.                                                            9,400          $    176,705
                                                                                           ------------
CHEMICALS - 4.0%
Bayer AG                                                                   10,260          $    523,113
Sasol Ltd.                                                                  3,160               103,846
Syngenta AG                                                                 2,350               354,412
Umicore                                                                     1,620               239,777
                                                                                           ------------
                                                                                           $  1,221,148
                                                                                           ------------
COMPUTER SOFTWARE - SYSTEMS - 0.6%
Capgemini S.A.                                                              3,560          $    188,869
                                                                                           ------------
CONGLOMERATES - 1.2%
Siemens AG                                                                  4,340          $    378,704
                                                                                           ------------
CONSTRUCTION - 2.7%
CEMEX S.A. de C.V., ADR (a)                                                 9,164          $    275,653
CRH PLC                                                                     7,940               268,172
Italcementi S.p.A.                                                          9,710               157,142
Italcementi S.p.A. - Ordinary                                               4,680               118,535
                                                                                           ------------
                                                                                           $    819,502
                                                                                           ------------
CONSUMER GOODS & SERVICES - 2.1%
Kao Corp.                                                                  11,000          $    293,408
Kimberly-Clark de Mexico S.A. de C.V., "A"                                 29,640               119,446
Reckitt Benckiser PLC                                                       5,680               235,370
                                                                                           ------------
                                                                                           $    648,224
                                                                                           ------------
ELECTRICAL EQUIPMENT - 1.3%
Schneider Electric S.A.                                                     3,528          $    393,538
                                                                                           ------------
ELECTRONICS - 4.6%
Konica Minolta Holdings, Inc. (a)                                          14,500          $    194,242
Nintendo Co. Ltd.                                                           1,000               206,105
Nippon Electric Glass Co. Ltd.                                              4,000                88,234
Royal Philips Electronics N.V.                                              8,720               306,018
Samsung Electronics Co. Ltd.                                                  652               457,544
Taiwan Semiconductor Manufacturing Co. Ltd.                                90,549               163,267
                                                                                           ------------
                                                                                           $  1,415,410
                                                                                           ------------
ENERGY - INDEPENDENT - 0.5%
Norsk Hydro A.S.A.                                                          7,325          $    163,676
                                                                                           ------------
ENERGY - INTEGRATED - 6.0%
Petroleo Brasileiro S.A., ADR                                               1,160          $     97,243
Royal Dutch Shell PLC, "A"                                                 22,290               735,090
Statoil A.S.A.                                                             13,390               316,647
TOTAL S.A.                                                                 10,550               692,444
                                                                                           ------------
                                                                                           $  1,841,424
                                                                                           ------------
FOOD & BEVERAGES - 2.5%
Nestle S.A.                                                                 1,929          $    672,539
Nong Shim Co. Ltd.                                                            328                93,595
                                                                                           ------------
                                                                                           $    766,134
                                                                                           ------------
FOOD & DRUG STORES - 1.2%
Sundrug Co. Ltd.                                                            2,800          $     64,253
Tesco PLC                                                                  43,035               289,967
                                                                                           ------------
                                                                                           $    354,220
                                                                                           ------------
FOREST & PAPER PRODUCTS - 0.6%
Aracruz Celulose S.A., ADR                                                  1,550          $     77,144
Votorantim Celulose e Papel S.A., ADR                                       6,610               111,973
                                                                                           ------------
                                                                                           $    189,117
                                                                                           ------------
INSURANCE - 3.8%
Assicurazioni Generali S.p.A.                                              10,900          $    407,822
AXA                                                                        14,270               526,308
Swiss Reinsurance Co.                                                       2,793               213,738
                                                                                           ------------
                                                                                           $  1,147,868
                                                                                           ------------
INTERNET - 0.2%
Universo Online S.A., IPS (a)                                              12,600          $     74,886
                                                                                           ------------
LEISURE & TOYS - 1.6%
Capcom Co. Ltd.                                                             7,100          $    103,168
Konami Corp.                                                                7,100               180,363
NAMCO BANDAI Holdings, Inc.                                                12,500               196,558
                                                                                           ------------
                                                                                           $    480,089
                                                                                           ------------
MACHINERY & TOOLS - 0.8%
Fanuc Ltd.                                                                  3,100          $    242,025
                                                                                           ------------
MAJOR BANKS - 14.0%
Barclays PLC                                                               39,060          $    492,739
BNP Paribas                                                                 5,573               599,740
Credit Agricole S.A.                                                        9,300               408,585
DBS Group Holdings Ltd.                                                    26,000               314,288
Deutsche Postbank AG                                                        2,500               189,769
Erste Bank der oesterreichischen Sparkassen AG                              4,132               257,314
Mitsubishi Tokyo Financial Group, Inc.                                         36               463,356
Royal Bank of Scotland Group PLC                                           15,950               548,993
Sumitomo Mitsui Financial Group, Inc.                                          45               472,501
Svenska Handelsbanken AB, "A"                                               6,000               162,198
UniCredito Italiano S.p.A.                                                 45,120               374,542
                                                                                           ------------
                                                                                           $  4,284,025
                                                                                           ------------
METALS & MINING - 3.2%
BHP Billiton PLC                                                           32,270          $    556,871
Companhia Siderurgica Nacional S.A., ADR                                    3,410                96,946
POSCO                                                                       1,020               264,109
Ternium S.A., ADR (a)                                                       2,330                53,963
                                                                                           ------------
                                                                                           $    971,889
                                                                                           ------------
NATURAL GAS - DISTRIBUTION - 0.7%
Tokyo Gas Co. Ltd.                                                         44,000          $    220,568
                                                                                           ------------
NATURAL GAS - PIPELINE - 0.4%
Gazprom OAO, ADR                                                            2,470          $    106,951
                                                                                           ------------
NETWORK & TELECOM - 0.3%
TomTom N.V. (a)                                                             2,010          $     84,560
                                                                                           ------------
OIL SERVICES - 0.6%
Saipem S.p.A.                                                               4,510          $     97,950
Vallourec S.A.                                                                415                96,795
                                                                                           ------------
                                                                                           $    194,745
                                                                                           ------------
OTHER BANKS & DIVERSIFIED FINANCIALS - 10.5%
AEON Credit Service Co. Ltd.                                                8,100          $    193,764
Aiful Corp.                                                                 1,350                52,242
Akbank T.A.S.                                                              31,724               162,338
Banco Bilbao Vizcaya Argentaria S.A.                                        7,940               183,783
Banco Nossa Caixa S.A.                                                      3,640                72,666
Bangkok Bank Public Co. Ltd.                                               39,700               116,252
Bank of Cyprus Public Co. Ltd.                                              8,100                82,391
China Merchants Bank Co. Ltd. (a)                                           3,000                 4,228
CSU Cardsystem S.A. (a)                                                    11,630                69,657
Hana Financial Group, Inc.                                                  2,780               127,218
HSBC Holdings PLC                                                          30,760               561,039
ORIX Corp.                                                                    990               273,708
OTP Bank Ltd., GDR                                                          2,130               133,977
Shinsei Bank Ltd.                                                          30,000               182,904
SinoPac Holdings                                                          236,000               112,619
Takefuji Corp.                                                              1,120                51,403
UBS AG                                                                     10,474               626,489
Unibanco - Uniao de Bancos Brasileiros S.A., ADR                            2,990               221,260
                                                                                           ------------
                                                                                           $  3,227,938
                                                                                           ------------
PHARMACEUTICALS - 6.7%
Astellas Pharma, Inc.                                                       9,200          $    370,041
GlaxoSmithKline PLC                                                        35,580               946,957
Novartis AG                                                                 3,920               228,827
Roche Holding AG                                                            2,840               490,990
                                                                                           ------------
                                                                                           $  2,036,815
                                                                                           ------------
SPECIALTY CHEMICALS - 1.2%
Asahi Glass Co. Ltd.                                                       16,000          $    197,400
Lonza Group AG                                                              2,270               157,196
                                                                                           ------------
                                                                                           $    354,596
                                                                                           ------------
SPECIALTY STORES - 1.7%
Grupo Elektra S.A. de C.V.                                                  7,630          $     73,471
NEXT PLC                                                                    7,830               277,859
Yamada Denki Co. Ltd.                                                       1,600               160,413
                                                                                           ------------
                                                                                           $    511,743
                                                                                           ------------
TELECOMMUNICATIONS - WIRELESS - 1.1%
America Movil S.A. de C.V., "L", ADR                                        2,350          $     92,520
Rogers Communications, Inc., "B"                                            4,420               241,986
                                                                                           ------------
                                                                                           $    334,506
                                                                                           ------------
TELEPHONE SERVICES - 4.0%
France Telecom S.A.                                                        10,490          $    240,811
Singapore Telecommunications Ltd.                                         186,750               286,883
Telenor A.S.A.                                                             21,820               284,678
TELUS Corp.                                                                 7,330               412,450
                                                                                           ------------
                                                                                           $  1,224,822
                                                                                           ------------
UTILITIES - ELECTRIC POWER - 3.4%
CEZ AS                                                                      1,000          $     35,398
E.ON AG                                                                     5,860               694,766
Equatorial Energia S.A., IEU (a)                                           13,480                99,058
SUEZ S.A.                                                                   4,701               206,772
                                                                                           ------------
                                                                                           $  1,035,994
                                                                                           ------------
    TOTAL COMMON STOCKS                                                                    $ 29,540,805

SHORT-TERM OBLIGATIONS - 2.4%
Windmill Funding Corp., 5.35%, due 10/02/06 (t)(y)                   $    725,000          $    724,892
                                                                                           ------------
    TOTAL INVESTMENTS                                                                      $ 30,265,697
                                                                                           ------------
OTHER ASSETS, LESS LIABILITIES - 1.1%                                                           351,177
                                                                                           ------------
    NET ASSETS - 100.0%                                                                    $ 30,616,874
                                                                                           ------------

(a) Non-income producing security.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section
    4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:
ADR     American Depository Receipt
GDR     Global Depository Receipt
IEU     International Equity Unit
IPS     International Preference Stock

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS VARIABLE INSURANCE TRUST - MFS RESEARCH INTERNATIONAL SERIES

SUPPLEMENTAL SCHEDULES (UNAUDITED) 09/30/2006


(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the series, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                  $ 28,468,290
                                                                ============
Gross unrealized appreciation                                   $  2,078,575
Gross unrealized depreciation                                       (281,168)
                                                                ------------
      Net unrealized appreciation (depreciation)                $  1,797,407
                                                                ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of September 30, 2006, are as follows:

---------------------------------------
United Kingdom                    18.5%
---------------------------------------
Japan                             16.4%
---------------------------------------
France                            12.7%
---------------------------------------
Switzerland                       10.5%
---------------------------------------
Germany                            8.5%
---------------------------------------
Italy                              4.4%
---------------------------------------
Mexico                             3.3%
---------------------------------------
South Korea                        3.1%
---------------------------------------
Brazil                             3.0%
---------------------------------------
Other                             19.6%
---------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS VARIABLE INSURANCE TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.